UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5038

Clearwater Investment Trust

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

Jennifer D. Lammers
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930
(Name and address of agent for service)

Copy to:

John V. O’Hanlon, Esquire
Dechert LLP
200 Clarendon Street, 27th Floor
Boston, MA 02116-5021

(Name and address for agent for service)

Registrant’s telephone number, including area code: 651-228-0935
Date of fiscal year end: December 31, 2009
Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

CLEARWATER INVESTMENT TRUST

Clearwater Growth Fund

Clearwater Small Cap Fund

Clearwater Tax-Exempt Bond Fund

Clearwater International Fund

SEMIANNUAL REPORT

for the period ended

June 30, 2010

Letter to our shareholders

August 30, 2010

We encourage you to read this semi-annual report as it contains important information about financial performance and fund holdings as well as investment performance. Each of the sub-advisers to the Clearwater Investment Trust has provided information as to their view of the markets in which they invest. During this period of unpredictable markets we hope you find this commentary interesting. In addition, this report describes a contract review process in April of this year, during which your Board of Trustees reviewed new information provided by Keeley Asset Management (“Keeley”) and determined to retain Keeley as a subadviser for the Small Cap Fund.

We hope the information contained within this report is helpful to you, our shareholders. As always, we encourage you as investors to carefully review and consider the investment objectives, risks and fees of a mutual fund before making investment decisions. In addition to this semi-annual report, additional information is available in the Clearwater Funds prospectus, which you received earlier this year and is also available by calling your Financial Consultant and Fiduciary Counselling, Inc. We thank you for your continued confidence and for choosing to invest with us.

George Weyerhaeuser, Jr.	Philip W. Pascoe
CEO, Clearwater Investment Trust	President, Clearwater Management Company

2010 Clearwater Funds’ Performance (unaudited)

Clearwater Growth Fund
The Clearwater Growth Fund is passively managed to closely mirror the Russell 1000® Index. For the six-month period ended June 30, 2010, the Growth Fund generally matched both the individual securities and industry and sector weighting of the Russell 1000 Index, with the exception of the purchase or sale of certain portfolio securities made to manage taxable gains. The Growth Fund’s total return, which is net of fees and expenses, was -6.5% versus -6.4% for the Russell 1000, which does not include fees or expenses.

The Clearwater Growth Fund’s subadviser, Parametric Portfolio Associates, provided the following commentary regarding the U.S. equity markets in 2010: The US equity market finished the quarter ended June 30, 2010 at its lowest level of the year, with the S&P 500 Index down -11.4%. It was the worst quarter for US stocks since the depth of the global financial crisis in the fourth quarter of 2008. The sovereign debt crisis unfolding in Greece and potentially much of southern Europe shook investor confidence in the US. The stock market decline was broad-based, cutting across economic sectors, size, and relative valuation. Value, growth, mid and small-cap stocks were all down similarly in the second quarter, around -10%. While all economic sectors in the S&P 500 Index were negative for the quarter, the defensive utilities (-3.7%) and telecommunications (-4.2%) were the best relative performers, as these sectors tend to weather a slumping economy. The worst performing sectors were materials (-15%) and financials (-13.3%). We believe US stocks are now inexpensive compared to historical valuation measures. The S&P 500 trades at 13.5 times estimated earnings versus a historical average of 16. However, with the global financial meltdown of 2008 fresh in their minds, investors appear unable to move beyond their collective risk aversion

Clearwater Small Cap Fund
The Clearwater Small Cap Fund had a positive total return, net of fees and expense, for the six-month period ended June 30, 2010 of 0.4%. The Small Cap Fund’s benchmark, the Russell 2000® Index, declined by -2.0% for the same period. The Small Cap Fund is managed by two sub-advisers, Kennedy Capital Management and Keeley Asset Management. The portion of the portfolio managed by Kennedy Capital Management gained 2.63% (gross of fees and expenses) for the six-month period ended June 30, 2010. The portfolio sub-advised by Keeley Asset Management declined -4.69% (gross of fees and expenses) for the same period. Following is additional information provided by Kennedy Capital Management and Keeley Asset Management as to their view of U.S. equity markets in 2010:

Kennedy Capital Management
As we look forward, there are plenty of statistics that one could cite to invoke fear of a double-dip recession. At the same time, though, more than a few look decidedly positive. The one situation that does concern us more than some others is the condition of state and municipal budgets. While our investible universe may not relate directly to these entities, the collateral impacts are widespread. One must be mindful of looming cuts in state Medicaid budgets, hits to state-funded construction projects, and reductions in K-12 budgets.

On the bright side, though, we note the continued strength of a number of important economic indicators. Heavy duty truck orders are very strong for this time period and containerboard inventories are at the lowest levels in decades, once again indicating that the economy is moving forward at a faster pace than most had planned. Finally, although some are bemoaning the drop in Institute for Supply Management’s Purchasing Managers Index in June, the 56.2 index level remains solidly in expansion mode.

In summary, we see mixed signals, and we cannot put aside some real fears of the ramifications of excessive debt burdens at all levels of government. In general, we believe that the overwhelming influence of a growing middle class in emerging markets will buoy global industrial production, helping to ease global debt burdens over time. It helps us put in perspective some of the near-term concerns about our economy, such as high unemployment and an uneven housing recovery.

Keeley Asset Management
After starting the year with modest declines in January, U.S. equity markets posted steady gains throughout February and March and finished the quarter with strong returns. Positive economic news came in the form of improved retail sales along with firming trends in durable goods orders and slight increases in industrial production and factory use. However, the housing market is still under duress with a high rate of foreclosures and homebuilding near recession lows. Equity markets started to sell off sharply during the 2nd quarter. This weakness began in late April as the major indexes responded to fears of a global slowdown, most notably sovereign debt concerns and a sharp sell-off in the Euro, with a spike in volatility and a flight to safety pushing the yield on the 10-year Treasury note below 3.0% from the 4% level in early April. Investor confidence was shaken in early May as the Dow Jones Industrial Average briefly traded intraday down 1000 points before closing down more than 300 points in what has been labeled the “flash crash”. Additionally, the unabated oil spill in the Gulf contributed to the downbeat pall cast over the marketplace. Apart from these larger headlines, U.S. economic news was mixed. For instance, recent reports on manufacturing, auto sales, and consumer spending showed increases while retail sales and housing starts were down. In addition, reports on employment were generally disappointing indicating slow progress on achieving any kind of real job growth. These mixed economic signals coupled with the troubling global headlines have investors concerned that the recovery could stall leading to a double dip recession. Accordingly, The Federal Reserve indicated short term rates would remain near zero for an extended period in an effort to facilitate the economic recovery.

Although a number of challenges remain, we expect a slow, but positive recovery. We continue to identify attractive opportunities in today’s environment and are optimistic that corporate earnings and the future guidance companies provide will be strong in the coming quarters. We are also pleased with the continued improvement within the credit markets. Merger and acquisition activity, the number of companies emerging from bankruptcy, and the projected number of spin-offs are all evidence that credit markets are improving.

Clearwater Tax-Exempt Bond Fund
The Clearwater Tax-Exempt Bond Fund’s total return, net of fees and expenses, for the six-month period ended June 30, 2010 was 4.3%, as compared to an increase of 2.5% for its comparative benchmark, the Barclay’s 5-Year Municipal Bond Index. The Tax-Exempt Bond Fund’s sub-adviser, Sit Investment Associates, provided the information below regarding the U.S. fixed income market.

Sit Investment Associates
Tax-exempt fixed income markets have returned to near normalcy in 2010 after the liquidity crisis of 2008, which was caused by downgrades of bond insurers, failures of auction-rate securities, unwinding of leveraged positions and the collapse of Bear Stearns and Lehman Brothers, and the strong rebound enjoyed in 2009. The $787 billion fiscal stimulus bill enacted in February 2009 provided support for many state and local governments and helped the economy return to growth in the second half of 2009 and first half of 2010. U.S. Treasuries, which were the only negative fixed income performers in 2009, also delivered strong performance in 2010, as investors sought safety in the fixed income markets. The Federal Reserve continued to hold the federal funds rate near zero throughout the period ended June 30, 2010. In addition, the Fed continued using many other means to pump liquidity into fixed income markets. Long-term Treasury yields trended lower, while short-term yields remained below 1%. Ratios of tax-exempt yields to Treasuries remained near historic norms for short and intermediate tax-exempt bonds, but long tax-exempt yields remain historically high compared to Treasuries. While modest growth has returned to the economy, with the unemployment rate still above 9%, the Fed is likely to continue to remain accommodative throughout 2010. Furthermore, fiscal stimulus from the Obama administration will continue to have a significant impact on fixed income markets in 2010. We expect that second half returns in fixed income markets, except for U.S. Treasuries, are likely to be bumpy but positive as the Fed’s accommodative policies and the federal government’s fiscal stimulus continue to help the fixed income markets stabilize.

Revenue bonds continued to outperform general obligation bonds during the first half of 2010, with revenue bonds returning 3.7% for the year-to-date ended June 30, 2010, while general obligation bonds returned 3.4%. Furthermore, longer duration outperformed shorter duration, and lower quality issues outperformed those of higher credit quality, as investors sought yield. We expect revenue bonds to again be strong performers in the second half of 2010, as the Fed’s accommodative policies and the Obama administration’s fiscal stimulus should continue to allay liquidity concerns in the market, and investor focus remains on yield. General obligation bond performance should remain weak on a relative basis, however, as many cities, counties and states continue to experience revenue shortfalls, despite the economy pulling out of recession, due to the persistent unemployment problem.

Clearwater International Fund
The Clearwater International Fund declined -11.0% on a total return basis, net of fees and expenses for the six-month period ended June 30, 2010. The International Fund’s benchmark, the MSCI World ex US Index decreased -12.2% for the same period. The International Fund is sub-advised by four managers, Parametric Portfolio Associates, Axa Rosenberg, Eagle Global Advisors, and Artisan Partners. The portion of the portfolio managed by each sub-adviser had the following returns, gross of fees and expenses, for the six-month period ended June 30, 2010: Parametric Portfolio Associates, -12.1%; Axa Rosenberg, -7.4%; Eagle Global Advisors, -16.8%; and Artisan Partners, -5.4%. Each of these managers has provided additional commentary on the international equity markets below.

Parametric Portfolio Associates
2010 has been a volatile year, with international markets, as measured by the MSCI EAFE Index, down 14% in the second quarter ended June 30, 2010. In developed markets, Singapore (+0.02%) was the top performer followed by Israel (-4.53%), the newest developed country added to MSCI EAFE. The worst performing country by a wide margin was Greece (-40.5%).

The $1 trillion loan package set forth by the European Union to end the region’s sovereign debt crisis could not overcome the extreme investor pessimism. All sectors were negative for the quarter ended June 30, 2010, with the worst performer being energy (-22.7%) driven by the BP disaster in the U.S. Gulf region. The best performing sector was the defensive consumer staples (-7.5%). The Euro continued to weaken versus the US dollar (-9.5%), but the Japanese yen appreciated versus the US dollar (+5.6%) as the yen represented an alternative safe haven currency for some investors.

AXA Rosenberg
Volatility and economic uncertainty became paramount in the global stock markets in May, resulting in a significant downturn across regions and sectors. Equity markets were particularly affected in Europe, due to Sovereign Debt and credit concerns. Furthermore, the prospect of slowing demand from China weighed on raw material prices, and the Energy sector was under pressure from weaker oil prices, weaker demand, and the BP spill in the Gulf. In the second quarter of 2010, analyst downward revisions outnumbered positive revisions for the first time in a year, and the market reacted strongly to any pullback in forecasts, even if the overall forecasts remained positive. A disconnect between earnings and prices resurfaced as analysts continue to forecast an improving global earnings outlook in spite of the evolving macroeconomic headwinds. Although the market rebound paused in late April and many earnings forecasts have been trimmed, forecasts indicate recovery and fundamental mispricing continues to present a significant opportunity.

Eagle Global Advisors
Although most analysts raised their expectations for 2010 global GDP growth through the first half of this year, the focus since April has been about the possibility of things going wrong with the economic recovery. Investors are again beginning to worry about the risk of a double-dip recession in the developed economies. There is a laundry list of concerns hovering over the market, including governments taking away their fiscal stimulus too soon, a Chinese economic slowdown, eurozone banking system stresses, a declining Purchasing Managers’ Index (PMI) and global leading economic indicators, and growing concerns about sovereign risk contagion in Europe to name a few. Equity markets across the globe fell on rising fears and international returns were hit hardest as investors flocked to the U.S. dollar for safety, leading to significant currency weakness for most currencies relative to the U.S. dollar except the yen. Investors began to worry that fiscal tightening measures will weaken the global economic recovery at a time of much uncertainty. In China, measures to cool off the property markets and rising pressure on factory wages led to increasing fears about the country’s economic growth and hit commodity prices and stocks hard. Continued anguish over the sovereign debt of eurozone periphery countries led to sovereign ratings downgrades and significant strains in Europe’s banking system.

Equity markets tumbled during the second quarter as risk aversion ruled the environment. With the euro and smaller European economies’ currencies precipitous falls during the quarter, international equity returns in U.S. Dollars suffered during the quarter. As market participants shifted their attention to negative headlines and continuing data suggested developed economies around the world will see much lower growth in the second half, investors headed for the exits during the quarter. Macro events ruled the environment and investors ignored some market valuations that appeared attractive versus their history. The sharp market selloff is creating some opportunities to buy high quality companies at attractive levels. A much anticipated rally from an ECB/IMF funding package for Greece lasted one day as markets moved on quickly to fears about the risk of contagion. Small and mid-cap securities performed better than large caps during the quarter and year-to-date periods ended June 30, 2010. Growth also fared better than value in this period. The best performing EAFE markets for the quarter ended June 30, 2010 were Singapore, Denmark, and Hong Kong while the worst performing markets for the same period were Greece, Finland, and Austria. In the emerging markets, the best performing for the quarter ended June 30, 2010 were Indonesia, Peru, and Colombia while the worst performers were Hungary, Poland, and Russia.

Artisan Partners
After several quarters of strong stock market returns, sentiment based mainly on macroeconomic concerns drove stock markets lower across the globe. The initial concerns erupted in Greece and spread east and west from there. The main headlines raised investor concerns about European government borrowing, Japanese government borrowing and a potential bursting of the Chinese bubble as the government has taken steps to slow the pace of growth. The headline stock market declines were large during the quarter. China (as measured by the Shanghai Composite Index) was among the worst performing markets, down about 23% for the quarter ended June 30, 2010, in local currency terms. For the same period, local returns in Europe, on average, were down about 10% (15% in U.S. dollar terms), Japan was down nearly 15% (less in U.S. dollar terms), Brazil was down more than 14% and Hong Kong was down close to 6%. The S&P 500® Index was down 11%. Various macroeconomic data points have, as is often the case, proven the stock market right by showing a slowdown in the pace of growth.

Economic outcomes rarely move in a straight line. With stock markets genetically wired to hard financial data and human emotion, one cannot and should not expect consistency in the movement of share prices, especially as we come out of a difficult period. Political “solutions”, which seem to be showing up with increased frequency, only add to the confusion. As a result, sentiment has turned for the worse and equity markets have declined. In our opinion, the returns available in equities compare very favorably to many other asset classes including the historically low rates available on government bonds.

Board Approval of Subadvisory Contract
Keeley Asset Management Corp. (Keeley) is responsible for managing a portion of the investment program and strategies for the Small Cap Fund. The Trustees agreed to retain Keeley under the terms of the subadvisory contract dated April 17, 2010. The agreement will continue for two years and is renewable for successive one-year periods.

The Trustees considered the materials presented throughout 2009 and 2010, including the materials presented at the December, 2009, and April 17, 2010 board meetings, and based their decision on, among other things, that information, including management’s evaluations of Keeley’s investment staff, portfolio management process, compliance program enhancements and fund performance. The Trustees considered a number of factors, including those discussed below, that they believed, in light of the legal advice furnished to them by legal counsel and their own business judgment, to be relevant. No single factor determined whether or not the agreement would be approved but rather the totality of factors considered was determinative.

Nature, Extent and Quality of Services Provided
The Trustees considered the experience of the Keeley organization. The Trustees noted that Keeley has been managing investment portfolios since 1982 with total assets under management of [$xx] billion, employs a team of [xxx] investment professionals, and is headed by John L. Keeley, Jr., who is its President, and the fund’s primary portfolio manager. The Trustees considered Keeley’s investment approach for the fund. The Trustees also considered oral and written reports presented to them from management and Keeley regarding Keeley’s compliance program, including enhancements to Keeley’s trading operations. In particular, the Trustees considered the views expressed by CMC and the Trust’s Chief Compliance Officer that the concerns with Keeley’s trading operations that had led to the termination of Keeley’s previous agreement with the fund had been adequately addressed. The Trustees also considered CMC’s recommendation to retain Keeley. Based on their analysis of the data and other information presented, the Trustees concluded that Keeley is capable of providing investment and related services that are appropriate in light of the fund’s operations. .

Investment Performance
The Trustees considered the sub-adviser’s performance in the period since inception on August 1, 2006. They noted the performance reports prepared for their considerations by the fund’s transfer agent and shareholder service provider, which compared the fund’s performance to the relevant benchmarks for the since inception, year-to-date and three year time period. The Trustees also noted the fund’s performance, attributable to both sub-advisers of the fund, relevant to peer groups. The Trustees concluded that they were satisfied with Keeley’s investment management performance to date, but will continue to monitor due to the short-term history with Clearwater.

Cost of Services
The Trustees considered the fund’s subadvisory fee. They noted that management fees charged by most advisers directly managing a fund’s portfolio (i.e., not via hiring a subadviser to manage the portfolio) also cover significant administrative services not required of Keeley. Keeley charges a fee based on assets under management on a sliding scale ranging from 100 basis points on the first $2 million under management to 70 basis points on assets in excess of $10 million. The Trustees relied on presentations by the fund’s transfer agent and shareholder servicing provider comparing Keeley’s net management fee to its relevant peer groups. This analysis led the Trustees to determine that the fees charged to the fund and received by Clearwater and Keeley are reasonable.

Management Profitability
The Trustees considered the profitability data provided by Clearwater. The Trustees did not consider the profitability of Keeley resulting from its relationship with the fund. The fund’s situation is different from that where the portfolio is managed by the sole adviser, which established, promotes and markets the fund as a method of increasing its assets under management and, therefore, its profitability. Keeley is an independent firm and the advisory fee charged is the result of arm’s length bargaining between Keeley and the fund’s adviser under the supervision of the Trustees.

Economies of Scale
The Trustees considered whether the fund could enjoy economies of scale as it grows as a result of Keeley realizing economies of scale. They noted that they will have the opportunity to periodically reexamine whether the fund has achieved economies of scale, and the appropriateness of management fees payable to Clearwater and fees paid to the Keeley, in the future.

Quarterly Portfolio Schedule of Investments
The Funds file a complete schedule of their portfolio holdings as of the close of the first and third quarters of their fiscal years with the SEC on Form N-Q. Shareholders may request copies of Form N-Q free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. These filings are also available on the SEC’s Internet site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the public reference room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities
The Funds have established Proxy Voting Policies and Procedure (“Policies”) that the Funds use to determine how to vote proxies relating to portfolio securities. They also report, on Form N-PX, how the Funds voted any such proxies during the most recent 12-month period ended June 30. Shareholders may request copies of the Policies or Form N-PX free of charge by calling the Transfer Agent toll free at 1-888-228-0935 or by sending a written request to: Fiduciary Counselling, Inc, 30 East 7th Street, Suite 2000, St. Paul, MN 55101 Attn: Clearwater Investment Trust Transfer Agent. Form N-PX is also available from the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

Shareholder Expense Example (unaudited)
As a shareholder of the Funds, you incur costs, including management fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2009 to June 30, 2010.

Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Clearwater Funds and funds offered by other organizations. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the second section of the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you compare the relative total costs of the Clearwater Funds to funds that charge transaction costs and/or sales charges or redemption fees.

Actual	Beginning Account Value December 31, 2009	Ending Account Value June 30, 2010	Expenses Paid During the Period* December 31, 2009 thru June 30, 2010
Growth Fund	$1,000.00	$ 935.50	$1.34
Small Cap Fund	$1,000.00	$1,004.20	$4.72
Tax-Exempt Bond Fund	$1,000.00	$1,043.30	$1.82
International Fund	$1,000.00	$ 889.80	$3.75

Hypothetical (5% return before
expenses)

Growth Fund	$1,000.00	$1,024.79	$1.41
Small Cap Fund	$1,000.00	$1,024.79	$4.77
Tax-Exempt Bond Fund	$1,000.00	$1,024.79	$1.81
International Fund	$1,000.00	$1,024.79	$4.02

*Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The annualized expense ratios for each fund are as follows:
Growth Fund	0.28%
Small Cap Fund	0.95%
Tax-Exempt Bond Fund	0.36%
International Fund	0.80%

CLEARWATER INVESTMENT TRUST

Statement of Assets and Liabilities

June 30, 2010 (unaudited)

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Assets
Investments in securities, at market value (identified cost: $219,269,570 Growth Fund; $192,997,891 Small Cap Fund; $537,146,013 Tax-Exempt Bond Fund; $228,548,730 International Fund)	$273,223,782	203,728,835	533,284,087	258,828,985
Cash and cash equivalents	—	—	—	6,402,587
Foreign currencies, at value (cost: $507,487)	—	—	—	510,902
Receivable for securities sold	—	3,821,359	2,484,149	1,388,085
Receivable for shares of beneficial interest sold	—	—	30,300	384,500
Accrued dividend and interest receivable, less the allowance for uncollectible interest of $641,634 (Tax-Exempt Bond Fund)	365,051	239,353	7,201,399	590,116
Foreign tax reclaimable receivable	—	—	—	257,180
Total assets	273,588,833	207,789,547	542,999,935	268,362,355
Liabilities

Payables for investment securities purchased	—	2,532,690	3,037,644	2,313,003
Payables for fund shares redeemed	22,000	197,200	1,105,880	1,039,515
Dividend Distribution Payable	—	—	—	—
Accrued investment advisory fee	210,471	542,270	486,694	572,038
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	161
Total liabilities	232,471	3,272,160	4,630,218	3,924,717
Net assets	$273,356,362	204,517,387	538,369,717	264,437,638
Capital

Capital stock and additional paid-in capital (authorized unlimited number of shares at no par value for each Fund: outstanding 12,480,191; 14,130,429; 57,194,742; and 22,578,601 shares, respectively)	$234,988,171	217,249,609	551,318,679	230,271,917
Undistributed net investment income (loss)	2,519,586	(218,178)	(1)	2,997,431
Accumulated net realized gain (loss)	(18,105,707)	(23,244,989)	(9,087,035)	890,748
Unrealized appreciation (depreciation) of investments	53,954,212	10,730,945	(3,861,926)	30,277,542
Net assets	$273,356,262	204,517,387	538,369,717	264,437,638
Net asset value per share of outstanding capital stock	$21.90	14.47	9.41	11.71

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statement of Operations

for the six months ended June 30, 2010 (unaudited)

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Investment income:
Income:
Dividends (net of foreign taxes withheld of $0, $947, $0, and $524,778 respectively)	$2,801,630	821,671	1,214,531	4,816,546
Interest	45	775	13,645,902	562
Total income	2,801,675	822,446	14,860,433	4,817,108

Expenses:
Federal excise taxes	—	—	—	—
Bad debts expense	—	—	44,025	—
Investment advisory fee	667,206	1,502,149	1,624,745	1,437,400
Voluntary fee reduction	(252,056)	(445,081)	(649,898)	(287,064)
Total expenses	415,150	1,057,068	1,018,872	1,150,336
Net investment income	2,386,525	(234,622)	13,841,561	3,666,772
Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,326	22,139,984	(546,414)	161,771
Net realized gain (loss) on foreign currency transactions	—	—	—	(103,952)
Unrealized appreciation (depreciation) during the period	(21,023,118)	(20,145,570)	9,916,668	(36,789,637)
Unrealized appreciation (depreciation) on forward foreign currency exchange contracts during the period	—	—	—	(1,093)
Unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies during the period	—	—	—	(1,287)
Net gain (loss) on investments	(21,020,792)	1,994,414	9,370,254	(36,734,198)

Net increase (decrease) in net assets from operations	$(18,634,267)	1,759,792	23,211,815	(33,067,426)

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Statements of Changes in Net Assets

for the six months ended June 30, 2010 (unaudited)

and the year ended December 31, 2009

	Growth Fund		Small Cap Fund
	6/30/2010	12/31/2009	6/30/2010	12/31/2009
Operations:
Net investment income (loss)	$2,386,525	4,693,990	(234,622)	(66,057)
Net realized gain (loss) on investments	2,326	(8,594,039)	22,139,984	(12,244,262)
Unrealized appreciation (depreciation) during the period	(21,023,118)	68,041,563	(20,145,570)	71,407,497
Net increase (decrease) in net assets from operations	(18,634,267)	64,141,514	1,759,792	59,097,178
Distributions to shareholders from:
Net investment income	—	(4,613,011)	—	—
Net realized gain on investments	—	—	—	—
Total distributions to shareholders	—	(4,613,011)	—	0
Capital share transactions:
Proceeds from shares sold	3,674,900	85,875,365	2,426,000	75,386,269
Reinvestment of distributions from net investment income and gain	—	4,613,011	—	—
Payments for shares redeemed	(4,872,127)	(54,091,900)	(14,073,623)	(40,994,631)
Increase (decrease) in net assets from capital shares transactions	(1,197,227)	36,396,476	(11,647,623)	34,391,639
Total increase (decrease) in net assets	(19,831,494)	95,924,979	(9,887,831)	93,488,817

Net assets:
At the beginning of the period	293,187,855	197,262,876	214,334,942	120,846,125
At the end of the period	$273,356,361	293,187,855	204,447,111	214,334,942
Undistributed net investment income (loss)	$2,519,586	133,061	(218,178)	(53,833)

	Tax-Exempt Bond Fund		International Fund
	6/30/2010	12/31/2009	6/30/2010	12/31/2009*
Operations:
Net investment income (loss)	$13,841,561	25,093,557	3,666,772	3,061,595
Net realized gain (loss) on investments	(546,414)	(3,545,962)	57,819	5,561,677
Unrealized appreciation (depreciation) during the period	9,916,668	62,240,551	(36,792,017)	67,069,559
Net increase (decrease) in net assets from operations	23,211,815	83,788,146	(33,067,426)	75,692,831
Distributions to shareholders from:
Net investment income	(13,841,750)	(25,117,859)	—	(4,013,644)
Net realized gain on investments	—	—	—	(4,446,040)
Total distributions to shareholders	(13,841,750)	(25,117,859)	—	(8,459,684)
Capital share transactions:
Proceeds from shares sold	10,797,292	120,179,220	11,193,341	244,076,067
Reinvestment of distributions from net investment income and gain	13,841,750	25,117,859	—	8,459,684
Payments for shares redeemed	(38,033,141)	(32,421,588)	(6,590,172)	(26,867,003)
Increase (decrease) in net assets from capital shares transactions	(13,394,099)	112,875,491	4,603,169	225,668,748
Total increase (decrease) in net assets	(4,024,034)	171,545,778	(28,464,257)	292,901,895
Net assets:
At the beginning of the period	542,393,751	370,847,973	292,901,895	—
At the end of the period	$538,369,717	542,393,751	264,437,638	292,901,895
Undistributed net investment income (loss)	$(1)	188	2,997,431	(669,341)

* Period from February 5, 2009 (commencement of operations) to December 31, 2009.

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(1)	Organization

Clearwater Investment Trust (the Trust) was established on January 12, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (as amended) as a diversified open end management investment company and presently includes four series of funds: Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund, and Clearwater International Fund (the Funds). The Trust’s declaration of trust permits the Board of Trustees to create additional funds in the future. The investment objective of the Clearwater Growth, Small Cap, and International Funds is long term capital growth. The investment objective of the Clearwater Tax-Exempt Bond Fund is high current income that is exempt from federal income tax, consistent with preservation of capital. The Clearwater International Fund commenced operations on February 5, 2009.

The Clearwater Growth Fund is passively managed to track but not replicate the Russell 1000® Index (the Index), an unmanaged, capitalization weighted index of the largest 1000 public companies in the United States. The Fund is managed so that its holdings match the holdings of the Index as closely as possible while attempting to minimize the realization of taxable gains. This means that the Fund will not buy and sell securities to match changes in the composition of securities in the Index. Instead, the Fund’s portfolio is adjusted periodically to reflect the holdings and weightings of the Index, but only after consideration of the Fund’s policy to minimize realization of taxable gains.

The Clearwater Small Cap Fund invests primarily in equity securities of issuers with market capitalizations, at the time of investment, no greater than the range of capitalizations of the companies included in the Russell 2000® Index, an unmanaged, capitalization weighted index of the largest 3000 public companies in the United States less the largest 1000 tracked by the Russell 1000 Index. The Fund may invest up to 20% of its assets in microcap securities, generally defined as securities with a market capitalization under $300 million.

The Clearwater Tax-Exempt Bond Fund invests at least 80% of its assets in municipal securities, which are debt obligations issued by or for the U.S. states, territories and possessions, and the District of Columbia. The interest on these securities is generally exempt from regular federal income tax and may also be exempt from federal alternative minimum tax. However, the Fund may invest up to 20% of its assets in securities that generate interest income subject to federal alternative minimum tax.

The Clearwater International Fund, using a “multi-style, multi-manager” approach, allocates portions of its assets among subadvisers who employ distinct investment styles. The Fund currently has four subadvisers, Parametric Portfolio Associates (Parametric), AXA Rosenberg Investment Management LLC (AXA Rosenberg), Artisan Partners Limited Partnership (Artisan Partners), and Eagle Global Advisors, LLC (Eagle). The Fund generally invests at least 80% of the value of its net assets in equity securities that trade in markets outside the United States. Such securities are generally issued by companies domiciled outside of the Unites States or that derive more than half of their revenues or pre-tax income from activities occurring outside of the United States. The Fund diversifies its investments among a number of different countries throughout the world, and may invest in companies of any size. The Fund does not currently intend to invest more than 20% of its net assets in the equity securities of developing or emerging market issuers.

12	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Funds are as follows:

(a)	Investments in Securities

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Foreign security values are stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Debt securities maturing more than 60 days from the valuation date are valued at the market price supplied by an independent pricing vendor; those securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the board of trustees, although the actual computations may be made by persons acting pursuant to the direction of the board.

Security transactions are accounted for on the trade date which is the date the securities are purchased or sold. Realized gains and losses are calculated on an identified cost basis. Dividend income is recognized on the ex-dividend date or, for foreign securities, as soon as the information is available. Interest income, including amortization of original issue discount and premium, is accrued daily.

(b)	Foreign Currency Translations

The International Fund invests in securities which are purchased and sold in foreign currencies as a principal investment strategy. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The value of the International Fund’s assets as measured in U.S. dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. The gains or losses, if any, on investments resulting from changes in foreign exchange rates are included in the Statements of Operations with net realized and unrealized gain (loss) on investments. The realized gains or losses, if any, on translations of other assets and liabilities denominated in foreign currencies are included in foreign currency transactions on the Statements of Operations. The International Fund also will incur costs in converting U.S. dollars to local currencies, and vice versa. The International Fund therefore may enter into foreign currency transactions as a principal investment strategy.

Risks may arise upon investing in foreign securities including, but not limited to, political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income tax and possible delays in the settlement of foreign stock exchange transactions. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

13	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(c)	Forward Foreign Currency Exchange Contracts

The International Fund enters into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or the portfolio position. The objective of the International Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the International Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. Forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The International Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential of the issuer to default on its obligations under the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in net realized gain (loss) on foreign currency transactions and unrealized gains or losses in unrealized appreciation (depreciation) on forward foreign currency exchange contracts. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 9.

(d)	Spot Contacts

The International Fund enters into spot contracts in order to buy or sell a certain amount of foreign currency at the current market rate, with settlement occurring in two business days. The International Fund may enter into spot contracts in order to make payments, or to receive payments, based on trading activity in a foreign currency. A spot contract allows the International Fund to buy or sell foreign currency on the day it chooses to deal.

Risks may arise upon entering into spot contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar in a short period of time. Additional information on derivative instruments and how these positions may impact the financial statements is found in Note 9

(e)	Cash and Cash Equivalents

For the International Fund, cash and cash equivalents include cash and short-term deposits maintained in foreign currencies.

(f)	Recoverable Taxes

The balance disclosed as foreign tax reclaimable receivable represents net amounts withheld by foreign governments on dividend income earned in the respective countries subject to reclamation. All reclaims are paid directly to the International Fund.

14	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(g)	Federal Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. On a calendar-year basis, the Funds intend to distribute substantially all of their net investment income and realized gains, if any, to avoid the payment of federal income and excise taxes. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes.

Management has analyzed all funds’ tax positions taken on federal tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and Minnesota state income and federal excise tax returns for the 2006, 2007, 2008 and 2009 tax years for which the applicable statutes of limitations have not expired remain subject to examination by the Internal Revenue Service and state departments of revenue.

Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period or fiscal year in which amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the Funds. The tax character of distributions paid by the funds during the years ended December 31, 2009 and 2008 was as follows:

	Tax-exempt		Ordinary income
	2009	2008	2009	2008
Growth Fund	$—	—	4,613,011	5,407,889
Small Cap Fund	—	—	—	619,899
Tax-Exempt Bond Fund	24,795,282	18,268,358	322,577	98,771
International Fund*	—	—	8,459,684	—

*Commenced investment operations on February 5, 2009.

Qualified Dividend Income Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), 100% of ordinary dividends paid during the years ended December 31, 2008 and 2009 for the Growth Fund, 100% of ordinary dividends paid during the year ended December 31, 2008 for the Small Cap Fund, and 47.02% of ordinary dividends paid during the period ended December 31, 2009 for the International Fund are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates in 2009.

Foreign Tax Credit The International Fund intends to make an election that will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid by them. The amounts per share which represent income from sources within foreign countries and the foreign tax credit were 0.2286 and 0.0221, respectively.

15	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Undistributed ordinary income	$2,519,586	(218,178)	(1)	2,893,479
Undistributed capital gain	—	—	—	—
Accumulated capital losses	(17,832,659)	(23,202,839)	(9,087,035)	—
Unrealized appreciation (depreciation)	53,681,164	10,688,795	(3,861,926)	—

Total	$38,368,091	(12,732,222)	(12,948,962)	2,893,479

On the statements of assets and liabilities, due to permanent book-to-tax differences, the following adjustments have been made:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund
Undistributed net income	$—	$—	$—	$(103,952)
Accumulated net realized gains	—	—	—	103,952
Additional paid-in capital	—	—	—	—

(h)	Distributions to Shareholders

Distributions to shareholders from net investment income, if any, are declared annually for the Growth, Small Cap, and International Funds and declared daily, payable monthly, for the Tax-Exempt Bond Fund. Distributions to shareholders from net realized gains, if any, are declared annually for all Funds. Distributions are paid in cash or reinvested in additional shares.

(i)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(j)	Recent Accounting Pronouncements

In April 2009, the Financial Accounting Standards Board (“FASB”) issues additional guidance related to fair value measurement. This guidance requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There were no changed to the financial position of the Funds and the results of their operations upon adoption of this guidance. Management believes that appropriate disclosures, reflecting the potential impact of this guidance, have been made for the current period as part of the Notes to Financial Statements and Schedule of Investments.

16	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

In June 2009, the FASB issued guidance establishing general standards of accounting for and disclosure of events that occur after the balance sheet date, but before the financial statements are issued. Management has evaluated subsequent events for the Funds as described in note 10.

(3)	Fair Value Measurements

Fair value is an estimate of the price the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. Fair value measurement guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments, as described in note 2(a) above. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities.

•

Level 2 – other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – valuations based on unobservable inputs, which may include the advisor’s own assumptions in determining fair value of an investments.

Investments are valued as of the close of business on the New York Stock Exchange, normally 4:00pm Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Funds use independent pricing services approved by the Board of Trustees to value their estimates. When prices are not readily available, or are determined not to reflect fair value, the Funds may value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the investments of each Fund as of June 30, 2010 using the Fair Value methodology and broad levels described above:

	Investments in Securities at Value
	Growth Fund (a)	Small Cap Fund (a)

Level 1	$272,321,632	197,270,734
Level 2	902,150	6,458,101
Level 3	—	—
Total	$273,223,782	203,728,835

(a)

For these funds, 100% of the investment value is compromised of equity and fixed income securities and cash equivalents. See the respective Fund’s Schedule of Investments for industry classification. Level 2 securities are fixed income securities.

17	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

Clearwater Tax-Exempt Bond Fund (b)	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Cash Equivalents
STIF- Type Instrument	$—	8,648,054	—	8,648,054
Total Cash Equivalents	8,648,054			8,648,054
Equities
Common Stock	8,038,944	—	—	8,038,944
Mutual Funds	25,678,113	—	—	25,678,113
Real Estate Investment Trust	458,892	—	—	458,892
Shares of Beneficial Interest	2,479,699	—	—	2,479,699
Total Equities	36,655,648	—	—	36,655,648
Fixed Income
Coporate Bonds	—	511,525	—	511,525
Municipals	—	486,529,583	583,569	487,113,152
Other Asset Backed	—	355,708	—	355,708
Total Fixed Income	—	487,396,816	583,569	487,980,385
Total Assets	$36,655,648	496,044,870	583,569	533,284,087

(b) For this fund, 100% of the investment value is compromised of closed-end funds, fixed income securities, and cash equivalents. Level 2 securities are primarily fixed income securities.

The following is a reconciliation of investments for the Clearwater Tax-Exempt Bond Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value
Balance as of 12/31/09	$552,924
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	30,645
Net purchases (sales)	—
Net transfers in and/or out of Level 3	—
Balance as of 6/30/10	$583,569

As of June 30, 2010 total change in unrealized gains or losses on Level 3 securities still held at year end and included in the change in net assets was $0.

18	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

Clearwater International Fund (c)	Level 1 Quoted Prices		Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stock	$256,368,704	*	$—	$—	$256,368,704
Preferred Stocks	1,359,702	*	—	—	1,359,702
Corporate Bonds	—		—	1,096,449	1,096,449
Rights	3,215	*	—	—	3,215
Warrants	915		—	—	915
Total Assets	257,732,536		—	1,096,449	258,828,985
Liabilities
Forward Foreign Exchange Contracts	$—	$	$(161)	$—	$(161)
	$257,732,536	$	$(161)	$1,096,449	$258,828,824

* Classifications as defined in the Schedule of Investments and on the Industry Sector table.

(c) For this fund, 100% of the investment value is compromised of equity securities, corporate bonds, rights, and warrants. See the Fund’s Schedule of Investments for geographical classification. Level 2 securities are primarily foreign securities where the closing price has been adjusted by application of a systematic process for events occurring after the close of the foreign exchange.

The following is a reconciliation of investments for the Clearwater International Fund in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock
	Energy	Industrials	Information Technology	Corporate Bonds	Totals
Balance as of 12/31/09	$421,737	188,354	160,485	995,466	1,766,042
Net realized gain (loss)	—	—	—	5,111	5,111
Net change in unrealized appreciation (depreciation)	43,113	(3,388)	(4,716)	(28,736)	6,273
Net purchases (sales)	134,916	—	119,331	124,608	378,855
Net transfers in and/or out of Level 3*	(599,766)	(184,966)	(275,100)	—	(1,059,832)
Balance as of 6/30/10	$—	—	—	1,096,449	1,096,449

* The value of Net Transfers Out of Level 3 was measured using the fair value as of the end of the period March 31, 2010.

19	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

At December 31, 2009, certain foreign equity securities that were deemed restricted were also deemed illiquid. The restricted and illiquid securities were also fair valued as a result of the Fund’s valuation procedures setting forth certain triggers which instruct the accounting services provider when to use the fair valuation model. At March 31, 2010, the same foreign equity securities were not deemed restricted or illiquid and there was not a fair value override at March 31, 2010 due to the fair value trigger not being met. As a result, at March 31, 2010, these securities were considered Level 1 investments. In addition, at December 31, 2009, a foreign equity security was valued using a price type other than the last traded or bid price, which resulted in the security being considered a Level 3 investment. At March 31, 2010, this foreign equity security was valued using the last traded price, which resulted in the security being considered a Level 1 investment. These two scenarios explain the transfers from Level 3 to Level 1 during the period from December 31, 2009 to March 31, 2010.

At March 31, 2010, securities with the fair value of $253,288,323 were transferred out of Level 2 to Level 1 during the period, which is measured using the fair value as of the end of the period for transfers out. For the foreign equity securities, the fair value trigger was met at December 31, 2009 and, as a result of the established procedures, certain foreign equity holdings of the Fund received a fair value and were therefore categorized as Level 2 investments. Since the fair value trigger was not met on March 31, 2010, there was no fair value override and prices were considered Level 1 investments; thereby explaining the transfer from Level 2 to Level 1 during the period from December 31, 2009 to March 31, 2010.

The only asset considered a Level 3 investment at June 30, 2010 is a corporate bond that currently is being valued using an evaluated adjusted price provided by a services provider that is not deemed a primary pricing provider.

The forward foreign currency exchange contracts outstanding at June 30, 2010 are considered Level 2 investments due to the fact that the contracts are marked-to-market daily at the applicable exchanges rate that have been adjusted from the initial quoted rate.

The amount of change in net unrealized loss on investments in Level 3 securities still held at June 30, 2010, was approximately ($28,736), which is included in the Statement of Operations as part of the unrealized depreciation during the period.

(4)	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short term securities, for the six months ended June 30, 2010, were as follows:

	Purchases	Sales

Growth Fund	$12,932,203	11,825,437
Small Cap Fund	86,417,814	99,300,947
Tax-Exempt Bond Fund	69,415,954	78,824,083
International Fund	56,791,646	48,735,285

20	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(5)	Capital Share Transactions

Transactions in shares of each fund for the six months ended June 30, 2010 and year ended December 31, 2009 were as follows:

	Growth Fund		Small Cap Fund
	2010	2009	2010	2009

Sold	$3,674,900	4,317,991	2,426,000	6,858,845
Issued for reinvested distributions	—	197,053	—	—
Redeemed	(4,872,127)	(2,592,135)	(14,073,623)	(3,617,902)

Increase	$(1,197,227)	1,922,909	(11,647,623)	3,240,943

	Tax-Exempt Bond Fund		International Fund
	2010	2009	2010	2009*

Sold	$10,797,292	13,601,897	874,736	23,904,428
Issued for reinvested distributions	13,841,750	2,823,365	—	642,834
Redeemed	38,033,140	(3,640,932)	(553,404)	(2,289,993)

Increase	$62,672,182	12,784,330	321,332	22,257,269

*Fund commenced operations on February 5, 2009.

(6)	Capital Loss Carry Over

For federal income tax purposes, the Growth Fund, Small Cap Fund, Tax-Exempt Bond Fund, and International Fund have capital loss carryovers of $17,834,842, $45,354,932, $8,540,621, and $0, respectively, at December 31, 2009, which, if not offset by subsequent capital gains, will expire as follows:

Year of expiration:	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

2010	$5,878,353	—	—	—
2012	—	—	—	—
2013	183,070	—	508,252	—
2014	—	—	—	—
2015	—	—	1,013,836	—
2016	3,166,401	33,061,735	3,472,571	—
2017	8,607,018	12,293,197	3,545,962	—

Total	$17,834,842	45,354,932	8,540,621	—

21	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(7)	Expenses and Related-Party Transactions

The Trust has a contract for investment advisory services with Clearwater Management Company (CMC), a management firm of which the Trust’s President and Treasurer is a shareholder. Under terms of an agreement, Clearwater Growth Fund, Clearwater Small Cap Fund, Clearwater Tax-Exempt Bond Fund and Clearwater International Fund pay a fee equal to an annual rate of 0.45%, 1.35%, 0.60% and 1.00% of average net assets, respectively. CMC is responsible for the payment or reimbursement of all the Funds’ expenses, except brokerage, taxes, interest, and extraordinary expenses. CMC has periodically reduced its management fee for each of the Funds through voluntary waivers. As of December 31, 2009, the management fee paid by the Growth Fund net of voluntary waiver is 0.28%. Effective July 1, 2008 CMC voluntarily reduced the fees paid by the Clearwater Small Cap Fund and Clearwater Tax-Exempt Bond Fund funds to 0.95% and 0.36%, respectively. On October 1, 2009 CMC voluntarily reduced the fees paid by the Clearwater International Fund to 0.80%. These voluntary fee reductions may be discontinued at any time.

In addition to fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in any of the reported expense ratios.

CMC has entered into sub advisory contracts with independent investment advisory firms for each fund to provide daily investment management services. CMC pays each subadviser and annual fee, based on average daily net assets, in the following amounts:

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

Parametric Portfolio Associates	0.15% of net assets			0.15% of net assets

Kennedy Capital Management, Inc.		0.85% of the first $50 million in net assets it manages and then 0.80% of net assets in excess of $50 million

Keeley Asset Management		1.00% of the first $2 million in net assets it manages, then 0.85% of the next $8 million in net assets, and then 0.70% of net assets in excess of $10 million

Sit Fixed Income Advisers II, LLC			0.40% of the first $20 million in net assets and decreasing in reduced percentages to 0.20% of net assets in excess of $75 million

22	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

	Growth Fund	Small Cap Fund	Tax-Exempt Bond Fund	International Fund

Artisan Partners, LP				0.80% of the first $50 million in net assets it manages, then 0.60% of the next $50 million in net assets, and then 0.50% of net assets in excess of $100 million

Eagle Global Advisors, LLC				0.60% of the first $100 million in net assets it manages and then 0.50% of net assets in excess of $100 million

23	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(8)	Financial Highlights

Per share data (rounded to the nearest cent) for a share of capital stock outstanding throughout the years and selected information for each year is as follows:

	June 30, 2010	Year ended December 31,
Growth Fund		2009	2008	2007	2006	2005

Net asset value, beginning of year	$23.40	18.60	30.57	29.47	26.03	24.93

Income from investment operations:
Net investment income	0.19	0.39	0.51	0.48	0.40	0.37
Net realized and unrealized gain (loss)	(1.69)	4.78	(11.96)	1.10	3.44	1.10

Total from investment operations	(1.50)	5.17	(11.45)	1.58	3.84	1.47
Less distributions:
Dividends from net investment income	—	(0.37)	(0.52)	(0.48)	(0.40)	(0.37)
Distributions from net realized gains	—	—	—	—	—	—
Total distributions	—	(0.37)	(0.52)	(0.48)	(0.40)	(0.37)
Net asset value, end of year	$21.90	23.40	18.60	30.57	29.47	26.03

Total return (a)	(6.5)%	27.9%	(37.5)%	5.4%	14.8%	5.9%

Net assets, end of year (000s omitted)	$273,356	293,188	197,263	330,991	291,513	229,371

Ratio of expenses to average net assets (b)(c)(d)	0.28%	0.28%	0.28%	0.28%	0.31%	0.36%

Ratio of net investment income to average net assets (b)(d)	1.61%	1.98%	1.92%	1.61%	1.56%	1.52%

Portfolio turnover rate (excluding short-term securities) (d)	4.04%	21.83%	14.71%	17.99%	5.24%	5.80%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 0.45% of average daily net assets. However, during the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006, and 2005, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 0.45% for the six months ended June 30, 2010 and 0.45%, 0.45%, 0.45%, 0.45%, and 0.45%, for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, respectively and the ratio of net investment income to average daily net assets on an annualized basis would have been 1.44%, 1.81%, 1.75%, 1.44%, 1.42%, and 1.43%, respectively.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.

(d)	Annualized for periods less than one year.

24	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

	June 30, 2010	Year ended December 31,
Small Cap Fund		2009	2008	2007	2006	2005

Net asset value, beginning of year	$14.41	10.39	16.68	18.71	18.09	19.14

Income from investment operations:
Net investment income (loss)	(0.02)	—	0.05	—	(0.04)	(0.04)
Net realized and unrealized gains (losses)	0.08	4.02	(6.29)	0.58	3.13	1.81

Total from investment operations	0.06	4.02	(6.24)	0.58	3.09	1.77
Less distributions:
Distributions from net investment income	—	—	(0.05)	—	—	—
Distributions from net realized gains	—	—	—	(2.61)	(2.47)	(2.82)

Total distributions	—	—	(0.05)	(2.61)	(2.47)	(2.82)

Net asset value, end of year	$14.47	14.41	10.39	16.68	18.71	18.09

Total return (a)	0.4%	38.7%	(37.4)%	3.1%	17.1%	9.2%

Net assets, end of year (000s omitted)	$204,517	214,335	120,846	246,987	253,846	203,351

Ratio of expenses to average net assets (b)(c)(d)	0.95%	0.95%	0.95%	0.98%	1.03%	1.14%

Ratio of net investment income (loss) to average net assets (b)(d)	(0.21)%	(0.04)%	0.32%	—%	(0.23)%	(0.19)%

Portfolio turnover rate (excluding short-term securities) (d)	46.23%	95.13%	117.12%	115.19%	69.57%	73.65%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 1.35% of average daily net assets. However, during the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006, and 2005, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 1.35% for the six months ended June 30, 2010 and 1.35%, 1.35%, 1.35%, 1.35%, and 1.35%, for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, respectively and the ratio of net investment income (loss) to average daily net assets on an annualized basis would have been (0.45)%, (0.44)%, (0.08)%, (0.37)%, (0.55)%, and (0.40)%, respectively.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Annualized for periods less than one year.

25	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

Tax-Exempt Bond Fund	June 30, 2010	Year ended December 31,
		2009	2008	2007	2006	2005

Net asset value, beginning of year	$9.25	8.09	9.64	10.06	10.00	10.03

Income from investment operations:
Net investment income	0.24	0.47	0.46	0.46	0.43	0.48
Net realized and unrealized gains	0.16	1.16	(1.55)	(0.42)	0.06	(0.03)

Total from investment operations	0.40	1.63	(1.09)	0.04	0.49	0.45
Less distributions:
Distributions from net investment income	(0.24)	(0.47)	(0.46)	(0.46)	(0.43)	(0.48)
Distributions from net realized gains	—	—	—	—	—	—

Total distributions	(0.24)	(0.47)	(0.46)	(0.46)	(0.43)	(0.48)

Net asset value, end of year	$9.41	9.25	8.09	9.64	10.06	10.00

Total return (a)	4.3%	20.6%	(11.8)%	0.6%	5.3%	4.6%

Net assets, end of year (000s omitted)	$538,370	542,394	370,848	337,395	283,745	225,476

Ratio of expenses to average net assets (b)(c)(d)	0.36%	0.36%	0.37%	0.38%	0.42%	0.48%

Ratio of net investment income to average net assets (b)(d)	5.11%	5.36%	5.03%	4.75%	4.66%	4.77%

Portfolio turnover rate (excluding short-term securities)(d)	14.88%	22.90%	32.20%	27.58%	40.20%	41.39%

(a)	Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value.

(b)

Total fund expenses are contractually limited to 0.60% of average daily net assets. However, during the period ended June 30, 2010 and the years ended December 31, 2009, 2008, 2007, 2006, and 2005, the investment advisor voluntarily reduced management fees otherwise payable by the Funds. Had the Funds incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 0.60% for the six months ended June 30, 2010 and 0.60%, 0.60%, 0.60%, 0.60%, and 0.60%, for the years ended December 31, 2009, 2008, 2007, 2006, and 2005, respectively and the ratio of net investment income to average daily net assets on an annualized basis would have been 4.15%, 5.10%, 4.80%, 4.53%, 4.48%, and 4.65%, respectively.

(c)

In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)	Annualized for periods less than one year.

26	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

International Fund	June 30, 2010	December 31, 2009 (d)(e)

Net asset value, beginning of period	$13.16	10.00

Income from investment operations:
Net investment income	0.16	0.19
Net realized and unrealized gains	(1.61)	3.35

Total from investment operations	(1.45)	3.54
Less distributions:
Distributions from net investment income	—	(0.18)
Distributions from net realized gains	—	(0.20)

Total distributions	—	(0.38)

Net asset value, end of period	$11.71	13.16

Total return (a)	(11.00)%	35.50%

Net assets, end of period (000s omitted)	$264,438	292,902

Ratio of expenses to average net assets (b)(c)	0.80%	0.92%

Ratio of net investment income to average net assets (b)(c)	2.55%	1.74%

Portfolio turnover rate (excluding short-term securities) (c)	17.40%	35.33%

(a)

Total return figures are based on the change in net asset value of a share during the period and assume reinvestment of distributions at net asset value. Total return is not annualized for periods of less than one year.

(b)

Total fund expenses are contractually limited to 1.00% of average daily net assets. However, during the period ended June 30, 2010 and the year ended December 31, 2009, the investment advisor voluntarily reduced management fees otherwise payable by the Fund. Had the Fund incurred these expenses, the ratio of expenses to average daily net assets on an annualized basis would have been 1.00% for the six months ended June 30, 2010 and 1.00% for the year ended December 31, 2009 and the ratio of net investment income to average daily net assets on an annualized basis would have been 2.35%, and 1.66%, respectively.

(c)	Annualized for periods less than one year.

(d)	Commenced investment operations on February 5, 2009.

(e)	Net investment income for the period was calculated using the average shares outstanding method.

27	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

(9)	Derivative Instruments

None of the derivatives held in the International Fund have been designated as hedging instruments. Information concerning the types of derivatives in which the International Fund invests, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives in the Clearwater International Fund by location as presented in the Statement of Assets and Liabilities as of June 30, 2010:

	ASSETS		LIABILITIES
Derivative type	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$161

The following tables set forth by primary risk exposure the Clearwater International Fund’s realized gains (losses) and change in unrealized gains (losses) by type of derivative contract for the period ended June 30, 2010.

Statement of Assets and Liabilities
	ASSETS		LIABILITIES
Derivative type	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities	Value
Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$(24,249)	Unrealized depreciation on forward foreign	$(1,093)

The following table presents the volume of derivative activity for the six months ended June 30, 2010. Derivative activity during the period is measured by number of trades during the period and average notional amount for foreign exchange contracts.

	Foreign Exchange Contracts
	Number of Trades	Average Notional Amount
Clearwater International Fund	184	$ 56,008

28	(Continued)

CLEARWATER INVESTMENT TRUST

Notes to Financial Statements (unaudited)

June 30, 2010

10)	Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded there are no additional events that require financial statement disclosure and/or adjustments to the financial statements

29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
1,200	AARON S INC	$24,772	20,484
2,300	ABERCROMBIE + FITCH CO	50,218	70,587
2,900	ADVANCE AUTO PARTS	103,545	145,522
4,200	AEROPOSTALE (b)	103,215	120,288
8,150	AMAZON COM INC (b)	416,559	890,469
3,300	AMERICAN EAGLE OUTFITTERS INC	33,099	38,775
2,100	AUTOLIV (b)	50,385	100,485
700	AUTOZONE INC (b)	54,676	135,254
7,975	BED BATH + BEYOND INC (b)	241,621	295,713
8,450	BEST BUY CO INC	232,128	286,117
1,400	BIG LOTS INC (b)	15,477	44,926
2,800	BJS WHOLESALE CLUB INC (b)	93,845	103,628
3,800	BORG WARNER INC (b)	107,106	141,892
10,450	BRINKER INTERNATIONAL INC	144,107	151,107
8,300	BROCADE COMMUNICATIONS SYS INC (b)	52,215	42,828
6,400	CABLEVISION SYSTEMS NY GRP A	85,854	153,664
5,468	CARMAX INC (b)	78,791	108,813
13,800	CARNIVAL CORP	434,835	417,312
14,043	CBS CORP CLASS B NON VOTING	273,383	181,576
2,400	CENTRAL EUROPEAN MEDIA ENT (b)	50,118	47,760
5,100	CHICOS FAS INC	55,562	50,388
1,000	CHIPOTLE MEXICAN GRILL INC (b)	83,937	136,810
11,800	CLEAR CHANNEL OUTDOOR CL A (b)	98,115	102,424
7,500	COACH INC	71,549	274,125
72,167	COMCAST CORP NEW	1,264,213	1,253,541
2,600	COPART INC (b)	76,486	93,106
11,800	COSTCO WHOLESALE CORP	446,725	646,994
4,200	DARDEN RESTAURANTS INC	109,766	163,170
1,500	DICKS SPORTING GOODS INC (b)	24,803	37,335
23,748	DIRECTV CLASS A (b)	390,682	805,532
3,600	DISCOVERY COMMUNICATIONS INC (b)	135,136	128,556
5,700	DISH NETWORK CORP A	174,889	103,455
2,000	DOLBY LABORATORIES INC CL A (b)	43,420	125,380
3,750	DOLLAR TREE INC (b)	70,662	156,113
6,900	DR HORTON INC	46,031	67,827
3,600	DREAMWORKS ANIMATION SKG (b)	77,238	102,780
6,220	EXPEDIA INC DEL	124,528	116,812
4,800	FAMILY DOLLAR STORES INC	121,464	180,912
3,000	FOOT LOCKER INC	40,394	37,860
83,163	FORD MOTOR CO (b)	506,171	838,283
4,300	FORTUNE BRANDS INC	149,332	168,474
5,100	GAMESTOP CORP CLASS A (b)	46,725	95,829
3,100	GANNETT INC	25,746	41,726
12,000	GAP INC/THE	191,181	233,520
2,200	GARMIN LTD	40,557	64,372
7,900	GENTEX CORP	112,612	142,042
5,050	GENUINE PARTS CO	153,969	199,223
4,200	GOODYEAR TIRE AND RUBBER (b)	114,093	41,748
1,600	GUESS? INC	59,816	49,984
2,081	HANESBRANDS INC (b)	53,684	50,069
6,750	HARLEY DAVIDSON INC	39,547	150,053
4,300	HARMAN INTERNATIONAL (b)	74,799	128,527

See accompanying notes to financial statements	30	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Consumer discretionary (Cont’d):
4,700	HASBRO INC	$119,921	193,170
6,600	HERTZ GLOBAL HOLDINGS INC (b)	37,676	62,436
42,725	HOME DEPOT INC	255,620	1,199,291
2,710	IAC/INTERACTIVECORP (b)	66,598	59,539
15,600	INTERPUBLIC GROUP OF COS INC (b)	40,950	111,228
7,800	INTL GAME TECHNOLOGY	211,426	122,460
5,300	J C PENNEY INC	210,583	113,844
16,250	JOHNSON CONTROLS INC	290,930	436,638
1,200	KB HOME	31,938	13,200
8,450	KOHLS CORP (b)	127,787	401,375
2,800	LAMAR ADVERTISING COCL A (b)	29,498	68,656
7,200	LAS VEGAS SANDS CORP (b)	69,445	159,408
3,700	LEGGETT + PLATT INC	74,495	74,222
4,700	LENNAR CORPCL A	64,339	65,377
4,440	LIBERTY MEDIA CORP CAP SER A (b)	22,396	186,080
16,837	LIBERTY MEDIA CORP INTER A (b)	134,351	176,789
1,272	LIBERTY MEDIA STARZ SERIES A (b)	18,267	65,940
41,100	LOWES COS INC	756,099	839,262
8,090	LTD BRANDS INC	92,851	178,546
9,300	MACYS INC	172,825	166,470
1,600	MADISON SQUARE GAR INCA (b)	18,242	31,472
10,169	MARRIOTT INTERNATIONAL CL A	192,971	304,460
8,700	MATTEL INC	164,712	184,092
25,400	MCDONALDS CORP	799,374	1,673,098
6,890	MCGRAW HILL COMPANIES INC	208,301	193,885
2,200	MDC HOLDINGS INC	73,073	59,290
7,000	MGM RESORTS INTERNATIONAL (b)	61,970	67,480
1,800	MOHAWK INDS INC (b)	128,808	82,368
800	NETFLIX INC (b)	32,332	86,920
4,200	NEWELL RUBBERMAID INC	97,738	61,488
69,275	NEWS CORP CL A	898,908	828,529
8,500	NIKE INC CL B	310,840	574,175
4,300	NORDSTROM INC	45,233	138,417
100	NVR INC (b)	51,543	65,503
4,200	O REILLY AUTOMOTIVE INC (b)	144,100	199,752
4,500	OFFICE DEPOT INC (b)	65,209	18,180
7,495	OMNICOM GROUP	278,273	257,079
1,500	PANERA BREAD COMPANY CLASS A (b)	69,668	112,935
1,900	PENN NATIONAL GAMING INC (b)	71,272	43,890
2,900	PETSMART INC	64,210	87,493
1,500	PHILLIPS VAN HEUSEN	61,290	69,405
1,500	POLO RALPH LAUREN CORP	31,320	109,440
1,100	PRICELINECOM INC (b)	120,841	194,194
10,400	PULTE GROUP INC (b)	106,280	86,112
6,200	RADIOSHACK CORP	75,547	120,962
6,000	REGAL ENTERTAINMENT GROUPA	86,655	78,240
3,500	ROSS STORES INC	80,292	186,515
2,900	ROYAL CARIBBEAN CRUISES LTD (b)	48,744	66,033
2,300	SCRIPPS NETWORKS INTERCL A	91,239	92,782
1,227	SEARS HLDGS CORP (b)	78,518	79,326
3,000	SHERWIN WILLIAMS CO/THE	150,183	207,570
2,600	SIGNET JEWELERS LTD (b)	52,469	71,500

See accompanying notes to financial statements	31	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Consumer discretionary (Cont’d):
1,400	SNAP ON INC	$52,729	57,274
4,557	STANLEY BLACK DECKER INC	173,443	230,220
19,350	STAPLES INC	327,531	368,618
18,450	STARBUCKS CORP	249,339	448,335
5,010	STARWOOD HOTELS + RESORTS INC	224,617	207,564
20,500	TARGET CORP	747,843	1,007,985
5,700	THOMSON REUTERS CORP (b)	210,956	204,231
1,900	THOR INDUSTRIES INC	22,316	45,125
4,200	TIFFANY + CO	122,192	159,222
9,279	TIME WARNER CABLE INC	408,963	483,250
30,733	TIME WARNER INC	788,784	888,491
10,347	TJX COMPANIES INC	205,891	434,057
4,700	TOLL BROS INC (b)	102,805	76,892
800	TRW AUTOMOTIVE HLDGS CORP (b)	18,216	22,056
3,227	URBAN OUTFITTERS INC (b)	61,562	110,977
2,900	V F CORP	180,557	206,422
16,457	VIACOM INC CLASS B	520,692	516,256
7,400	VIRGIN MEDIA INC	115,726	123,506
3,166	WABCO HLDGS INC (b)	71,725	99,666
700	WABTEC CORP	25,603	27,923
49,296	WAL MART STORES INC	2,226,449	2,369,659
48,560	WALT DISNEY CO/THE	1,086,923	1,529,640
100	WASHINGTON POST CLASS B	43,247	41,048
9,090	WENDYS/ARBYS GROUP INC A	56,673	36,360
2,300	WHIRLPOOL CORP	98,184	201,986
1,000	WILEY JOHN + SONS INC	40,649	38,670
600	WMS INDUSTRIES INC (b)	24,981	23,550
5,475	WYNDHAM WORLDWIDE CORP	24,501	110,267
1,600	WYNN RESORTS LTD	42,372	122,032
11,416	YUM BRANDS INC	146,079	445,681
		23,679,464	32,047,643	11.72%
Consumer staples:
1,600	ALBERTO CULIVER CO	38,952	43,344
53,300	ALTRIA GROUP INC	524,569	1,068,132
17,800	ARCHER DANIELS MIDLAND CO	407,181	459,596
12,162	AVON PRODS INC	310,053	322,293
3,144	BROWN FORMAN CORP CLASS B	115,946	179,931
3,200	BUNGE LIMITED	255,908	157,408
7,300	CAMPBELL SOUP CO	204,835	261,559
1,500	CENTRAL EUROPEAN DISTR CORP (b)	21,353	32,070
3,000	CHURCH AND DWIGHT CO INC	157,235	188,130
3,600	CLOROX CO	190,920	223,776
52,959	COCA COLA CO/THE	1,957,499	2,654,305
6,200	COCA COLA ENTERPRISES INC	118,931	160,332
12,390	COLGATE PALMOLIVE CO	727,954	975,836
15,000	CONAGRA FOODS INC	326,418	349,800
4,600	CONSTELLATION BRANDS INC (b)	63,227	71,852
1,300	CORN PRODUCTS INTL INC	29,972	39,390
36,622	CVS CAREMARK CORP	728,653	1,073,757
3,700	DEAN FOODS CO NEW (b)	73,612	37,259
5,773	DEL MONTE FOODS CO	57,723	83,073
6,000	DR PEPPER SNAPPLE GROUP INC	125,060	224,340

See accompanying notes to financial statements	32	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Consumer staples (Cont’d):
2,667	ESTEE LAUDER COMPANIES CL A	$103,843	148,632
1,200	FLOWERS FOODS INC	25,434	29,316
16,200	GENERAL MILLS INC	400,558	575,424
2,400	GREEN MTN COFFEE ROASTERS (b)	44,948	61,680
1,600	HANSEN NATURAL CORP (b)	61,969	62,576
1,900	HERBALIFE LTD	52,204	87,495
3,100	HERSHEY CO / THE	120,285	148,583
8,075	HJ HEINZ CO	303,404	349,002
3,100	HORMEL FOODS CORP	111,616	125,488
2,700	JM SMUCKER CO/THE	124,838	162,594
5,600	KELLOGG CO	258,254	281,680
10,250	KIMBERLY CLARK CORP	587,793	621,458
43,938	KRAFT FOODS INC CLASS A	872,534	1,230,264
18,800	KROGER CO	343,049	370,172
3,300	LORILLARD INC	157,432	237,534
2,800	MCCORMICK+ CO INC NON VTG SHRS	97,399	106,288
4,800	MEAD JOHNSON NUTRITION CO	225,648	240,576
2,400	MOLSON COORS BREWING CO B	78,697	101,664
1,000	NBTY INC (b)	21,300	34,010
40,762	PEPSICO INC	1,782,089	2,484,444
48,100	PHILIP MORRIS INTERNATIONAL	906,211	2,204,904
73,789	PROCTER AND GAMBLE CO	2,132,193	4,425,864
2,100	RALCORP HLDGS INC (b)	128,338	115,080
3,300	REYNOLDS AMERICAN INC	124,559	171,996
10,119	SAFEWAY INC	198,581	198,940
20,650	SARA LEE CORP	225,034	291,165
5,400	SMITHFIELD FOODS INC (b)	108,846	80,460
4,606	SUPERVALU INC	89,569	49,929
14,000	SYSCO CORP	285,312	399,980
9,527	TYSON FOODS INC CL A	111,286	156,148
20,150	WALGREEN CO	231,445	538,005
3,000	WHOLE FOODS MKT INC (b)	64,425	108,060
		16,815,086	24,805,593	9.07%
Energy:
14,546	ANADARKO PETE CORP	641,100	524,965
8,134	APACHE CORP	359,503	684,801
11,503	BAKER HUGHES INC	647,930	478,180
1,804	CABOT OIL+ GAS CORP	57,973	56,501
5,000	CAMERON INTERNATIONAL CORP (b)	131,489	162,600
15,086	CHESAPEAKE ENERGY CORP	355,404	316,052
49,495	CHEVRON CORP	2,501,596	3,358,731
2,800	CIMAREX ENERGY CO	154,862	200,424
3,200	CONCHO RESOURCES INC (b)	107,893	177,056
39,144	CONOCOPHILLIPS	1,303,880	1,921,579
4,631	CONSOL ENERGY INC	120,948	156,343
1,000	CONTINENTAL RESOURCES INC/OK (b)	20,765	44,620
13,422	DENBURY RESOURCES INC (b)	174,151	196,498
13,323	DEVON ENERGY CORPORATION	665,221	811,637
1,700	DIAMOND OFFSHORE DRILLING	159,726	105,723
4,100	DRESSER RAND GROUP INC (b)	134,747	129,355
17,400	EL PASO CORP	139,789	193,314
7,900	EOG RESOURCES INC	319,223	777,123

See accompanying notes to the financial statements	33	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Energy (Cont’d):
3,700	EXCO RESOURCES INC	$56,238	54,057
7,000	EXTERRAN HOLDINGS INC (b)	145,915	180,670
126,951	EXXON MOBIL CORP	5,865,738	7,245,099
3,200	FMC TECHNOLOGIES INC (b)	138,073	168,512
4,100	FRONTIER OIL CORP	57,462	55,145
1,300	FRONTLINE LTD (b)	43,095	37,102
22,858	HALLIBURTON CO	509,109	561,164
3,100	HELMERICH AND PAYNE INC	39,003	113,212
6,600	HESS CORP	450,982	332,244
1,200	HOLLY CORP	22,578	31,896
22,486	MARATHON OIL CORP	597,006	699,090
4,100	MARINER ENERGY INC (b)	52,383	88,068
2,000	MASSEY ENERGY CORP	68,948	54,700
5,200	MURPHY OIL CORP	172,519	257,660
5,400	NABORS INDUSTRIES LTD (b)	164,133	95,148
9,622	NATIONAL OILWELL VARCO INC	245,031	318,200
5,142	NEWFIELD EXPLORATION CO (b)	222,527	251,238
4,200	NOBLE ENERGY INC	158,333	253,386
20,214	OCCIDENTAL PETROLEUM CORP	397,871	1,559,510
2,000	OCEANEERING INTL INC (b)	102,370	89,800
900	OIL STATES INTERNATIONAL INC (b)	54,464	35,622
5,600	PATTERSON UTI ENERGY INC	114,212	72,072
6,700	PEABODY ENERGY CORP	188,391	262,171
3,200	PIONEER NATURAL RESOURCES CO	48,507	190,240
3,300	PLAINS EXPLORATION + PRODUCT (b)	92,785	68,013
5,600	PRIDE INTERNATIONAL INC (b)	176,387	125,104
5,810	QUICKSILVER RESOURCES INC (b)	119,305	63,910
4,800	RANGE RESOURCES CORP	198,185	192,720
1,100	ROWAN COMPANIES INC (b)	50,419	24,134
4,700	SANDRIDGE ENERGY INC (b)	41,069	27,401
31,400	SCHLUMBERGER LTD	1,678,586	1,737,676
5,200	SMITH INTERNATIONAL INC	112,076	195,780
9,300	SOUTHWESTERN ENERGY CO (b)	163,645	359,352
2,400	SUNOCO INC	50,440	83,448
4,700	SUPERIOR ENERGY SERVICES INC (b)	169,835	87,749
1,800	TESORO CORP	28,809	21,006
2,300	TIDEWATER INC	118,715	89,056
1,100	ULTRA PETROLEUM CORP (b)	51,634	48,675
10,710	VALERO ENERGY CORP	111,500	192,566
19,000	WEATHERFORD INTL LTD (b)	273,300	249,660
1,300	WHITING PETROLEUM CORP (b)	73,761	101,946
20,275	WILLIAMS COS INC	386,539	370,627
		21,808,071	27,340,330	10.00%
Financials:
6,000	ACE LTD (b)	317,873	308,880
2,300	AFFILIATED MANAGERS GROUP INC (b)	146,986	139,771
12,450	AFLAC INC	365,255	531,242
700	ALEXANDRIA REAL ESTATE EQUITY	25,006	44,359
2,700	ALLIED WORLD ASSURANCE COMPANY	86,630	122,526
10,500	ALLSTATE CORP	409,968	301,665
4,829	AMB PROPERTY CORP	161,507	114,496
28,233	AMERICAN EXPRESS CO	943,883	1,120,850

See accompanying notes to the financial statements	34	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Financials (Cont’d):
1,800	AMERICAN FINANCIAL GROUP INC	$29,745	49,176
2,600	AMERICAN INTERNATIONAL GROUP (b)	40,854	89,544
2,700	AMERICREDIT CORP (b)	31,865	49,194
7,191	AMERIPRISE FINANCIAL INC	278,023	259,811
14,400	ANNALY CAPITAL MANAGEMENT INC	233,405	246,960
7,000	AON CORP	213,108	259,840
6,028	APARTMENT INVT + MGMT CO	121,929	116,762
1,600	ARCH CAPITAL GROUP LTD (b)	101,982	119,200
5,600	ARES CAPITAL CORP (b)	72,744	70,168
1,600	ARTHUR J GALLAGHER + CO	34,040	39,008
2,000	ASPEN INSURANCE HOLDINGS LTD	45,330	49,480
4,100	ASSOCIATED BANCCORP	116,092	50,266
4,300	ASSURANT INC	180,126	149,210
5,500	ASSURED GUARANTY LTD (b)	75,350	72,985
1,834	AVALONBAY COMMUNITIES INC	136,479	171,241
5,100	AXIS CAPITAL HOLDINGS LTD	187,376	151,572
3,400	BANCORPSOUTH INC	62,679	60,792
258,165	BANK OF AMERICA CORP	6,093,290	3,709,831
34,001	BANK OF NEW YORK MELLON CORP	1,012,806	839,485
23,158	BB+T CORP	586,647	609,287
42,500	BERKSHIRE HATHAWAY INC CL B (b)	3,475,650	3,386,825
600	BLACKROCK INC	110,619	86,040
3,688	BOSTON PROPERTIES INC	200,204	263,102
6,500	BRANDYWINE REALTY TRUST	106,523	69,875
1,100	BRE PROPERTIES INC	25,471	40,623
2,600	BROWN + BROWN INC	50,447	49,764
900	CAMDEN PROPERTY TRUST	24,791	36,765
11,447	CAPITAL ONE FINANCIAL CORP	360,144	461,314
6,900	CAPITALSOURCE INC	23,267	32,844
3,700	CB RICHARD ELLIS GROUP INC (b)	84,241	50,357
14,200	CHIMERA INVESTMENT CORP	49,341	51,262
8,000	CHUBB CORP	365,714	400,080
2,756	CINCINNATI FINANCIAL CORP	103,501	71,298
1,400	CIT GROUP INC (b)	49,108	47,404
504,815	CITIGROUP INC (b)	3,028,625	1,898,104
1,300	CITY NATIONAL CORP	47,574	66,599
1,773	CME GROUP INC	507,511	499,188
4,300	COMERICA INC	217,302	158,369
900	CORELOGIC INC	16,993	15,894
900	CORPORATE OFFICE PROPERTIES	25,110	33,984
2,800	CORRECTIONS CORP OF AMERICA (b)	56,290	53,424
2,300	DIGITAL REALTY TRUST INC	91,488	132,664
20,987	DISCOVER FINANCIAL SERVICES	310,849	293,398
2,800	DOUGLAS EMMETT INC	23,674	39,816
2,500	DUKE REALTY CORP	64,221	28,375
900	ENDURANCE SPECIALTY HOLDINGS	25,106	33,777
5,416	EQUITY RESIDENTIAL	174,162	225,522
2,900	ERIE INDEMNITY COMPANY CL A	151,861	131,950
2,400	EVEREST REINSURANCE GROUP LTD	184,908	169,728
900	FEDERAL REALTY INVS TRUST	48,569	63,243
3,000	FEDERATED INVESTORS INC CL B	71,403	62,130
6,281	FIDELITY NATIONAL FINL INC	104,831	81,590

See accompanying notes to the financial statements	35	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Financials (Cont’d):
17,400	FIFTH THIRD BANCORP	$138,329	213,846
600	FIRST CITIZENS BANCSHARES INC	86,506	115,398
16,283	FIRST HORIZON NATIONAL CORP (b)	213,292	186,444
3,200	FIRST NIAGARA FINANCIAL GROUP INC	37,456	40,096
4,659	FRANKLIN RESOURCES INC	306,937	401,559
3,500	FULTON FINANCIAL CORP	37,748	33,775
6,900	GENERAL GROWTH PROPERTIES (b)	98,105	91,494
15,500	GENWORTH FINANCIAL INC (b)	192,577	202,585
18,800	GLG PARTNERS INC (b)	73,314	82,344
13,426	GOLDMAN SACHS GROUP INC	1,422,609	1,762,431
400	GREENHILL + CO INC	27,762	24,452
1,200	HANOVER INSURANCE GROUP INC	51,342	52,200
7,800	HARTFORD FINANCIAL SVCS GRP	284,978	172,614
1,000	HCC INSURANCE HOLDINGS INC	24,155	24,760
7,100	HCP INC	118,485	228,975
4,000	HEALTH CARE REIT INC	160,634	168,480
1,800	HOSPITALITY PROPERTIES TRUST	23,967	37,980
14,422	HOST HOTELS + RESORTS INC	138,467	194,409
6,400	HRPT PROPERTIES TRUST	56,139	39,744
9,800	HUDSON CITY BANCORP INC	155,183	119,952
11,100	HUNTINGTON BANCSHARES INC	51,227	61,494
2,100	INTERCONTINENTALEXCHANGE INC (b)	266,834	237,363
9,000	INVESCO LTD	201,525	151,470
7,200	JANUS CAP GROUP INC	93,054	63,936
2,700	JEFFERIES GROUP INC	64,508	56,916
1,500	JONES LANG LASALLE INC	86,453	98,460
103,746	JPMORGAN CHASE + CO	3,251,093	3,798,141
12,900	KEYCORP NEW	160,418	99,201
11,901	KIMCO REALTY CORP	257,702	159,949
6,152	LEGG MASON INC	147,960	172,441
3,500	LEUCADIA NATIONAL CORP (b)	126,468	68,285
1,100	LIBERTY PROPERTY TRUST	24,811	31,735
9,248	LINCOLN NATIONAL CORP	312,337	224,634
6,700	LOEWS CORP	155,821	223,177
700	M T BANK CORP	50,526	59,465
5,323	MACERICH CO/THE	141,793	198,654
5,200	MACK CALI REALTY CORP	156,917	154,596
600	MARKEL CORP (b)	203,366	204,000
12,578	MARSH + MCLENNAN COS INC	320,563	283,634
15,699	MARSHALL + ILSLEY CORP NEW	149,084	112,719
7,800	MBIA INC (b)	38,883	43,758
1,300	MERCURY GENERAL CORP	38,019	53,872
15,200	METLIFE INC	485,070	573,952
4,400	MOODYS CORP	173,138	87,648
35,560	MORGAN STANLEY	1,051,333	825,348
600	MORNINGSTAR INC (b)	26,109	25,512
2,700	MSCI INC (b)	77,567	73,980
4,000	NASDAQ OMX GROUP/THE (b)	124,060	71,120
1,500	NATIONWIDE HEALTH PPTYS INC	48,195	53,655
9,749	NEW YORK COMMUNITY BANCORP INC	112,805	148,867
7,002	NORTHERN TRUST CORP	325,772	326,993
6,500	NYSE EURONEXT	317,543	179,595

See accompanying notes to the financial statements	36	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common Stocks:
Financials (Cont’d):
8,925	OLD REPUBLIC INTL CORP	$135,413	108,260
2,100	ONEBEACON INSURANCE GROUP LTD	46,442	30,072
1,000	PARTNERRE LTD	66,204	70,140
6,023	PEOPLES UNITED FINANCIAL INC	94,488	81,311
5,485	PLUM CREEK TIMBER CO INC	142,391	189,397
14,625	PNC FINANCIAL SERVICES GROUP INC	625,890	826,313
32,200	POPULAR INC (b)	71,645	86,296
7,450	PRINCIPAL FINANCIAL GROUP	258,099	174,628
17,748	PROGRESSIVE CORP	307,204	332,243
11,872	PROLOGIS	262,406	120,263
2,200	PROTECTIVE LIFE CORP	24,849	47,058
10,600	PRUDENTIAL FINANCIAL INC	388,745	568,796
3,691	PUBLIC STORAGE	271,725	324,476
2,825	RAYMOND JAMES FINANCIAL INC	70,271	69,749
2,700	REALTY INCOME CORP	65,733	81,891
3,900	REGENCY CENTERS CORP	102,145	134,160
23,099	REGIONS FINANCIAL CORP	98,977	151,991
2,900	RENAISSANCERE HOLDINGS LTD	136,231	163,183
24,200	SCHWAB CHARLES CORP	239,164	343,156
5,400	SEI INVESTMENTS CO	74,937	109,944
1,500	SENIOR HOUSING PROP TRUST	24,815	30,165
7,995	SIMON PROPERTY GROUP INC	497,755	645,596
1,500	SL GREEN REALTY CORP	32,888	82,560
11,200	SLM CORP (b)	149,572	116,368
3,300	ST JOE CO/THE (b)	98,033	76,428
13,535	STATE STREET CORPORATION	579,744	457,754
14,334	SUNTRUST BANKS INC	249,943	333,982
20,100	SYNOVUS FINANCIAL CORP	56,481	51,054
6,400	T ROWE PRICE GROUP INC	128,107	284,096
2,100	TAUBMAN CENTERS INC	62,440	79,023
3,900	TCF FINANCIAL CORP	33,574	64,779
7,566	TD AMERITRADE HOLDING CORP (b)	121,495	115,760
5,700	TFS FINANCIAL CORP	68,529	70,737
5,000	TORCHMARK INC	223,439	247,550
1,100	TRANSATLANTIC HOLDINGS INC	71,062	52,756
11,088	TRAVELERS COS INC/THE	395,464	546,084
2,400	UDR INC	24,876	45,912
4,000	UNITRIN INC	101,606	102,400
8,900	UNUM GROUP	140,762	193,130
49,185	US BANCORP DEL	1,083,267	1,099,285
1,100	VALIDUS HOLDINGS LTD	23,557	26,862
5,893	VALLEY NATIONAL BANCORP	95,545	80,263
4,700	VENTAS INC	202,147	220,665
12,000	VISA INC	954,352	849,000
3,244	VORNADO REALTY TRUST	237,569	236,650
3,200	WADDELL + REED FINANCIAL INC	83,222	70,016
5,200	WASHINGTON FEDERAL INC	71,016	84,136
1,900	WEINGARTEN REALTY INVESTORS	25,128	36,195
128,045	WELLS FARGO + CO NEW	2,304,093	3,277,952
1,900	WILMINGTON TRUST CORP	24,197	21,071
5,206	WR BERKLEY CORP	157,149	137,751
7,225	XL GROUP PLC (d)	92,119	115,672

See accompanying notes to financial statements	37	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common Stocks:
Financials (Cont’d):
3,500	ZIONS BANCORPORATION	$167,964	75,495
		47,044,272	45,941,490	16.81%
Healthcare:
39,435	ABBOTT LABORATORIES	1,580,364	1,844,769
10,600	AETNA INC	167,862	279,628
800	ALCON INC (b)	120,541	118,552
2,000	ALEXION PHARMACEUTICALS INC (b)	77,450	102,380
6,386	ALLERGAN INC	259,743	372,048
7,200	AMERISOURCEBERGEN CORP	115,968	228,600
25,050	AMGEN INC (b)	275,977	1,317,630
2,700	AMYLIN PHARMACEUTICALS INC (b)	82,493	50,760
17,300	BAXTER INTERNATIONAL INC	585,541	703,072
1,900	BECKMAN COULTER INC	99,749	114,551
6,400	BECTON DICKINSON + CO	410,281	432,768
6,550	BIOGEN IDEC INC (b)	82,841	310,798
2,300	BIOMARIN PHARMACEUTICAL INC (b)	67,195	43,608
32,550	BOSTON SCIENTIFIC CORP (b)	361,757	188,790
44,000	BRISTOL MYERS SQUIBB CO	1,058,843	1,097,360
7,450	CARDINAL HEALTH INC	276,076	250,395
3,875	CAREFUSION CORP (b)	111,234	87,963
12,136	CELGENE CORP (b)	433,140	616,752
1,800	CEPHALON INC (b)	99,644	102,150
800	CHARLES RIVER LABORATORIES (b)	24,460	27,368
5,700	CIGNA CORP	89,680	177,042
3,000	COMMUNITY HEALTH SYSTEMS INC (b)	97,596	101,430
1,400	COVANCE INC (b)	82,457	71,848
2,546	COVENTRY HEALTH CARE INC (b)	100,005	45,013
9,500	COVIDIEN PLC (b)	397,714	381,710
1,200	CR BARD INC	72,420	93,036
3,225	DAVITA INC (b)	123,269	201,369
3,700	DENDREON CORP (b)	104,079	119,621
3,700	DENTSPLY INTERNATIONAL INC	102,583	110,667
3,800	EDWARDS LIFESCIENCES CORP (b)	118,152	212,876
25,494	ELI LILLY CO	988,993	854,049
5,300	ENDO PHARMACEUTICALS HLDGS (b)	116,324	115,646
13,800	EXPRESS SCRIPTS INC (b)	329,552	648,876
12,650	FOREST LABORATORIES INC (b)	365,314	346,990
450	FURIEX PHARMACEUTICALS (b)	4,205	4,572
1,600	GEN PROBE INC (b)	66,869	72,672
6,600	GENZYME CORP (b)	381,430	335,082
23,860	GILEAD SCIENCES INC (b)	603,150	817,921
9,200	HEALTH MGMT ASSOCIATES INC (b)	59,662	71,484
2,450	HEALTH NET INC (b)	64,669	59,707
1,900	HENRY SCHEIN INC (b)	86,167	104,310
1,300	HILL ROM HOLDINGS INC	38,228	39,559
3,700	HILLENBRAND INC	88,840	79,143
8,108	HOLOGIC INC (b)	180,379	112,944
6,405	HOSPIRA INC (b)	231,083	367,967
4,800	HUMAN GENOME SCIENCES INC (b)	116,208	108,768
4,100	HUMANA INC (b)	46,352	187,247
1,400	IDEXX LABORATORIES INC (b)	60,410	85,260
3,400	ILLUMINA INC (b)	140,152	148,002

See accompanying notes to financial statements	38	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common Stocks:
Healthcare (Cont’d):
900	INTUITIVE SURGICAL INC (b)	$221,425	284,058
1,800	INVERNESS MEDICAL INNOVATIONS (b)	57,627	47,988
68,884	JOHNSON +JOHNSON	2,609,569	4,068,289
1,931	KINETIC CONCEPTS INC (b)	71,019	70,501
8,800	KING PHARMACEUTICALS INC (b)	93,510	66,792
800	LABORATORY CORP AMER HLDGS (b)	18,788	60,280
5,773	LIFE TECHNOLOGIES CORP (b)	181,311	272,774
2,925	LINCARE HLDGS INC	58,492	95,092
6,600	MCKESSON CORP	255,058	443,256
12,056	MEDCO HEALTH SOLUTIONS INC (b)	238,755	664,044
1,900	MEDNAX INC (b)	110,240	105,659
31,550	MEDTRONIC INC	448,479	1,144,319
80,478	MERCK CO INC	2,270,379	2,814,316
2,853	MILLIPORE CORP (b)	170,051	304,272
7,500	MYLAN INC (b)	87,384	127,800
600	MYRIAD GENETICS INC (b)	22,005	8,970
1,200	OMNICARE INC	29,082	28,440
4,200	PATTERSON COS INC	117,791	119,826
2,900	PERRIGO CO	109,545	171,303
207,090	PFIZER INC	2,052,989	2,953,103
5,400	PHARMACEUTICAL PRODUCT DEVEL	115,907	137,214
3,965	QUEST DIAGNOSTICS INC	159,250	197,338
2,000	RESMED INC (b)	81,990	121,620
12,600	SERVICE CORP INTERNATIONAL	90,438	93,240
8,639	ST JUDE MEDICAL INC (b)	254,799	311,782
7,200	STRYKER CORP	119,192	360,432
2,800	SXC HEALTH SOLUTIONS CORP (b)	208,712	205,100
12,900	TENET HEALTHCARE CORP (b)	56,567	55,986
10,300	THERMO FISHER SCIENTIFIC INC (b)	318,047	505,215
1,200	UNITED THERAPEUTICS CORP (b)	50,361	58,572
29,102	UNITEDHEALTH GROUP INC	621,269	826,497
4,136	UNIVERSAL HEALTH SERVICES	96,639	157,788
1,100	VALEANT PHARMACEUTICALS INTL (b)	25,273	57,519
5,000	VARIAN MEDICAL SYSTEMS INC (b)	184,300	261,400
2,400	VCA ANTECH INC (b)	71,120	59,424
5,000	VERTEX PHARMACEUTICALS INC (b)	140,315	164,500
2,300	WARNER CHILCOTT PLC CLASS A (b)	55,996	52,555
2,600	WATERS CORP (b)	60,997	168,220
3,175	WATSON PHARMACEUTICALS INC (b)	79,361	128,810
2,666	WEBMD HEALTH CORP (b)	58,227	123,782
9,249	WELLPOINT INC (b)	325,438	452,554
5,974	ZIMMER HOLDINGS INC (b)	319,510	322,895
		24,264,300	33,038,276	12.09%
Industrials:
18,450	3M CO	1,287,872	1,457,366
2,800	AECOM TECHNOLOGY CORP (b)	81,858	64,568
4,210	AGCO CORP (b)	174,615	113,544
2,300	AMETEK INC	73,221	92,345
8,600	AMR CORP DEL (b)	63,411	58,308
3,300	APOLLO GROUP INC (b)	209,131	140,151
1,700	AVERY DENNISON CORP	90,518	54,621
2,000	BE AEROSPACE INC (b)	58,542	50,860

See accompanying notes to financial statements	39	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Industrials (Cont’d):
19,400	BOEING CO	$519,187	1,217,350
1,700	BUCYRUS INTERNATIONAL INC	47,502	80,665
5,000	C H ROBINSON WORLDWIDE INC	254,053	278,300
1,600	CAREER EDUCATION CORP (b)	26,824	36,832
3,000	CARLISLE COS INC	76,640	108,390
18,204	CATERPILLAR INC	688,528	1,093,514
2,500	CHICAGO BRIDGE + IRON NY SHR (b)	50,995	47,025
3,700	CINTAS CORP	122,389	88,689
2,027	CON WAY INC	44,529	60,851
4,300	CONTINENTAL AIRLINES INC (b)	102,190	94,600
3,900	CONVERGYS CORP (b)	69,089	38,259
1,400	COOPER INDUSTRIES PLC (b)	65,301	61,600
700	COPA HOLDINGS SA	26,884	30,954
4,500	COVANTA HOLDING CORP (b)	119,422	74,655
3,948	CRANE CO	66,572	119,269
9,300	CSX CORP	97,923	461,559
5,800	CUMMINS INC	172,148	377,754
11,200	DANAHER CORP	256,759	415,744
11,200	DEERE + CO	438,491	623,616
26,450	DELTA AIRLINES INC (b)	248,442	310,788
1,978	DEVRY INC DEL	93,134	103,825
1,600	DONALDSON CO INC	63,715	68,240
5,925	DOVER CORP	251,755	247,606
1,987	DUN + BRADSTREET CORP	49,383	133,367
4,300	EATON CORP	166,977	281,392
18,400	EMERSON ELECTRIC CO	543,306	803,896
1,397	ENERGIZER HOLDINGS INC (b)	87,823	70,241
5,400	EXPEDITORS INTL WASH INC	208,985	186,354
400	FACTSET RESEARCH SYSTEMS INC	26,742	26,796
3,600	FASTENAL CO	139,138	180,684
9,353	FEDEX CORP	358,844	655,739
1,200	FIRST SOLAR INC (b)	159,446	136,596
1,300	FLOWSERVE CORP	119,620	110,240
4,250	FLUOR CORP	127,616	180,625
2,300	FTI CONSULTING INC (b)	119,264	100,257
900	GARDNER DENVER INC	50,054	40,131
1,400	GATX CORPORATION	24,276	37,352
700	GENERAL CABLE CORP (b)	50,306	18,655
8,500	GENERAL DYNAMICS CORP	386,554	497,760
284,800	GENERAL ELECTRIC CO	5,691,867	4,106,816
1,700	GENPACT LTD (b)	27,625	26,401
1,000	GLOBAL PAYMENTS INC	33,115	36,540
3,200	GOODRICH CORP	95,088	212,000
4,100	GRACO INC	162,258	115,579
8,400	H+R BLOCK INC	103,744	131,796
2,200	HARSCO CORP	59,517	51,700
2,200	HEWITT ASSOCIATES INC (b)	70,939	75,812
17,600	HONEYWELL INTERNATIONAL INC	471,639	686,928
2,400	HUBBELL INC	102,187	95,256
2,100	HUNT (JB) TRANSPRT SVCS INC	40,530	68,607
2,500	IDEX CORP	58,238	71,425
12,624	ILLINOIS TOOL WORKS INC	530,139	521,119

See accompanying notes to financial statements	40	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Industrials (Cont’d):
6,800	INGERSOLL RAND PLC (b)	$258,998	234,532
5,400	IRON MOUNTAIN INC	121,527	121,284
3,600	ITT CORP NEW	168,296	161,712
1,300	ITT EDUCATIONAL SERVICES INC (b)	52,038	107,926
3,000	JABIL CIRCUIT INC	49,755	39,900
4,468	JACOBS ENGINEERING GROUP INC (b)	138,179	162,814
2,238	JOY GLOBAL INC	102,549	112,101
2,900	KANSAS CITY SOUTHERN (b)	46,328	105,415
3,800	KBR INC	78,280	77,292
3,300	L 3 COMMUNICATIONS HLDG CORP	220,484	233,772
1,200	LANDSTAR SYSTEM INC	38,351	46,788
1,100	LINCOLN ELECTRIC HOLDINGS INC	60,456	56,089
7,900	LOCKHEED MARTIN CORP	527,289	588,550
13,500	MANITOWOC COMPANY INC	130,073	123,390
2,475	MANPOWER INC	96,158	106,871
8,800	MASCO CORP	173,216	94,688
6,800	MCDERMOTT INTL INC (b)	127,937	147,288
2,500	MOLEX INC	68,986	45,600
4,900	MONSTER WORLDWIDE INC (b)	76,056	57,085
1,500	NAVISTAR INTERNATIONAL (b)	59,705	73,800
9,760	NORFOLK SOUTHN CORP	347,169	517,768
8,160	NORTHROP GRUMMAN CORP	460,053	444,230
2,300	OSHKOSH CORP (b)	74,375	71,668
2,600	OWENS CORNING NEW (b)	59,847	77,766
9,189	PACCAR INC	122,594	366,365
2,200	PALL CORP	55,214	75,614
3,950	PARKER HANNIFIN CORP	212,565	219,067
2,200	PENTAIR INC	72,761	70,840
5,700	PITNEY BOWES INC	182,172	125,172
4,600	PRECISION CASTPARTS CORP	369,776	473,432
5,300	QUANTA SERVICES INC (b)	92,074	109,445
10,100	RAYTHEON CO	403,423	488,739
2,200	RELIANCE STEEL + ALUMINUM CO	61,215	79,530
8,022	REPUBLIC SERVICES INC	141,864	238,494
3,300	ROBERT HALF INTL INC	85,171	77,715
5,250	ROCKWELL AUTOMATION INC	73,987	257,723
6,514	ROCKWELL COLLINS INC	230,297	346,089
1,600	ROPER INDUSTRIES INC	104,136	89,536
6,000	RR DONNELLEY + SONS CO	177,337	98,220
1,800	SHAW GROUP INC (b)	92,083	61,596
15,375	SOUTHWEST AIRLINES CO	117,253	170,816
1,300	SPIRIT AEROSYSTEMS HLDGS INC (b)	24,954	24,778
1,400	SPX CORP	92,591	73,934
3,780	STERICYCLE INC (b)	200,051	247,892
600	STRAYER EDUCATION INC	126,138	124,734
4,700	SUNPOWER CORP CLASS A (b)	185,238	56,870
1,100	TEEKAY CORP (b)	31,416	28,787
500	TELEFLEX INC	22,515	27,140
2,700	TEREX CORP (b)	90,082	50,598
6,750	TEXTRON INC	147,724	114,548
1,790	TOTAL SYSTEM SERVICES INC	55,518	24,344
1,500	TRINITY INDUSTRIES INC	41,498	26,580

See accompanying notes to financial statements	41	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Industrials (Cont’d):
11,000	TYCO INTERNATIONAL LTD (b)	$406,764	387,530
1,700	UAL CORP (b)	35,615	34,952
14,400	UNION PACIFIC CORP	607,176	1,000,944
17,440	UNITED PARCEL SERVICE INC	1,105,845	992,162
22,050	UNITED TECHNOLOGIES CORP	951,947	1,431,266
2,500	URS CORP (b)	94,338	98,375
2,000	USG CORP (b)	12,350	24,160
4,100	UTI WORLDWIDE INC	50,357	50,758
1,900	WALTER ENERGY INC	44,977	115,615
1,100	WASTE CONNECTIONS INC (b)	29,915	38,379
11,750	WASTE MANAGEMENT INC	234,223	367,658
1,700	WW GRAINGER INC	74,317	169,065
		26,802,417	30,399,701	11.12%
Information technology:
11,800	ACCENTURE PLC CL A (b)	472,683	456,070
15,400	ACTIVISION BLIZZARD INC	141,131	161,546
14,524	ADOBE SYSTEMS INC (b)	368,313	383,869
14,300	ADVANCED MICRO DEVICES INC (b)	64,279	104,676
9,900	AGILENT TECHNOLOGIES INC (b)	233,287	281,457
3,300	AKAMAI TECHNOLOGIES INC (b)	45,920	133,881
1,900	ALLIANCE DATA SYSTEMS CORP (b)	92,734	113,088
6,400	ALTERA CORP	120,963	158,784
7,600	AMDOCS LTD (b)	221,261	204,060
4,000	AMPHENOL CORP CL A	168,180	157,120
9,400	ANALOG DEVICES INC	135,404	261,884
2,600	ANSYS INC (b)	90,242	105,482
2,793	AOL INC (b)	56,124	58,066
23,600	APPLE INC (b)	1,482,786	5,936,108
33,100	APPLIED MATERIALS INC	443,417	397,862
2,200	ARROW ELECTRONICS INC (b)	73,136	49,170
6,586	AUTODESK INCORPORATED (b)	207,114	160,435
12,466	AUTOMATIC DATA PROCESSING INC	435,900	501,881
3,600	AVNET INC (b)	98,190	86,796
4,550	BMC SOFTWARE INC (b)	89,322	157,567
13,212	BROADCOM CORP	246,055	435,600
3,080	BROADRIDGE FINANCIAL SOLUTIONS INC	52,817	58,674
10,925	CA INC	208,510	201,020
13,200	CADENCE DESIGN SYS INC (b)	171,534	76,428
2,000	CERNER CORP (b)	129,491	151,780
147,450	CISCO SYSTEMS INC (b)	944,287	3,142,160
4,534	CITRIX SYSTEMS INC (b)	56,437	191,471
8,800	COGNIZANT TECHNOLOGY SOLUTIONS (b)	194,203	440,528
2,074	COMMSCOPE INC (b)	90,418	49,299
5,322	COMPUTER SCIENCES CORP	246,664	240,821
8,000	COMPUWARE CORP (b)	54,024	63,840
44,300	CORNING INC	556,143	715,445
2,300	CREE RESEARCH INC (b)	79,378	138,069
2,700	CYPRESS SEMICONDUCTOR CORP (b)	8,499	27,108
45,550	DELL INC (b)	1,017,171	549,333
27,500	EBAY INC (b)	271,802	539,275
9,900	ELECTRONIC ARTS INC (b)	355,096	142,560
50,910	EMC CORP/MASS (b)	449,879	931,653

See accompanying notes to financial statements	42	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Information technology (Cont’d):
1,000	EQUINIX INC (b)	$77,505	81,220
1,400	F5 NETWORKS INC (b)	32,375	95,998
1,600	FAIRCHILD SEMICONDUCTOR INTL (b)	21,840	13,456
9,402	FIDELITY NATL INFORMATION SVC	170,292	252,162
4,650	FISERV INC (b)	142,355	212,319
4,100	FLIR SYSTEMS INC (b)	127,455	119,269
6,367	GOOGLE INC (b)	2,262,537	2,832,997
2,800	HARRIS CORP	37,337	116,620
60,227	HEWLETT PACKARD CO	1,235,397	2,606,625
1,200	IHS INC (b)	65,421	70,104
6,300	INGRAM MICRO INC (b)	83,129	95,697
149,900	INTEL CORP	1,028,169	2,915,555
9,100	INTERSIL CORP	137,970	110,201
32,300	INTL BUSINESS MACHINES CORP	2,784,891	3,988,404
9,500	INTUIT INC (b)	237,668	330,315
1,000	ITRON INC (b)	56,573	61,820
14,267	JUNIPER NETWORKS INC (b)	289,096	325,573
6,100	KLA TENCOR CORP	210,231	170,068
3,000	LAM RESEARCH CORP (b)	83,706	114,180
2,371	LENDER PROCESSING SERVICES INC	76,903	74,236
3,800	LEXMARK INTERNATIONAL INC (b)	106,458	125,514
8,200	LINEAR TECHNOLOGY CORP	205,881	228,042
28,600	LSI CORP (b)	120,263	131,560
13,700	MARVELL TECHNOLOGY GROUP LTD (b) (d)	160,495	215,912
2,200	MASTERCARD INC	273,924	438,966
7,000	MAXIM INTEGRATED PRODUCTS INC	125,147	117,110
3,900	MCAFEE INC (b)	96,027	119,808
6,914	MEMC ELECTRONIC MATERIALS INC (b)	212,290	68,310
1,300	METTLER TOLEDO INTERNATIONAL INC (b)	87,484	145,119
5,400	MICROCHIP TECHNOLOGY INC	101,340	149,796
19,100	MICRON TECHNOLOGY INC (b)	94,334	162,159
1,000	MICROS SYSTEMS INC (b)	26,215	31,870
198,750	MICROSOFT CORP	2,459,986	4,573,238
70,200	MOTOROLA INC (b)	444,032	457,704
6,600	NATIONAL SEMICONDUCTOR CORP	102,715	88,836
4,000	NCR CORPORATION (b)	85,604	48,480
8,800	NETAPP INC (b)	216,784	328,328
5,200	NOVELL INC (b)	31,071	29,536
2,800	NOVELLUS SYSTEMS INC (b)	70,810	71,008
7,100	NUANCE COMMUNICATIONS INC (b)	101,494	106,145
16,650	NVIDIA CORP (b)	175,158	169,997
10,700	ON SEMICONDUCTOR CORP (b)	93,650	68,266
100,062	ORACLE CORP	584,268	2,147,331
7,266	PAYCHEX INC	101,485	188,698
3,400	PERKINELMER INC	53,706	70,278
3,200	PMC SIERRA INC (b)	26,160	24,064
5,700	QLOGIC CORP (b)	82,128	94,734
45,150	QUALCOMM INC	1,290,482	1,482,726
4,500	RAMBUS INC DEL (b)	79,087	78,840
4,200	RED HAT INC (b)	61,669	121,548
2,300	ROVI CORP (b)	55,715	87,193
9,100	SAIC INC (b)	172,102	152,334

See accompanying notes to financial statements	43	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Information technology (Cont’d):
2,600	SALESFORCE COM INC (b)	$124,820	223,132
7,800	SANDISK CORP (b)	118,234	328,146
13,800	SEAGATE TECHNOLOGY (b)	141,660	179,952
800	SYBASE INC (b)	28,388	51,728
21,819	SYMANTEC CORP (b)	187,612	302,848
4,200	SYNOPSYS INC (b)	88,560	87,654
11,950	TELLABS INC	70,500	76,361
4,500	TERADATA CORP (b)	73,317	137,160
4,400	TERADYNE INC (b)	40,150	42,900
31,400	TEXAS INSTRUMENTS INC	620,017	730,992
3,800	TRIMBLE NAVIGATION LTD (b)	87,764	106,400
6,800	VERISIGN INC (b)	137,208	180,540
7,800	VISHAY INTERTECHNOLOGY INC (b)	54,625	60,372
1,100	VISTAPRINT NV (b)	54,168	52,239
1,500	VMWARE INC (b)	47,285	93,885
5,900	WESTERN DIGITAL CORP (b)	91,433	177,944
18,044	WESTERN UNION CO	160,005	269,036
27,907	XEROX CORP	210,226	224,372
6,750	XILINX INC	47,180	170,505
31,340	YAHOO INC (b)	473,723	433,432
		30,088,473	48,804,729	17.86%
Materials:
4,475	AIR PRODUCTS + CHEMICALS INC	251,100	290,025
1,900	AIRGAS INC	100,686	118,180
4,316	AK STEEL HOLDING CORP	137,899	51,447
1,900	ALBEMARLE CORP	53,108	75,449
27,800	ALCOA INC	511,326	279,668
2,500	ALLEGHENY TECHNOLOGIES INC	61,863	110,475
2,900	ALPHA NATURAL RESOURCES INC (b)	89,756	98,223
800	APTARGROUP INC	27,324	30,256
4,900	ARCH COAL INC	44,088	97,069
1,600	ASHLAND INC	47,358	74,272
3,032	BALL CORP	70,662	160,181
4,200	BEMIS CO INC	93,645	113,400
2,600	CELANESE CORP SERIES A	126,875	64,766
2,300	CF INDUSTRIES HOLDINGS INC	203,768	145,935
3,500	CLIFFS NATURAL RESOURCES INC	98,835	165,060
500	COMPASS MINERALS INTERNATIONAL INC	27,453	35,140
6,300	CROWN HOLDINGS INC (b)	128,704	157,752
3,537	CYTEC INDUSTRIES INC	195,563	141,445
1,000	DOMTAR CORP (b)	52,480	49,150
31,150	DOW CHEMICAL CO	886,606	738,878
23,625	DU PONT EI DE NEMOURS + CO	799,956	817,189
1,938	EAGLE MATERIALS INC	37,630	50,252
1,500	EASTMAN CHEMICAL COMPANY	58,012	80,040
5,871	ECOLAB INC	222,515	263,667
1,900	FMC CORP	113,204	109,117
10,248	FREEPORT MCMORAN COPPER + GOLD	517,188	605,964
3,600	GERDAU AMERISTEEL CORP (b)	39,568	39,240
1,700	GREIF INC	77,348	94,418
5,100	HUNTSMAN CORP	96,099	44,217
11,531	INTERNATIONAL PAPER CO	207,197	260,947

See accompanying notes to financial statements	44	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Materials (Cont’d):
3,683	INTL FLAVORS + FRAGRANCES INC	$79,231	156,233
1,000	INTREPID POTASH INC (b)	30,875	19,570
1,400	JARDEN CORP	25,277	37,618
1,500	LUBRIZOL CORP	72,108	120,465
700	MARTIN MARIETTA MATERIALS INC	27,965	59,367
6,975	MEADWESTVACO CORP	124,312	154,845
14,515	MONSANTO CO NEW	392,660	670,883
3,900	MOSAIC CO/THE	88,490	152,022
11,945	NEWMONT MINING CORP	300,671	737,484
9,100	NUCOR CORP	237,999	348,348
3,950	OWENS ILLINOIS INC (b)	57,616	104,478
3,200	PACKAGING CORP OF AMERICA	55,674	70,464
3,850	PACTIV CORP (b)	52,072	107,223
5,186	PPG INDUSTRIES INC	252,007	313,286
7,650	PRAXAIR INC	343,228	581,324
4,648	RAYONIER INC	104,763	204,605
2,000	ROYAL GOLD INC	88,486	96,000
6,000	RPM INTERNATIONAL INC	61,643	107,040
700	SCOTTS MIRACLE GRO CO	25,183	31,087
3,400	SEALED AIR CORP NEW	82,806	67,048
3,200	SIGMA ALDRICH	187,446	159,456
4,800	SONOCO PRODUCTS CO	114,335	146,304
4,400	SOUTHERN COPPER CORP	52,866	116,776
3,600	STEEL DYNAMICS INC	87,525	47,484
2,000	TEMPLE INLAND INC	22,890	41,340
2,349	TITANIUM METALS CORP (b)	62,648	41,319
3,100	UNITED STATES STEEL CORP	160,947	119,505
3,200	VALSPAR CORP	68,240	96,384
2,957	VULCAN MATERIALS CO	159,237	129,605
		8,797,008	10,399,383	3.80%
Telecommunication services:
10,050	AMERICAN TOWER CORP (b)	245,927	447,225
156,715	AT+T INC	3,952,780	3,790,936
9,119	CENTURYTEL INC	250,897	303,754
7,300	CROWN CASTLE INTL CORP (b)	152,053	271,998
3,040	ECHOSTAR CORP (b)	67,049	58,003
11,525	FRONTIER COMMUNICATIONS CORP	88,166	81,943
8,000	JDS UNIPHASE CORP (b)	111,480	78,720
2,700	LEAP WIRELESS INTL INC (b)	63,488	35,046
8,353	LIBERTY GLOBAL INC (b)	185,541	217,094
4,800	NEUSTAR INC (b)	79,848	98,976
4,100	NII HLDGS INC (b)	83,778	133,332
20,300	QWEST COMMUNICATIONS INTL INC	79,339	106,575
3,100	SBA COMMUNCATIONS CORP (b)	83,846	105,431
79,966	SPRINT NEXTEL CORP (b)	295,284	339,056
2,700	TELEPHONE + DATA SYSTEMS INC	72,097	82,053
4,500	TW TELECOM INC (b)	50,425	75,060
1,780	UNITED STATES CELLULAR CORP (b)	89,053	73,247
73,383	VERIZON COMMUNICATIONS	2,401,293	2,056,192
11,424	WINDSTREAM CORP	138,133	120,637
		8,490,475	8,475,278	3.10%

See accompanying notes to financial statements	45	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Utilities:
16,567	AES CORP (b)	$226,300	153,079
4,500	AGL RESOURCES INC	135,198	161,190
5,800	ALLEGHENY ENERGY INC	242,823	119,944
1,000	ALLIANT ENERGY CORP	24,835	31,740
7,000	AMEREN CORP	250,596	166,390
10,900	AMERICAN ELECTRIC POWER INC	348,057	352,070
3,700	AMERICAN WATER WORKS	72,499	76,220
3,488	AQUA AMERICA INC	67,899	61,668
8,600	CALPINE CORP (b)	57,319	109,392
5,800	CENTERPOINT ENERGY INC	66,308	76,328
10,200	CMS ENERGY CORP	144,342	149,430
6,600	CONSOLIDATED EDISON INC	273,555	284,460
4,615	CONSTELLATION ENERGY GROUP INC	191,729	148,834
11,962	DOMINION RESOURCES INC/VA	401,376	463,408
1,100	DPL INC	24,481	26,290
5,300	DTE ENERGY CO	213,573	241,733
40,113	DUKE ENERGY HLDG CORP	550,659	641,808
8,525	EDISON INTERNATIONAL	182,117	270,413
4,764	ENTERGY CORP NEW	192,987	341,198
4,000	EQT CORP	132,900	144,560
16,232	EXELON CORP	734,097	616,329
7,016	FIRSTENERGY CORP	357,121	247,174
2,800	GREAT PLAINS ENERGY INC	43,498	47,656
1,300	HAWAIIAN ELECTRIC INDS INC	24,005	29,614
3,300	INTEGRYS ENERGY GROUP INC	164,560	144,342
3,500	ITC HOLDINGS CORP	154,844	185,185
10,600	MDU RESOURCES GROUP INC	242,945	191,118
600	MIRANT CORP NEW (b)	20,589	6,336
2,900	NALCO HLDG CO	58,310	59,334
1,500	NATIONAL FUEL GAS CO N J	38,322	68,820
13,472	NEXTERA ENERGY INC	663,198	656,895
7,800	NISOURCE INC	128,106	113,100
2,600	NORTHEAST UTILITIES	64,649	66,248
9,000	NRG ENERGY INC (b)	211,851	190,890
2,700	NSTAR	92,265	94,500
6,200	NV ENERGY INC	76,954	73,222
2,400	OGE ENERGY CORP	43,344	87,744
4,100	ONEOK INC NEW	155,972	177,325
700	ORMAT TECHNOLOGIES INC	27,311	19,803
9,400	P G E CORP	213,041	386,340
6,028	PEPCO HOLDINGS INC	119,419	94,519
6,300	PETROHAWK ENERGY CORP (b)	154,795	106,911
2,400	PINNACLE WEST CAPITAL CORP	71,637	87,264
11,487	PPL CORP	361,188	286,601
6,131	PROGRESS ENERGY INC	230,254	240,458
13,084	PUBLIC SERVICE ENTERPRISE GROUP	400,201	409,922
5,100	QUESTAR CORP	58,200	231,999
15,600	RRI ENERGY INC (b)	147,247	59,124
4,800	SCANA CORP	166,536	171,648
5,200	SEMPRA ENERGY	259,640	243,308
23,059	SOUTHERN CO	654,686	767,404
2,200	SOUTHERN UNION CO NEW	28,347	48,092

See accompanying notes to financial statements	46	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Growth Fund
June 30, 2010

Face amount or shares	Security	Cost	Market value (a)	Percent of net assets
Common stocks:
Utilities (Cont’d):
19,654	SPECTRA ENERGY CORP	$353,549	394,456
7,600	TECO ENERGY INC	90,842	114,532
3,100	UGI CORP NEW	51,203	78,864
1,400	WESTSTAR ENERGY INC	25,767	30,254
2,410	WISCONSIN ENERGY CORP	46,469	122,283
4,825	XCEL ENERGY INC	43,342	99,443
		10,577,853	11,069,210	4.05%
Cash equivalents:
902,150	SSGA MONEY MARKET FUND, current rate 0.01%	902,150	902,150
		902,150	902,150	0.33%
	Grand total (c)	$219,269,570	273,223,782	99.95%

Notes to investments in securities:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets.
(c)

At June 30, 2010, the cost for Federal income tax purposes was $219,542,618. The aggregate gross unrealized appreciation and depreciation of investments in securities based of this cost were as follows:

Gross unrealized appreciation	$69,939,619
Gross unrealized depreciation	(16,258,455)
Net unrealized appreciation	$53,681,164

(d)

Foreign security values are stated in U.S. dollars. As of June 30, 2010 the value of foreign stocks or depository receipts of companies based outside of the United States represented 0.12% of net assets.

See accompanying notes to financial statements	47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Growth Fund

June 30, 2010 (unaudited)

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Common stocks:
Consumer discretionary:
12,144	AFC ENTERPRISES INC (b)	$80,198	110,510
20,039	CACHE INC (b)	102,394	113,822
31,800	CENTURY CASINOS INC (b)	56,023	68,688
17,750	CHRISTOPHER + BANKS CORP	115,108	109,873
171,639	COMMERCIAL VEHICLE GROUP INC (b)	986,391	1,752,434
28,166	COST PLUS INC/CALIFORNIA (b)	62,758	100,553
125,000	DENNYS CORP (b)	486,880	325,000
38,109	DGSE COMPANIES INC (b)	87,411	120,806
184,088	DOLAN CO/THE (b)	1,881,819	2,047,059
45,000	DR HORTON INC	519,425	442,350
6,698	DXP ENTERPRISES INC (b)	103,879	104,824
164,473	ENTERCOM COMMUNICATIONS CORP (b)	888,476	1,450,652
47,391	EW SCRIPPS CO CL A (b)	404,783	352,115
171,525	EXIDE TECHNOLOGIES (b)	996,749	891,930
32,000	GAYLORD ENTERTAINMENT CO (b)	812,882	706,880
284,200	HANCOCK FABRICS INC (b)	405,103	454,720
26,500	HANESBRANDS INC (b)	605,173	637,590
31,037	JO ANN STORES INC (b)	486,295	1,164,198
103,489	KNOLOGY INC (b)	814,022	1,131,135
25,000	MADISON SQUARE GARDEN INC (b)	467,989	491,750
35,760	MOTORCAR PARTS OF AMERICA INC (b)	193,256	228,149
5,000	NATIONAL PRESTO INDS INC	553,356	464,300
8,490	O CHARLEYS INC (b)	55,182	44,997
50,000	ORIENT EXPRESS HOTELS LTD (b)	752,944	370,000
50,300	OUTDOOR CHANNEL HOLDINGS INC (b)	305,950	234,901
7,447	OXFORD INDUSTRIES INC	156,458	155,866
11,150	PC CONNECTION INC (b)	67,079	67,569
14,059	PEP BOYS MANNY MOE & JACK	127,683	124,563
27,000	PETSMART INC	584,596	814,590
52,000	PULTE GROUP INC (b)	641,251	430,560
62,285	RC2 CORP (b)	947,837	1,003,411
41,450	ROCKY BRANDS INC (b)	348,180	264,866
16,387	SINCLAIR BROADCAST GROUP (b)	82,427	95,536
13,000	SNAP ON INC	589,135	531,830
19,327	STAMPS COM INC (b)	190,239	198,102
25,607	STANDARD MOTOR PRODS	234,934	206,648
14,485	SUMMER INFANT INC (b)	63,129	94,877
17,793	TANDY LEATHER FACTORY INC	81,842	73,663
25,000	TOLL BROTHERS INC (b)	489,250	409,000
59,144	UNIVERSAL ELECTRONICS INC (b)	1,278,308	983,565
13,000	VAIL RESORTS INC (b)	472,042	453,830
56,798	WABTEC CORP	1,832,063	2,265,672
18,300	WET SEAL INC/THE (b)	60,606	66,795
20,391	WMS INDUSTRIES INC (b)	805,678	800,347
36,912	WOLVERINE WOLD WIDE INC	1,037,031	930,921
30,000	WYNDHAM WORLDWIDE CORP	766,350	604,200
		23,080,563	24,495,643	11.98%
Consumer staples:
74,494	AMERICAN ITALIAN PASTA CO (b)	2,093,749	3,938,498
10,384	CHIQUITA BRANDS INTL INC (b)	133,540	126,166
23,000	DR PEPPER SNAPPLE GROUP INC	361,424	859,970

See accompanying notes to financial statements.	49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Consumer staples (Cont’d):
27,000	FLOWERS FOODS INC	$511,723	659,610
29,192	MEDIFAST INC (b)	800,002	756,365
13,000	NBTY INC (b)	592,927	442,130
21,977	OMEGA PROTEIN CORP (b)	105,044	88,128
25,000	ORCHIDS PAPER PRODS CO DEL (b)	457,892	325,000
65,000	SALLY BEAUTY HOLDINGS INC (b)	562,956	533,000
3,500	SENECA FOODS CORP NEW (b)	80,930	112,910
48,375	SPARTAN STORES INC	728,747	663,705
20,547	TREEHOUSE FOODS INC (b)	720,183	938,176
65,543	WINN DIXIE STORES INC (b)	894,874	631,835
		8,043,990	10,075,491	4.93%
Energy:
18,000	COMSTOCK RESOURCES INC (b)	530,236	498,960
11,000	CONTANGO OIL + GAS CO (b)	491,222	492,250
30,177	DRIL QUIP INC (b)	905,430	1,328,392
36,000	EXCO RESOURCES INC	599,107	525,960
22,000	FOSTER WHEELER AG (b)	462,159	463,320
26,799	GASTAR EXPLORATION LTD (b)	117,775	96,744
160,689	GMX RESOURCES INC (b)	1,123,985	1,042,872
340,670	HERCULES OFFSHORE INC (b)	1,661,536	827,828
13,000	OASIS PETROLEUM INC (b)	198,021	188,500
76,166	PENN VIRGINIA CORP	1,387,658	1,531,698
52,072	SUPERIOR ENERGY SERVICES INC (b)	1,001,997	972,184
138,736	TESCO CORP (b)	1,415,392	1,703,678
185,133	VAALCO ENERGY INC	1,033,570	1,036,745
34,000	WILLBROS GROUP INC (b)	545,402	251,600
		11,473,491	10,960,731	5.36%
Financials:
31,935	ABINGTON BANCORP INC	278,003	278,473
7,815	AMERISAFE INC (b)	127,009	137,153
110,712	AMTRUST FINANCIAL SERVICES	1,085,960	1,332,972
22,000	ARTHUR J GALLAGHER + CO	421,012	536,360
23,350	ASPEN INSURANCE HOLDINGS LTD	505,844	577,679
453,750	BANNER CORPORATION	907,500	898,425
6,200	BERKSHIRE HILLS BANCORP INC	136,967	120,776
136,050	BOSTON PRIVATE FINL HOLDING	829,905	874,802
6,200	BROOKLINE BANCORP INC	58,884	55,056
52,900	CAPLEASE INC	99,337	243,869
6,901	CENTERSTATE BANKS INC	55,223	69,631
11,176	COMMUNITY CAPITAL CORP (b)	36,280	48,057
35,330	COMMUNITY TRUST BANCORP INC	986,982	886,783
23,150	COMMUNITY WEST BANKSHARES (b)	63,660	57,875
40,000	CORELOGIC INC	809,814	706,400
33,575	CORPORATE OFFICE PROPERTIES	1,039,656	1,267,792
42,307	DELPHI FINANCIAL GROUP INC	947,862	1,032,714
13,279	EDUCATION REALTY TRUST INC	80,072	80,072
15,682	ENCORE BANCSHARES INC (b)	133,024	155,095
50,000	EPOCH HOLDING CORP	662,894	613,500
122,358	FIRST MERCHANTS CORP	703,559	1,037,596
77,000	FIRST NIAGARA FINANCIAL GROUP INC	1,110,190	964,810
17,650	FIRST POTOMAC REALTY TRUST	191,130	253,631
12,774	FIRST UNITED CORP	76,727	49,819

See accompanying notes to financial statements.	50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
37,000	FORESTAR GROUP INC (b)	$757,077	664,520
5,625	FPIC INSURANCE GROUP INC (b)	125,718	144,281
30,531	HALLMARK FINL SERVICES INC (b)	208,928	303,783
9,120	HERITAGE FINANCIAL CORP (b)	104,880	136,526
12,722	HFF INC CLASS A (b)	96,168	89,945
34,080	HOME FEDERAL BANCORP INC/MD	450,267	430,430
45,965	HORACE MANN EDUCATORS	516,168	703,265
7,470	HORIZON BANCORP INDIANA	100,149	159,335
29,718	IBERIABANK CORP	1,524,786	1,529,883
91,487	ITEX CORP	331,361	397,970
24,000	LEGG MASON INC	598,797	672,720
47,313	MB FINANCIAL INC	600,488	870,086
105,300	MEDICAL PROPERTIES TRUST INC	1,017,317	994,032
6,600	MIDSOUTH BANCORP INC	97,614	84,282
98,706	MISSION WEST PROPERTIES INC	685,178	673,175
15,375	NATIONAL FINANCIAL PARTNERS (b)	176,331	150,214
59,495	NATIONAL RETAIL PROPERTIES INC	1,006,844	1,275,573
159,681	NORTHWEST BANCSHARES INC	1,596,670	1,831,541
105,077	ORIENTAL FINANCIAL GROUP	1,223,415	1,330,275
12,150	PACIFIC CONTINENTAL CORP	123,071	115,061
100,683	PHOENIX COS INC NEW (b)	293,513	212,441
16,642	PINNACLE FINANCIAL PARTNERS INC (b)	208,000	213,850
21,491	PLATINUM UNDERWRITERS HOLDINGS	634,576	779,908
39,936	PRESIDENTIAL LIFE	397,782	363,418
65,110	PRIVATEBANCORP INC	950,241	721,419
47,687	REDWOOD TR INC.	620,497	698,138
168,966	SWS GROUP INC	2,110,640	1,605,177
27,000	TERRITORIAL BANCORP INC	402,472	511,650
5,178	TOWER BANCORP INC	120,787	113,346
122,622	U STORE IT TRUST	668,057	914,760
17,586	UNITED FINANCIAL BANCORP INC	221,791	240,049
11,950	UNIVEST CORP OF PENNSYLVANIA	200,179	206,974
9,969	URSTADT BIDDLE CLASS A	164,127	160,800
35,000	WALTER INVESTMENT MANAGEMENT	465,880	572,250
7,423	WASHINGTON BANKING CO	66,807	94,940
85,159	WESTFIELD FINL INC	873,425	709,374
		31,087,496	32,954,730	16.11%
Healthcare:
16,000	AMERICAN DENTAL PARTNERS INC (b)	202,701	193,760
93,902	AMERICAN MEDICAL SYS HLDGS (b)	1,432,789	2,077,112
21,000	AMERISOURCEBERGEN CORP	346,011	666,750
16,589	CATALYST HEALTH SOLUTIONS INC (b)	321,485	572,321
13,000	COVIDIEN PLC	542,107	522,340
14,571	ENZON PHARMACEUTICALS INC (b)	145,647	155,181
31,813	FIVE STAR QUALITY CARE INC (b)	114,062	96,075
44,749	GENOPTIX INC (b)	930,031	769,683
149,331	HEALTHSOUTH CORP (b)	2,419,472	2,793,983
86,760	HEALTHSPRING INC (b)	991,392	1,345,648
28,000	HILLROM HOLDINGS	548,960	852,040
43,047	ICU MEDICAL INC (b)	1,555,235	1,384,822
28,565	INTEGRAMED AMERICA INC (b)	222,365	231,948
41,465	MARTEK BIOSCIENCES CORP (b)	845,515	983,135

See accompanying notes to financial statements.	51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Healthcare (Cont’d):
8,955	NUTRACEUTAL INTL CORP (b)	$116,754	136,653
91,905	ORTHOFIX INTERNATIONAL NV (b)	2,082,661	2,945,555
20,000	PATTERSON COS INC	448,311	570,600
20,000	PERRIGO CO	396,772	1,181,400
30,000	PHARMERICA CORP (b)	563,950	439,800
56,700	PHC INC MASS (b)	77,648	65,205
87,672	REHABCARE GROUP INC (b)	2,438,201	1,909,496
280,168	RTI BIOLOGICS INC (b)	1,185,290	820,892
80,668	SUN HEALTHCARE GROUP INC (b)	725,785	651,797
8,850	US PHYSICAL THERAPY INC (b)	130,440	149,388
60,933	ZOLL MED CORP (b)	1,017,533	1,651,284
		19,801,119	23,166,869	11.33%
Industrials:
53,350	ACTUANT CORP	941,753	1,004,581
15,000	ACUITY BRANDS INC	533,328	545,700
27,000	AECOM TECHNOLOGY CORP (b)	628,313	622,620
6,863	AIR T INC	75,019	71,787
250,720	AIR TRANSPORT SERVICES GROUP (b)	1,361,716	1,193,427
44,532	APPLIED SIGNAL TECHNOLOGY INC	862,403	875,054
25,180	ARGON ST INC (b)	470,482	863,422
38,464	AZZ INC	1,277,150	1,414,321
15,000	BUCYRUS INTERNATIONAL INC	352,862	711,750
9,482	CASCADE CORP	263,119	337,654
32,500	CHICAGO BRIDGE + IRON NY SHR (b)	631,117	611,325
50,000	COLFAX CORP (b)	570,484	520,500
28,000	COVANTA HOLDING CORP (b)	524,966	464,520
44,900	CURTISS WRIGHT CORP	1,618,620	1,303,896
37,368	DHT HOLDINGS INC	145,321	143,867
20,110	DIAMOND MANAGEMENT TECHNOLOGY	144,083	207,334
28,605	DOCUMENT SECURITY SYSTEMS (b)	94,743	90,106
66,882	DUCOMMUN INC	1,369,369	1,143,682
5,400	ENNIS INC	69,365	81,054
20,000	ENPRO INDUSTRIES INC (b)	569,233	563,000
8,500	FLOWSERVE CORP	433,671	720,800
28,126	FORCE PROTECTION INC (b)	123,587	115,317
23,500	FOSTER L B CO (b)	542,920	609,120
16,313	GARDNER DENVER INC	362,684	727,397
185,428	GENCORP INC (b)	897,549	812,175
19,950	GENESEE & WYOMING INC (b)	502,922	744,335
9,177	GP STRATEGIES CORP (b)	62,336	66,625
25,000	GREENBRIER COMPANIES INC (b)	374,326	280,000
12,250	HAWAIIAN HOLDINGS INC (b)	80,581	63,333
70,252	HORNBECK OFFSHORE SERVICES INC (b)	1,538,017	1,025,679
168,256	ICONIX BRAND GROUP INC (b)	1,972,606	2,417,839
42,942	II VI INC (b)	970,873	1,272,371
104,233	INSITUFORM TECHNOLOGIES INC (b)	1,881,904	2,134,692
11,554	INSTEEL INDS INC	126,930	134,257
40,000	JOHN BEAN TECHNOLOGIES CORP	516,680	610,000
14,500	JOY GLOBAL INC	562,673	726,305
25,000	KANSAS CITY SOUTHERN (b)	582,716	908,750
41,380	KOPPERS HOLDINGS INC	1,464,840	930,222
16,254	LYDALL INC (b)	107,900	124,181

See accompanying notes to financial statements.	52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
44,076	MAGNETEK INC (b)	$70,962	40,550
50,000	MANITOWOC COMPANY INC	471,335	457,000
27,000	MCDERMOTT INTL INC (b)	591,053	584,820
375,993	METALICO INC (b)	2,276,725	1,496,452
22,286	MIDDLEBY CORP (b)	1,006,057	1,185,392
13,362	MULTICOLOR CORP	164,690	136,827
83,503	ORION MARINE GROUP INC (b)	1,501,340	1,185,743
9,500	OWENS CORNING (b)	320,686	284,145
14,765	PRIMORIS SERVICES CORP	118,256	93,020
127,531	SANMINA SCI CORPORATION (b)	915,248	1,735,697
19,000	SHAW GROUP INC (b)	775,678	650,180
52,643	SOLAR POWER INC (b)	51,513	28,427
77,973	SPARTON CORP (b)	466,655	392,204
19,000	TENNANT CO	696,347	642,580
24,000	TEREX CORP NEW (b)	686,125	449,760
12,500	THOMAS + BETTS CORP (b)	547,678	433,750
14,000	TYCO INTERNATIONAL LTD	644,066	493,220
28,456	VALASSIS COMMUNICATIONS INC (b)	38,487	902,624
77,303	VALENCE TECHNOLOGY INC (b)	67,673	55,658
18,000	WRIGHT EXPRESS CORP (b)	495,073	534,600
		37,514,803	38,975,646	19.08%
Information technology:
23,491	ACTUATE CORPORATION (b)	107,312	104,535
254,521	ADPT CORP (b)	826,733	735,566
70,400	ALLIANCE FIBER OPTIC PRODS INC	65,111	98,560
191,838	ANAREN INC (b)	2,228,424	2,866,060
154,722	ARRIS GROUP INC (b)	1,650,114	1,576,617
22,863	AXT INC (b)	33,295	103,112
102,300	BRIDGELINE DIGITAL INC (b)	129,824	114,576
28,000	BROADRIDGE FINANCIAL SOLUTIONS INC	458,289	533,400
12,395	CACI INTERNATIONAL INC (b)	508,993	526,540
19,303	CALAMP CORP (b)	31,599	41,115
21,300	CLARUS CORPORATION (b)	128,439	146,970
84,659	COMTECH TELECOMMUNICATIONS (b)	2,343,180	2,533,844
39,707	CPI INTERNATIONAL INC (b)	444,641	619,032
101,679	DDI CORP	850,445	765,643
61,296	DYNAMICS RESEARCH CORP (b)	484,334	619,703
47,173	EVOLVING SYSTEMS INC	293,503	339,646
23,369	FREQUENCY ELECTRONICS INC (b)	82,836	108,666
60,713	GILAT SATELLITE NETWORKS LTD (b)	283,657	280,494
670,700	GRAPHON CORP (b)	184,262	33,535
18,976	IEC ELECTRONICS CORP (b)	101,678	86,720
4,198	INTEGRAL SYSTEMS INC/MD (b)	32,148	26,657
10,540	INTEVAC INC (b)	153,117	112,462
9,250	KEITHLEY INSTRUMENTS INC	80,753	81,678
20,000	LENDER PROCESSING SERVICES INC	548,268	626,200
300,830	LOOKSMART LTD (b)	400,631	354,979
90,283	MAGMA DESIGN AUTOMATION INC (b)	237,809	256,404
24,422	MERCURY COMPUTER SYSTEMS INC (b)	184,968	286,470
39,324	MIPS TECHNOLOGIES INC (b)	203,145	200,946
90,295	MKS INSTRUMENTS INC (b)	1,927,537	1,690,322
34,423	MONOLITHIC POWER SYSTEMS INC (b)	751,629	614,795

See accompanying notes to financial statements.	53	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Information technology (Cont’d):
41,800	NAPCO SECURITY TECHNOLOGIES INC (b)	$68,377	78,793
5,138	NCI INC CLASS A (b)	116,324	116,016
188,575	NEO MATERIAL TECHNOLOGIES INC (b)	769,750	633,065
88,836	NETSCOUT SYSTEMS INC (b)	1,318,090	1,263,248
40,516	ONLINE RESOURCES CORP (b)	186,842	168,141
12,915	OSI SYSTEMS INC (b)	333,292	358,650
633,462	QUANTUM CORP (b)	1,816,865	1,190,909
76,875	QUEST SOFTWARE INC (b)	1,336,414	1,386,825
11,819	RADVISION LTD (b)	81,506	72,096
318,990	RF MICRO DEVICES INC (b)	1,179,450	1,247,251
28,874	ROVI CORP (b)	576,815	1,094,613
33,870	SELECTICA INC (b)	195,859	186,285
16,050	SILICON GRAPHICS INTERNATIONAL (b)	114,693	113,634
31,625	SL INDS INC (b)	365,380	379,500
22,753	SMART MODULAR TECHNOLOGIES (b)	183,091	133,105
146,105	SMITH MICRO SOFTWARE INC (b)	1,384,449	1,389,459
19,206	SPECTRUM CONTROL INC (b)	136,183	268,500
62,454	SYNNEX CORP (b)	1,746,051	1,600,071
15,965	TAKE TWO INTERACTIVE SOFTWARE (b)	138,443	143,685
28,807	TELEDYNE TECHNOLOGIES INC (b)	1,215,936	1,111,374
76,663	TIER TECHNOLOGIES INC (b)	594,640	466,111
58,106	TNS INC (b)	1,397,760	1,013,369
15,308	TOLLGRADE COMMUNICATIONS INC (b)	97,863	96,440
114,817	UNISYS CORP (b)	3,271,184	2,122,966
19,592	WEB.COM GROUP INC (b)	78,540	70,335
68,399	WESTELL TECHNOLOGIES INC (b)	99,150	106,702
		34,559,619	33,296,389	16.26%
Materials:
17,000	APTARGROUP INC	711,338	642,940
15,000	ASHLAND INC	551,175	696,300
17,000	BEMIS COMPANY INC	490,899	459,000
14,200	BUCKEYE TECHNOLOGIES INC (b)	145,651	141,290
12,500	CAPITAL GOLD CORP (b)	39,250	50,000
50,000	CELLU TISSUE HOLDINGS INC (b)	559,675	388,500
18,000	CLEARWATER PAPER CORP (b)	410,539	985,680
10,500	DELTIC TIMBER CORP	503,271	438,900
82,750	GRAFTECH INTERNATIONAL LTD (b)	1,142,322	1,209,805
17,957	GREIF INC	853,847	997,332
13,934	HORSEHEAD HOLDING CORP (b)	151,406	105,341
4,465	INNOPHOS HOLDINGS INC	79,083	116,447
18,143	INNOSPEC INC	155,995	170,181
20,000	KAPSTONE PAPER + PACKAGING CORP (b)	145,550	222,800
13,864	NORTH AMERN PALLADIUM LTD (b)	41,752	43,117
262,959	OMNOVA SOLUTIONS INC (b)	1,818,142	2,053,710
58,480	ROCK TENN COMPANY	2,135,566	2,904,702
14,000	TEXAS INDUSTRIES INC	775,328	413,560
16,433	U S GOLD CORP (b)	66,379	82,329
9,058	UFP TECHNOLOGIES INC (b)	66,817	83,243
7,000	UNIVERSAL STAINLESS + ALLOY (b)	104,537	111,930
135,463	WHX CORP (b)	302,761	577,072
19,000	WR GRACE CO (b)	465,151	399,760
39,000	ZEP INC	555,900	680,160
		12,272,335	13,974,100	6.83%

See accompanying notes to financial statements.	54	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Cap Fund
June 30, 2010

Face amount or shares	Security	Cost	Fair value (a)	Percent of net assets
Telecommunication Services:
141,504	SYNIVERSE HOLDINGS INC (b)	$1,975,163	2,893,757
		1,975,163	2,893,757	1.41%
Utilities:
21,030	ALLETE INC	671,405	720,067
27,000	AMERICAN WATER WORKS CO INC	583,883	556,200
19,000	CLECO CORP NEW	470,134	501,790
14,000	ITC HOLDINGS CORP	638,988	740,740
151,243	NGP CAPITAL RESOURCES CO	1,706,117	1,084,412
40,000	PETROHAWK ENERGY CORP (b)	448,994	678,800
24,825	SOUTHWEST GAS CORP	610,719	732,338
32,317	UIL HOLDING CORP	917,737	808,895
3,677	UNITIL CORP	72,403	76,886
		6,120,381	5,900,128	2.88%
ETFs:
Commodities:
25,000	SPDR KBW REGIONAL BANKING ETF	610,828	577,250
		610,828	577,250	0.28%
Cash equivalents:
6,458,101	SSGA MONEY MARKET FUND, Current rate 0.01%	6,458,101	6,458,101	3.16%
	Grand Total (c)	$192,997,891	203,728,835	99.61%

Notes to Investments in Securities

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets.
(c)

At June 30, 2010, the cost for Federal income tax purposes was $193,040,041. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

	Gross unrealized appreciation	27,546,554
	Gross unrealized depreciation	(16,857,759)
	Net unrealized appreciation	10,688,795

(d)	Foreign security values are stated in U.S. dollars. As of June 30, 2010, the value of stocks or depository receipts represented 0.00% of net assets.

See accompanying notes to financial statements.	55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Small Cap Fund

June 30, 2010 (unaudited)

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Closed-End funds:
47,200	AMERICAN MUN INCOME			$554,976	674,016
186,000	BLACKROCK LONG TERM MUNICIPAL			1,910,193	2,012,520
18,200	BLACKROCK MUNICIPAL BOND TRUST			169,379	272,636
25,100	BLACKROCK MUNICIPAL INCOME TRU			237,725	358,177
186,000	BLACKROCK MUNIHOLDINGS FL INSD			2,175,942	2,574,240
59,500	BLACKROCK MUNIHOLDINGS INSD FD			749,861	799,085
78,300	BLACKROCK MUNIYIELD INSD FD			1,032,557	1,082,106
21,837	BLACKROCK MUNITIELD INSURED IN			275,930	305,500
71,200	BLACKROCK MUNIYIELD INVESTMENT			905,807	983,272
76,179	BLACKROCK MUNIYIELD MI INSD FD			1,014,103	1,073,362
81,800	BLACKROCK MUNIYIELD MICH INSD			981,525	1,064,218
54,700	BLACKROCK MUNIYIELD PA INSD			774,527	798,620
28,100	BLACKROCK MUNIYIELD QUALITY FD			333,747	352,655
12,500	DREYFUS STRATEGIC MUN BD FD			68,613	102,375
209,000	DWS MUNICIPAL INCOME TRUST			2,278,136	2,639,670
1,000	EATON VANCE CALIFORNIA MUNICIP			8,280	12,580
62,900	EATON VANCE INCS CA MU II			702,542	792,540
1,100	EATON VANCE INSD MI MUN BD FD			15,510	14,685
26,905	EATON VANCE MUN INCOME TR			286,929	331,470
10,800	FEDERATED PREMIER MUN INCOME			128,672	156,600
67,200	INVESCO MUNICIPAL PREMIUM INCO			507,600	545,664
101,381	INVESCO QUALITY MUNICIPAL INCO			1,158,163	1,285,511
114,300	INVESCO VAN KAMPEN ADVANTAGE M			1,329,113	1,383,030
84,239	INVESCO VAN KAMPEN PA VALUE			1,114,508	1,153,232
37,800	INVESCO VAN KAMPEN SELECT			398,849	458,892
83,800	INVESCO VAN KAMPEN TR IN GR NY			954,508	1,226,832
63,277	INVESCO VAN KAMPEN TRUST FOR I			894,508	909,290
54,248	MANAGED DUR INVTGR MUN FD			688,397	764,354
6,500	MFS HIGH INCOME MUNICIPAL TRUST			23,108	32,435
95,900	MORGAN STANLEY QUALITY MUNICIPAL			1,173,337	1,258,208
10,299	NEUBERGER BERMAN INTER MUN FD			126,917	146,143
31,103	NUVEEN CALIF INVT QUALITY MUN			373,215	426,111
13,700	NUVEEN CALIF MUN MKT			157,825	189,608
17,000	NUVEEN DIVID ADVANTAGE MUN FD3			185,431	245,310
41,700	NUVEEN DIVIDEND ADVANTAGE MUNI			475,800	578,796
13,500	NUVEEN INSD DIVID ADVANTAGE			181,771	196,425
4,800	NUVEEN MASS PREM INCOME MUN FD			65,734	73,632
30,600	NUVEEN MICH PREM INCOME MUN FD			404,605	402,084
44,600	NUVEEN MUN ADVANTAGE FD INC			522,316	656,512
15,500	NUVEEN N J INVT QUALITY MUN FD			211,528	212,970
48,500	NUVEEN PA INVT QUALITY MUN FD			673,352	675,605
10,100	NUVEEN PA DIVID ADVANTAGE MUN			127,549	150,288
27,100	NUVEEN PREMIER INC			367,653	368,560
238,709	NUVEEN PREM INCOME MUN FD 2			3,273,534	3,341,926
216,190	PUTNAM MUN OPPORTUITIES TR			2,450,699	2,479,699
22,000	WESTERN ASSET MGNT MUNS FD INC			240,488	287,320
48,606	WESTERN ASSET PARTNERS FD INC			620,291	685,345
12,700	WESTERN ASSET INTER MUNI FD INC			111,045	121,539
				33,416,798	36,655,648	6.81%

See accompanying notes to financial statements.	57	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
Municipal bonds:
1,825,000	ABAG FIN AUTH FOR NONPROFIT CO	2/15/2019	5.375	$1,625,171	1,814,324
750,000	ABAG FIN AUTH FOR NONPROFIT CO	9/1/2037	6.000	744,976	758,460
1,000,000	ABERDEEN S D ECONOMIC DEV REV	5/1/2029	5.625	963,468	985,650
405,000	ABILENE TEX HEALTH FACS DEV	11/15/2028	5.150	405,000	317,293
500,000	ADAMS CNTY PA INDL DEV AUTH	8/15/2021	5.875	500,031	532,110
1,500,000	AGUA CALIENTE BAND CAHUILLA	7/1/2018	6.000	1,467,318	1,471,680
1,345,000	ALABAMA HSG FIN AUTH SINGLE	10/1/2028	5.250	1,345,000	1,402,257
680,000	ALABAMA HSG FIN AUTH SINGLE	4/1/2038	4.500	506,187	646,850
200,000	ALABAMA SPL CARE FACS FING AUT	11/1/2019	5.000	208,312	200,578
870,000	ALACHUA CNTY FLA HEALTH FACS A	12/1/2011	6.000	870,000	874,489
470,000	ALASKA HSG FIN CORP HOME MTG	12/1/2033	5.450	470,000	488,565
1,000,000	ALASKA HSG FIN CORP HOME MTG	12/1/2034	5.250	997,178	1,029,430
350,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2010	5.400	350,000	349,566
250,000	ALASKA INDL DEV + EXPT AUTH CM	12/1/2011	5.450	250,000	251,890
1,500,000	ALASKA ST HSG FIN CORP	6/1/2032	5.250	1,282,384	1,518,255
2,000,000	ALASKA ST HSG FIN CORP	12/1/2034	5.250	2,007,351	2,054,600
240,000	ALBANY N Y INDL DEV AGY CIVIC (b)	5/1/2016	6.500	240,000	95,993
350,000	ALEUTIANS EAST BOROUGH ALASKA	6/1/2025	5.500	315,316	315,970
490,000	ALEXANDRIA VA REDEV + HSG AUTH	10/1/2029	6.125	516,226	496,576
1,025,000	ALISAL CALIF UN SCH DIST ( c)	8/1/2025	6.221	427,769	430,357
1,047,900	ARIZONA HEALTH FACS AUTH REV	7/1/2027	5.250	1,016,551	842,522
1,750,000	ARLINGTON TEX SPL OBLIG	8/15/2034	5.000	1,875,335	1,754,218
1,005,000	ASMS PUB EDL BLDG AUTH MOBILE	9/1/2026	4.375	977,663	1,008,126
500,000	ATLANTA GA ARPT REV	1/1/2020	5.750	505,849	506,890
750,000	ATLANTA GA WTR + WASTEWTR REV	11/1/2029	6.000	750,000	804,188
630,000	AUSTIN TEX CONVENTION ENTERPRI	1/1/2012	6.000	595,702	635,928
400,000	AVE MARIA STEWARDSHIP CMNTY DE	11/1/2012	4.800	399,784	382,204
500,000	BERKELEY CNTY S C SCH DIST INS	12/1/2024	5.250	511,739	514,295
1,000,000	BEXAR CNTY TEX HEALTH FACS DEV	7/1/2030	5.875	983,911	1,000,370
55,000	BEXAR CNTY TEX HSG FIN CORP MU	6/1/2011	5.500	54,827	53,570
500,000	BEXAR CNTY TEX HSG FIN CORP MU	1/1/2021	5.700	443,579	466,650
455,000	BEXAR CNTY TEX HSG FIN CORP MU	9/15/2021	8.750	445,000	445,387
250,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2021	6.500	267,215	239,508
805,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	4/1/2030	9.000	802,501	323,240
570,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	8.125	550,214	437,903
600,000	BEXAR CNTY TEX HSG FIN CORP MU	8/1/2030	6.100	517,765	565,566
1,005,000	BEXAR CNTY TEX HSG FIN CORP MU (b)	6/1/2031	10.500	1,005,000	301,942
890,000	BEXAR CNTY TEX HSG FIN CORP MU	12/1/2036	9.250	868,483	636,982
650,000	BI STATE DEV AGY MO ILL MET	10/1/2033	5.250	650,000	650,228
500,000	BIRMINGHAM-SOUTHERN COLLEGE AL	12/1/2019	5.350	504,616	469,990
97,618	BISMARCK STATE COLLEGE	4/1/2032	5.010	99,297	96,976
-	BLOUNT CNTY TENN HEALTH + EDL	4/1/2012	4.750	0	-
250,000	BLUE ASH OHIO TAX INCREMENT	12/1/2021	5.000	252,962	236,693
230,000	BLYTHE CALIF REDEV AGY REDEV P	5/1/2028	5.800	185,806	209,507
750,000	BOONE CNTY IND REDEV COMMN	8/1/2028	5.000	741,180	719,783
500,000	BOONE CNTY MO HOSP REV	8/1/2028	5.750	516,264	517,275
700,000	BOSTON MASS REV	10/1/2031	6.125	701,441	728,623
500,000	BOWLING GREEN OHIO STUDENT HSG	6/1/2031	5.750	491,629	488,680
965,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2032	5.375	954,526	951,094
500,000	BRAZOS CNTY TEX HEALTH FAC DEV	1/1/2033	5.500	505,142	497,445

See accompanying notes to financial statements.	58	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
218,000	BRIDGEVILLE DEL SPL OBLIG	7/1/2035	5.125	$218,000	151,475
500,000	BROOKLYN ARENA LOCAL DEV CORP	7/15/2030	6.000	494,237	515,730
890,000	BUCKEYE OHIO TOB SETTLEMENT	6/1/2024	5.125	855,362	752,878
750,000	BUNCOME CNTY N C PROJ DEV FING	8/1/2024	6.750	737,285	703,373
395,000	BUTLER CNTY PA GEN AUTH REV	10/1/2034	0.895	395,000	256,256
130,000	CALIFORNIA CMNTYS HSG FIN AGY	12/1/2011	5.000	129,924	126,503
145,000	CALIFORNIA CMNTYS HSG FIN AGY	8/1/2012	4.650	144,859	118,674
385,000	CALIFORNIA CMNTYS HSG FIN AGY	11/1/2012	4.850	381,747	315,034
-	CALIFORNIA CNTY CALIF TOB SECU	6/1/2019	4.750	0	-
135,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2021	4.500	133,507	121,246
130,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2023	5.625	124,988	130,061
500,000	CALIFORNIA CNTY CALIF TOB SECU	6/1/2036	5.000	494,972	370,220
500,000	CALIFORNIA HEALTH FACS FING	3/1/2033	5.000	503,704	480,305
500,000	CALIFORNIA HSG FIN AGY REV	8/1/2033	5.450	480,916	499,975
750,000	CALIFORNIA HSG FIN AGY REV	8/1/2038	5.500	754,665	750,878
500,000	CALIFORNIA INFRASTRUCTURE +	8/15/2029	5.750	505,472	511,835
1,000,000	CALIFORNIA INFRASTRUCTURE + EC	2/1/2030	6.000	1,013,131	1,058,090
750,000	CALIFORNIA MUN FIN AUTH ED REV	6/1/2026	5.250	744,561	703,020
500,000	CALIFORNIA MUN FIN AUTH REV	5/1/2025	6.875	498,830	532,895
750,000	CALIFORNIA MUN FIN AUTH SR LIV	5/15/2029	5.875	750,000	776,940
1,500,000	CALIFORNIA SCH FACS FING AUTH ( c)	8/1/2029	1.994	1,027,199	1,062,660
750,000	CALIFORNIA STATEWIDE CMNTYS	6/1/2017	5.400	747,829	733,478
500,000	CALIFORNIA STATEWIDE CMNTYS	10/1/2025	5.750	487,584	491,735
350,000	CALIFORNIA STATEWIDE CMNTYS DE	9/1/2029	6.000	350,000	309,302
400,000	CALIFORNIA STATEWIDE CMNTYS DE	8/15/2031	5.500	371,718	400,096
500,000	CALIFORNIA STATEWIDE CMNTYS DE	5/15/2032	5.750	493,216	507,545
200,000	CALIFORNIA STATEWIDE CMNTYS DE	4/20/2036	7.000	200,000	212,626
605,000	CALIFORNIA STATEWIDE CMNTYS DE	11/20/2036	6.150	635,551	722,176
1,000,000	CAMERON TEX ED CORP REV	8/15/2021	5.000	835,091	948,370
1,000,000	CAPITAL AREA CULTURAL ED FACS	4/1/2024	5.500	978,237	1,001,400
255,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2013	4.750	255,000	200,552
750,000	CAPITAL TR AGY FLA MULTIFAMILY	6/1/2038	5.875	763,186	324,855
1,217,640	CARLSBAD N M INDL DEV REV	4/15/2021	5.750	1,249,791	1,142,073
125,000	CARSON CITY NEV HOSP REV	9/1/2031	5.750	130,121	120,979
1,000,000	CENTER UNI SCH DIST CALIF ( c)	8/1/2031	6.074	290,341	245,740
900,000	CENTINELA VALLEY CALIF UN HIGH	8/1/2033	5.500	911,918	931,077
595,000	CHANDLER PARK ACADEMY MICH	11/1/2022	5.000	437,723	547,507
400,000	CHARTIERS VALLEY PA INDL + COM	8/15/2012	5.000	398,799	400,832
500,000	CHATHAM CNTY GA HOSP AUTH REV	1/1/2034	5.500	520,294	454,125
250,000	CHESTERFIELD CNTY VA INDL DEV	6/1/2017	5.875	255,210	257,255
275,000	CHESTERFIELD CNTY VA INDL DEV	7/1/2019	5.200	255,882	276,870
20,000	CHICAGO ILL MET HSG DEV CORP M	7/1/2022	6.850	20,559	20,037
500,000	CITIZEN POTAWATOMI NATION OKLA	9/1/2016	6.500	500,000	489,880
250,000	CLARK CNTY NEV ECONOMIC DEV RE	5/15/2033	5.375	254,232	251,205
455,000	CLARK CNTY NEV IMPT DIST	2/1/2019	5.000	456,492	382,368
1,000,000	CLARK CNTY NEV PASSANGER FAC C	7/1/2030	5.000	984,422	997,490
355,000	CLEARWATER FLA HSG AUTH REV	5/1/2024	5.350	258,639	309,276
500,000	CLEVELAND CNTY OKLA JUSTICE	3/1/2029	5.750	488,260	526,990
435,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2016	6.250	413,495	437,567
1,065,000	CLEVELAND-CUYAHOGA CNTY OHIO P	5/15/2023	5.250	943,071	808,665
750,000	CLIFTON TEX HIGHER ED FIN CORP	2/15/2018	7.750	739,371	870,855

See accompanying notes to financial statements.	59	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	CLIFTON TEX HIGHER ED FIN CORP	12/1/2025	5.700	$991,817	1,016,440
1,000,000	CLIFTON TEX HIGHER ED FIN CORP	12/1/2030	6.000	982,590	1,005,320
395,000	COLLIER CNTY FLA HSG FIN AUTH	8/15/2015	5.250	393,859	407,099
625,000	COLO HSG FIN AUTH SINGLE	11/1/2034	5.000	625,052	635,000
835,000	COLORADO EDL + CULTURAL FACS	11/15/2028	6.750	835,000	935,142
1,500,000	COLORADO EDL + CULTURAL FACS	5/1/2030	6.000	1,457,541	1,514,265
1,000,000	COLORADO EDL + CULTURAL FACS	6/1/2033	5.500	974,511	1,018,890
1,000,000	COLORADO EDL + CULTURAL FACS	7/1/2034	5.600	993,385	1,009,910
350,000	COLORADO EDL + CULTURAL FACS	12/1/2039	5.125	330,464	341,418
1,000,000	COLORADO HSG + FIN AUTH	10/1/2029	5.400	1,000,000	1,045,300
1,000,000	COLORADO HSG + FIN AUTH	11/1/2029	5.500	1,000,000	1,058,720
1,750,000	COMPARK BUSINESS CAMPUS MET	12/1/2027	5.750	1,570,006	1,495,603
260,000	CONCORDE ESTATES CMNTY DEV DIS (b)	5/1/2011	5.000	259,789	115,700
1,250,000	CONNECTICUT ST DEV AUTH POLLUT	9/1/2028	5.850	1,318,265	1,262,188
1,000,000	CONNECTICUT ST HSG FIN AUTH	11/15/2035	4.750	1,000,000	1,012,030
375,000	CONNERTON WEST CMNTY DEV DIST (b)	5/1/2016	5.125	374,510	144,225
1,105,000	CORONA-NORCO CALIF UNI SCH DIS ( c)	8/1/2039	1.728	669,936	763,588
637,000	CORTLAND ILL SPL TAX REV	3/1/2017	5.500	632,638	392,124
500,000	CRAWFORD CNTY PA INDL DEV AUTH	11/1/2031	6.000	492,311	525,840
960,000	CROW FIN AUTH MONT TRIBAL PURP	10/1/2017	5.650	922,562	961,939
1,250,000	CROWN POINT IND ECONOMIC DEV	11/15/2013	6.500	1,250,000	1,250,963
1,000,000	CULLMAN CNTY ALA HEALTH CARE A	2/1/2023	6.250	978,630	1,011,170
500,000	CUYAHOGA CNTY OHIO HSG MTG REV	3/20/2042	5.700	514,090	529,165
3,385,000	DALLAS TEX HSG FIN CORP MULTI-	10/20/2032	6.750	3,366,716	3,490,646
225,000	DALTON GA DEV AUTH REV	8/15/2026	5.250	226,837	214,126
750,000	DE KALB CNTY GA HOSP AUTH REV	9/1/2030	6.000	742,142	752,760
1,000,000	DELAWARE ST HEALTH FACS AUTH R	6/1/2030	5.000	800,452	599,500
500,000	DELAWARE ST HSG AUTH REV	7/1/2031	5.200	500,000	516,325
500,000	DELTA CNTY COLO MEM HOSP DIST	9/1/2030	5.500	488,638	488,060
193,357	DENHAM SPRINGS-LIVINGSTON HSG	11/1/2040	5.000	200,627	195,971
500,000	DENVER COLO CITY + CNTY ARPT	11/15/2031	5.000	493,523	513,150
1,500,000	DENVER COLO CITY + CNTY EXCISE	9/1/2023	6.000	1,603,406	1,724,190
500,000	DENVER COLO CONVENTION CTR	12/1/2030	5.000	512,225	443,715
205,000	DETROIT CMNTY HIGH SCH MICH	11/1/2010	5.000	205,000	205,047
500,000	DETROIT LAKES MINN HSG +	8/1/2034	5.440	500,000	499,860
750,000	DETROIT MICH	4/1/2020	5.250	753,347	652,020
500,000	DINUBA CALIF FING AUTH LEASE R	9/1/2038	5.375	494,610	395,490
1,105,000	DIRECTOR ST NEV DEPT BUSINESS (b)	11/15/2014	6.000	1,096,599	663,420
2,000,000	DISTRICT COLUMBIA REV	7/1/2025	6.000	2,020,000	2,027,480
500,000	DISTRICT COLUMBIA REV	6/1/2026	5.000	508,868	446,325
3,000,000	DUBLIN CALIF UNI SCH DIST ( c)	8/1/2034	6.378	661,175	651,750
325,000	DURBIN CROSSING CMNTY DEV DIST	11/1/2010	4.875	324,970	299,592
500,000	E-470 PUB HWY AUTH COLO REV	9/1/2024	5.500	505,794	501,740
5,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2024	4.625	5,000	5,122
500,000	EAST BATON ROUGE LA MTG FIN AU	10/1/2034	5.000	500,000	506,685
550,000	EAST CHICAGO IND REDEV COMMN	7/15/2014	5.000	550,000	558,322
565,000	EAST CHICAGO IND REDEV COMMN	1/15/2015	5.250	565,000	573,029
950,000	EAST POINT GA	2/1/2026	8.000	1,071,906	966,217
800,000	EDEN PRAIRIE MINN MULTIFAMILY	2/20/2043	6.200	872,704	849,120
2,045,000	EDEN TWP CALIF HEALTHCARE DIST	6/1/2030	6.000	2,021,462	2,035,470
200,000	EL PASO CNTY TEX HSG FIN CORP	12/1/2015	7.000	200,000	199,096

See accompanying notes to financial statements.	60	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
750,000	EL PASO DE ROBLES CALIF REDEV	7/1/2033	6.375	$741,474	770,393
825,083	EL PASO TEX HSG FIN CORP MTG R	4/1/2033	6.180	854,628	873,433
500,000	ELKHART CNTY IND HOSP AUTH REV	8/15/2020	5.250	506,685	501,645
2,000,000	EMERY CNTY UTAH POLLUTN CTL RE	11/1/2023	5.650	2,021,657	2,006,200
500,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2013	6.000	520,637	528,950
1,000,000	ERIE CNTY OHIO HOSP FACS REV	8/15/2032	5.625	1,009,923	967,390
1,000,000	ERIE CNTY PA HOSP AUTH REV	7/1/2027	7.000	1,000,000	1,012,150
500,000	ESTHERVILLE IOWA HOSP REV	7/1/2020	6.300	505,004	505,365
500,000	FAIRFAX CNTY VA REDEV + HSG AU	8/1/2039	5.600	500,000	526,865
250,000	FARGO N D HEALTH SYS REV	6/1/2027	5.375	246,702	250,115
2,886,181	FARGO N D UNIV FACS REV	11/29/2027	5.110	2,886,181	3,128,534
1,500,000	FARMINGTON N M POLLUTN CTL REV	6/1/2040	5.200	1,500,000	1,507,785
239,000	FARMS NEW KENT VA CMNTY DEV	3/1/2036	5.125	239,000	169,824
1,000,000	FESTIVAL RANCH CMNTY FACS DIST	7/15/2024	6.250	1,017,202	1,024,150
315,000	FIDDLERS CREEK CMNTY DEV DIST (b)	5/1/2013	5.750	313,978	122,850
925,000	FLAGSTAFF ARIZ INDL DEV AUTH R	7/1/2022	5.500	848,694	781,560
1,500,000	FLINT MICH HOSP BLDG AUTH REV	7/1/2020	6.000	1,455,865	1,481,175
445,000	FLORIDA HSG FIN CORP REV	7/1/2033	5.450	445,000	459,507
1,995,000	FLORIDA HSG FIN CORP REV	7/1/2034	5.300	2,018,526	2,066,002
680,000	FOREST CREEK CMNTY DEV DIST	11/1/2013	7.000	889,302	530,720
250,000	FOREST GROVE ORE REV	5/1/2030	6.000	245,708	260,378
1,000,000	FORT ML S C SCH FACS CORP	12/1/2029	5.250	992,921	1,012,450
500,000	FORT ML S C SCH FACS CORP	12/1/2030	5.250	497,039	505,950
1,000,000	FORT PIERCE FLA CAP IMPT REV	9/1/2025	5.750	985,023	1,116,440
1,000,000	FRANKLIN CNTY OHIO HEALTH CARE	7/1/2035	5.125	583,754	878,060
1,245,000	FULTON CNTY GA DEV AUTH REV	11/1/2028	5.250	1,074,111	996,735
330,000	FULTON CNTY PA INDL DEV AUTH	7/1/2011	5.375	329,788	331,825
1,000,000	FYI PROPERTIES WASH LEASE REV	6/1/2034	5.500	980,359	1,060,690
500,000	GAINESVILLE + HALL CNTY GA DEV	11/15/2029	6.375	516,856	520,890
1,000,000	GAINESVILLE + HALL CNTY GA HOS	2/15/2030	5.000	970,784	964,790
1,167,478	GALVESTON CNTY TEX MUN UTIL	9/1/2010	6.390	1,167,478	933,282
500,000	GARDEN GROVE CALIF CTFS PARTN	8/1/2023	5.700	511,762	501,500
400,000	GEISINGER AUTH PA HEALTH SYS	5/1/2037	1.001	400,000	297,500
500,000	GILA CNTY ARIZ UNI SCH DIST NO	7/1/2028	3.000	476,300	537,335
750,000	GLENDALE CALIF REDEV AGY TAX A	12/1/2024	5.500	738,931	753,990
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2022	4.550	857,472	951,890
1,000,000	GOLDEN ST TOB SECURITIZATION	6/1/2047	5.125	848,679	646,770
885,000	GRAND FORKS N D HEALTH CARE FA	12/1/2010	6.625	885,000	888,044
2,000,000	GRAND FORKS N D HEALTH CARE SY	8/15/2027	5.625	2,000,000	1,996,580
500,000	GRAND VALLEY MICH ST UNIV REV	12/1/2024	5.300	494,990	528,060
-	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2018	4.000	0	-
970,000	GRAVOIS BLUFFS TRANSN DEV DIST	5/1/2032	4.750	684,849	768,609
500,000	GREENS PARKWAY MUN UTIL DIST	9/1/2032	5.500	484,434	504,675
500,000	GUNNISON CNTY COLO	7/15/2019	6.099	509,257	512,970
1,000,000	HAMDEN CONN FAC REV	1/1/2014	6.125	985,334	993,950
750,000	HAMILTON CNTY OHIO HEALTH CARE	1/1/2037	5.000	629,299	660,090
1,000,000	HAMMOND IND LOC PUB IMPT BD BK	8/15/2025	6.500	1,026,069	1,034,320
500,000	HAMMOND IND REDEV DIST REV	1/15/2017	6.000	500,000	511,525
1,500,000	HARBOR POINT INFRASTRUCTURE	4/1/2022	7.000	1,500,000	1,579,920
1,250,000	HARRIS CNTY TEX CULTURAL ED	8/15/2021	6.750	1,250,000	1,267,700
500,000	HARRIS CNTY TEX DEPT ED PUB FA	2/15/2023	5.750	507,060	539,830

See accompanying notes to financial statements.	61	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,500,000	HARTNELL CALIF CMNTY COLLEGE D (c)	8/1/2034	3.593	$636,206	757,275
350,000	HARVEY ILL	12/1/2027	5.500	357,665	330,509
1,000,000	HAWAII ST DEPT BUDGET + FIN	11/15/2023	7.875	967,607	1,078,530
500,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2014	6.400	500,000	505,315
590,000	HAWAII ST DEPT BUDGET + FIN SP	11/15/2029	8.750	581,776	664,358
1,000,000	HAWTHORNE CALIF SCH DIST (c)	11/1/2026	6.697	341,518	336,480
2,000,000	HAWTHORNE CALIF SCH DIST CTFS (c)	12/1/2029	1.444	1,506,295	1,535,660
1,000,000	HELENDALE CALIF SCH DIST (c)	8/1/2034	2.437	557,939	588,610
1,500,000	HENDERSON NEV LOC IMPT DISTS	9/1/2010	4.500	1,500,000	1,452,960
255,000	HIGHLANDS CNTY FLA HEALTH FACS	11/15/2027	5.000	257,653	255,938
500,000	HIMALAYA WTR + SANTN DIST COLO	12/1/2035	5.000	512,939	429,385
1,260,000	HOPKINS CNTY KY HOSP REV	11/15/2011	6.625	1,254,020	1,263,767
500,000	HOPKINS CNTY TEX HOSP DIST	2/15/2023	5.500	488,409	470,040
271,000	HOUMA-TERREBONNE PUB TR FING A	12/1/2040	5.150	282,401	276,916
250,000	HOWARD CNTY MD RETIREMENT	4/1/2027	5.250	255,118	207,640
400,000	HUNTSVILLE-REDSTONE VLG ALA	1/1/2015	5.250	400,000	393,016
500,000	HURON CNTY OHIO HOSP FACS REV	12/1/2022	5.000	501,724	506,395
110,000	IDAHO HEALTH FACS AUTH HOSP	8/1/2010	6.000	110,017	109,835
85,000	IDAHO HSG + FIN ASSN	8/1/2010	5.750	85,000	84,969
245,000	IDAHO HSG + FIN ASSN	8/1/2017	6.250	245,000	234,458
250,000	IDAHO HSG + FIN ASSN	12/1/2018	5.500	247,496	241,818
250,000	IDAHO HSG + FIN ASSN	6/1/2021	5.500	250,000	251,423
250,000	IDAHO HSG + FIN ASSN	7/1/2021	5.625	249,280	249,290
750,000	IDAHO HSG + FIN ASSN	7/1/2021	9.000	750,000	880,763
735,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2026	5.650	754,075	766,046
490,000	IDAHO HSG + FIN ASSN SINGLE	7/1/2038	5.500	490,000	511,923
305,000	IDAHO HSG + FIN ASSN SINGLE	1/1/2040	5.500	305,000	316,114
730,000	ILLINOIS DEV FIN AUTH POLLUTN	3/1/2014	5.500	735,080	731,007
195,000	ILLINOIS DEV FIN AUTH POLLUTN	2/1/2024	5.700	198,676	195,047
250,000	ILLINOIS DEV FIN AUTH REV	5/15/2021	5.500	258,457	250,060
500,000	ILLINOIS EDL FACS AUTH REVS	10/1/2032	5.700	501,651	504,570
600,000	ILLINOIS FIN AUTH ED REV	9/1/2027	5.000	567,735	455,484
500,000	ILLINOIS FIN AUTH REV	5/15/2012	5.100	499,113	498,015
600,000	ILLINOIS FIN AUTH REV	5/15/2012	5.250	601,568	601,020
500,000	ILLINOIS FIN AUTH REV	11/15/2016	5.000	510,931	470,015
400,000	ILLINOIS FIN AUTH REV (b)	11/15/2016	5.400	396,789	140,000
250,000	ILLINOIS FIN AUTH REV	12/1/2021	5.000	255,074	244,883
1,250,000	ILLINOIS FIN AUTH REV	11/15/2022	5.250	1,247,657	1,254,475
350,000	ILLINOIS FIN AUTH REV	8/15/2023	6.000	363,633	358,463
375,000	ILLINOIS FIN AUTH REV	4/1/2026	5.000	381,357	345,716
750,000	ILLINOIS FIN AUTH REV	5/15/2026	5.750	728,656	693,345
610,000	ILLINOIS FIN AUTH REV	8/15/2026	6.000	624,422	533,927
1,000,000	ILLINOIS FIN AUTH REV	11/15/2026	5.250	970,197	862,410
250,000	ILLINOIS FIN AUTH REV	11/15/2026	5.750	252,229	251,368
500,000	ILLINOIS FIN AUTH REV	3/15/2027	5.000	521,832	510,820
500,000	ILLINOIS FIN AUTH REV	5/15/2029	5.250	506,436	508,025
750,000	ILLINOIS FIN AUTH REV	11/1/2029	6.375	741,296	807,878
750,000	ILLINOIS FIN AUTH REV	11/15/2035	5.000	750,000	747,338
150,000	ILLINOIS FIN AUTH REV	12/1/2036	5.000	151,550	134,430
805,000	ILLINOIS FIN AUTH REV	2/1/2037	5.250	801,381	730,175
500,000	ILLINOIS FIN AUTH REV	2/15/2038	5.875	506,038	440,415

See accompanying notes to financial statements.	62	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	ILLINOIS FIN AUTH REV	3/1/2038	6.000	$484,893	539,165
250,000	ILLINOIS FIN AUTH REV	5/15/2038	5.750	257,154	208,455
750,000	ILLINOIS FIN AUTH SPORTS FAC (b)	10/1/2027	6.125	730,530	451,440
440,000	ILLINOIS FIN AUTH SPORTS FAC (b)	12/1/2035	7.000	436,679	39,622
500,000	ILLINOIS FIN AUTH SPORTS FAC (b)	10/1/2037	6.250	484,119	294,750
630,000	ILLINOIS HEALTH FACS AUTH REV	5/15/2014	6.250	631,179	635,651
750,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2028	5.375	737,225	745,230
500,000	ILLINOIS HEALTH FACS AUTH REV	7/1/2033	6.000	515,528	513,780
2,100,000	ILLINOIS HEALTH FACS AUTH REV	8/15/2033	5.100	2,138,696	2,111,298
500,000	ILLINOIS HEALTH FACS AUTH REV	2/15/2037	5.150	501,305	500,825
500,000	INDEPENDENCE CNTY ARK POLLUTN	1/1/2021	5.000	500,000	500,195
250,000	INDEPENDENCE MO THIRTY-NINTH	9/1/2032	6.875	250,000	250,045
500,000	INDIANA BD BK REV	2/1/2029	5.500	490,280	538,585
1,000,000	INDIANA FIN AUTH HOSP REV	3/1/2030	5.125	950,246	959,830
1,750,000	INDIANA HEALTH + EDL FAC FING	3/1/2022	5.500	1,615,362	1,818,075
1,000,000	INDIANA HEALTH + EDL FAC FING	2/15/2030	5.250	737,791	947,180
500,000	INDIANA HEALTH + EDL FAC FING	2/15/2036	5.250	502,445	460,385
500,000	INDIANA HEALTH FAC FING AUTH H	2/15/2017	5.125	492,289	500,360
-	INDIANA HEALTH FAC FING AUTH H	2/15/2018	5.250	29	-
1,315,000	INDIANA HEALTH FAC FING AUTH R	8/15/2018	5.000	1,184,853	1,314,882
1,000,000	INDIANA ST FIN AUTH REV	10/1/2021	6.000	1,000,000	1,038,720
1,500,000	INDIANA ST FIN AUTH REV	7/1/2039	5.750	1,526,252	1,560,900
300,000	INTERCOMMUNITY HOSP FING AUTH	11/1/2019	5.250	309,770	295,416
961,113	INTERMEDIATE SCH DIST 287 MINN	1/1/2028	5.460	979,870	961,113
5,713,379	INTERMEDIATE SCH DIST 287 MINN	11/1/2032	5.295	5,459,500	5,745,888
400,000	IOWA FIN AUTH SR HSG REV	12/1/2014	5.000	397,943	369,156
500,000	IOWA FIN AUTH SR LIVING FAC	11/15/2027	5.500	509,393	359,320
1,000,000	IOWA STUDENT LN LIQUIDITY CORP	12/1/2027	5.500	977,000	1,013,150
475,000	JACKSONVILLE FLA ECONOMIC DEV	9/1/2017	6.000	475,000	486,894
1,000,000	JACKSONVILLE FLA HEALTH FACS A	11/1/2027	5.000	958,627	975,030
400,000	JEFFERSON CNTY ALA MULTIFAMILY	9/1/2012	5.400	396,888	400,896
1,500,000	JEFFERSON CNTY KY MTG REV	11/15/2013	6.125	1,500,000	1,502,955
155,000	JEFFERSON PARISH LA FIN AUTH	6/1/2033	5.000	163,118	160,980
1,250,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.000	1,308,231	1,297,800
250,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.700	262,113	268,913
500,000	JOHNSON CITY TENN HEALTH + EDL	7/1/2030	5.625	483,934	496,735
700,000	JOPLIN MO INDL DEV AUTH INDL R	5/15/2017	5.500	707,936	687,407
140,000	JUBAN PARC CMNTY DEV DEV DIST	10/1/2014	5.150	140,000	128,524
1,930,000	KALISPEL TRIBE INDIANS	1/1/2016	6.200	1,873,419	1,831,145
4,500,000	KANSAS CITY MO INDL DEV AUTH M	1/1/2012	5.000	4,462,964	4,456,485
1,000,000	KANSAS CITY MO INDL DEV AUTH M	11/20/2039	5.100	1,000,000	1,015,610
1,000,000	KANSAS ST DEV FIN AUTH HOSP RE	11/15/2029	5.500	976,647	1,074,950
200,000	KATY TEX DEV AUTH REV	6/1/2011	5.800	198,880	200,126
250,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2012	6.250	252,529	255,055
750,000	KENTUCKY ECONOMIC DEV FIN AUTH	10/1/2018	6.000	730,028	797,138
200,000	KENTUCKY ECONOMIC DEV FIN AUTH	12/1/2033	6.000	198,487	219,374
500,000	KENTUCKY ECONOMIC DEV FIN AUTH	11/20/2035	5.375	500,000	530,265
500,000	KENTUCKY HSG CORP HSG REV	7/1/2039	5.150	500,000	515,975
250,000	KENTWOOD MICH ECONOMIC DEV	11/15/2014	5.250	248,727	246,630
2,705,000	KERRVILLE TEX HEALTH FACS DEV	8/15/2035	5.450	2,694,390	2,486,734
750,000	KING CNTY WASH HSG AUTH REV	5/1/2028	5.200	750,000	786,645

See accompanying notes to financial statements.	63	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	KIRKWOOD MO INDL DEV AUTH	5/15/2015	6.500	$500,000	501,550
500,000	KIRKWOOD MO INDL DEV AUTH	11/15/2015	7.000	500,000	501,765
500,000	KIRKWOOD MO INDL DEV AUTH	5/15/2021	8.000	500,000	507,070
900,000	KLICKITAT CNTY WASH PUB HOSP	12/1/2020	6.000	831,517	869,562
750,000	KNOX CNTY TENN HEALTH EDL + HS	4/15/2031	6.500	636,948	798,690
455,000	LA VERNIA TEX HIGHER ED FIN CO	2/15/2018	6.000	455,000	445,181
1,500,000	LAFAYETTE LA PUB TR FING AUTH	1/1/2041	5.350	1,539,203	1,548,960
320,000	LAKE ASHTON II CMNTY DEV DIST	11/1/2010	4.875	320,044	272,669
650,000	LAKELAND FLA HOSP SYS REV	11/15/2032	5.000	660,955	621,303
250,000	LAKELAND FLA RETIREMENT CMNTY	1/1/2019	5.875	250,000	249,753
750,000	LAKESIDE 370 LEVEE DIST MO	4/1/2028	7.000	750,000	753,750
750,000	LANCASTER CALIF REDEV AGY TAX	8/1/2024	6.000	737,369	804,195
500,000	LANCASTER CNTY NEB HOSP AUTH	1/1/2023	5.125	496,544	510,370
400,000	LANGSTON OKLA ECONOMIC DEV	5/1/2026	5.250	413,031	399,972
2,000,000	LAS VEGAS NEV REDEV AGY TAX IN	6/15/2023	7.500	1,979,333	2,299,740
250,000	LEE CNTY FLA INDL DEV AUTH HEA	11/15/2029	5.000	254,792	215,913
750,000	LEE CNTY FLA INDL DEV AUTH IND	6/15/2027	5.250	753,854	648,263
400,000	LEE CNTY S C SCH FACS INC	12/1/2031	6.000	366,639	405,468
500,000	LEESBURG FLA CAP IMPT REV	10/1/2034	5.250	503,990	502,985
250,000	LEHIGH CNTY PA GEN PURP AUTH	8/15/2042	1.312	250,000	169,063
200,000	LEWISVILLE TEX COMBINATION CON	9/1/2028	5.700	131,710	189,796
500,000	LOMBARD ILL PUB FACS CORP	1/1/2015	6.375	500,000	455,880
550,000	LOMBARD ILL PUB FACS CORP	1/1/2030	5.500	578,599	378,725
1,750,000	LOMBARD ILL PUB FACS CORP	1/1/2036	5.250	1,778,921	1,754,970
250,000	LOMPOC CALIF HEALTHCARE DIST	8/1/2034	5.000	252,756	245,185
1,000,000	LOS ANGELES CALIF CMNTY COLLEG	8/1/2033	6.000	1,034,063	1,125,110
400,000	LOS ANGELES CALIF CTFS PARTN	2/1/2018	5.700	354,664	400,224
1,000,000	LOS ANGELES CALIF CTFS PARTN	2/1/2027	5.000	1,000,713	1,004,640
1,250,000	LOS ANGELES CALIF HSG AUTH	6/1/2029	5.000	1,090,383	1,178,425
500,000	LOUDOUN CNTY VA INDL DEV AUTH	8/1/2028	7.000	500,000	505,540
500,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2034	5.100	500,000	513,680
315,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2038	5.850	336,050	335,236
1,465,000	LOUISIANA HSG FIN AGY SINGLE	12/1/2038	5.700	1,536,394	1,568,927
235,000	LOUISIANA HSG FIN AGY SINGLE	6/1/2039	5.600	242,696	253,170
450,000	LOUISIANA LOC GOVT ENVIR FACS	6/20/2028	8.000	450,000	368,843
500,000	LOUISIANA PUB FACS AUTH HOSP R	7/1/2024	6.750	517,611	534,000
500,000	LOUISIANA PUB FACS AUTH REV	2/15/2036	0.992	500,000	368,750
350,000	LUCAS CNTY OHIO HEALTH CARE	8/15/2015	6.375	343,413	354,459
1,495,000	LUZERNE CNTY PA	11/1/2026	7.000	1,599,681	1,688,363
560,284	LYONS COLO REV	11/30/2016	4.750	565,037	518,375
460,000	MADISON CNTY FLA REV	7/1/2025	6.000	453,288	415,242
190,000	MADISON CNTY NY INDL DEV AGY C	2/1/2017	4.500	187,543	185,028
250,000	MAGNOLIA CREEK FLA CMNTY DEV D (b)	5/1/2014	5.600	250,000	155,018
1,000,000	MAINE EDL LN AUTH STUDENT LN R	12/1/2027	5.625	1,000,000	1,046,690
1,000,000	MALTA ILL TAX INCREMENT REV	12/30/2025	5.750	1,000,000	640,770
500,000	MANCHESTER N H HSG + REDEV	1/1/2015	6.750	504,356	494,295
500,000	MANCHESTER N H HSG + REDEV (c)	1/1/2020	5.248	298,073	243,870
557,000	MANHATTAN ILL SPL SVC AREA SPL	3/1/2022	5.750	557,000	350,442
500,000	MANSFIELD OHIO	12/1/2024	6.000	527,532	553,890
1,000,000	MANTECA CALIF FING AUTH SWR	12/1/2033	5.000	923,888	985,840
300,000	MARICOPA CNTY ARIZ ELEM SCH	7/1/2024	8.000	308,460	328,170

See accompanying notes to financial statements.	64	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	MARICOPA CNTY ARIZ UNI SCH DIS	7/1/2026	6.250	$1,018,779	1,137,530
235,000	MARION CNTY IND CONVENTION + R	6/1/2027	5.000	222,982	235,096
500,000	MARQUIS CMNTY DEV AUTH VA REV	9/1/2013	5.100	500,000	449,975
200,000	MARYLAND ST HEALTH + HIGHER	1/1/2017	5.000	200,000	188,436
450,000	MARYLAND ST HEALTH + HIGHER	7/1/2029	6.750	440,550	517,442
500,000	MASHANTUCKET WESTERN PEQUOT TR (b)	9/1/2036	5.500	509,103	236,215
1,000,000	MASSACHUSETTS DEV FIN AGY SR	6/1/2014	6.250	1,000,000	1,000,960
500,000	MASSACHUSETTS EDL FING AUTH ED	1/1/2027	5.200	500,000	510,525
2,500,000	MASSACHUSETTS EDL FING AUTH ED	1/1/2028	5.250	2,508,109	2,552,500
1,000,000	MASSACHUSETTS ST DEV FIN AGY	1/1/2030	5.500	1,037,430	1,042,830
775,000	MASSACHUSETTS ST HEALTH + EDL	1/15/2012	5.125	772,999	778,488
2,480,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2013	7.300	2,480,000	2,487,564
500,000	MASSACHUSETTS ST HEALTH + EDL	10/15/2020	5.000	499,166	533,655
750,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2024	5.375	750,916	747,443
500,000	MASSACHUSETTS ST HEALTH + EDL	10/15/2026	5.500	504,477	533,290
35,000	MASSACHUSETTS ST HEALTH + EDL	7/1/2028	5.000	36,026	35,002
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	12/1/2033	5.350	1,000,000	1,031,850
1,000,000	MASSACHUSETTS ST HSG FIN AGY H	6/1/2040	5.050	1,000,000	1,015,030
100,000	MASSACHUSETTS ST INDL FIN AGY	9/1/2017	5.450	100,000	100,115
875,000	MASSACHUSETTS ST TPK AUTH WEST	1/1/2017	5.550	875,000	878,745
1,750,000	MC ALESTER OKLA PUB WKS AUTH U (c)	2/1/2030	5.480	603,769	584,010
200,000	MEAD VLG NEB TAX INCREMENT REV (b)	7/1/2012	5.125	200,000	118,392
500,000	MESQUITE NEV REDEV AGY TAX	6/1/2014	5.750	495,668	516,965
500,000	MESQUITE TEX HEALTH FACS DEV C	2/15/2015	5.000	502,024	509,890
500,000	MET GOVT NASHVILLE + DAVIDSON	2/15/2015	9.750	551,062	558,525
500,000	MET GOVT NASHVILLE + DAVIDSON	2/15/2015	9.750	551,062	558,525
1,070,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2020	8.000	1,070,000	546,128
855,000	MET GOVT NASHVILLE + DAVIDSON (b)	6/20/2036	10.000	855,000	430,270
1,830,000	MET GOVT NASHVILLE + DAVIDSON (b)	12/20/2040	7.500	1,830,000	1,108,852
500,000	METROPOLITAN PIER + EXPOSITION	6/15/2027	6.500	500,000	501,500
2,000,000	METROPOLITAN WASHINGTON D C AR (c)	10/1/2041	1.425	1,283,066	1,464,500
500,000	MIAMI BEACH FLA HEALTH FACS	11/15/2028	5.375	505,432	435,300
1,500,000	MIAMI-DADE CNTY FLA SPL OBLIG (c)	10/1/2026	6.250	554,217	545,625
750,000	MIAMI-DADE CNTY FLA WTR + SWR	10/1/2023	6.000	761,615	845,790
1,000,000	MICHIGAN MUN BD AUTH REV	5/1/2023	5.750	1,031,338	1,097,350
750,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2016	6.000	750,000	775,268
750,000	MICHIGAN PUB EDL FACS AUTH REV	6/1/2020	6.000	743,040	776,018
500,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2021	8.000	500,000	559,355
300,000	MICHIGAN PUB EDL FACS AUTH REV	9/1/2022	5.000	300,000	272,634
475,000	MICHIGAN PUB EDL FACS AUTH REV	10/1/2023	6.250	475,000	421,952
500,000	MICHIGAN PUB EDL FACS AUTH REV	11/1/2028	6.350	500,000	503,130
1,000,000	MICHIGAN ST HOSP FIN AUTH REV	12/1/2023	6.125	988,711	1,105,420
625,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2020	5.375	597,578	665,413
1,000,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2034	5.625	1,000,000	1,037,650
545,000	MICHIGAN ST HSG DEV AUTH RENTA	10/1/2038	5.700	545,000	571,994
1,000,000	MICHIGAN ST STRATEGIC FD LTD	9/1/2029	5.450	1,055,995	1,003,170
275,000	MICHIGAN TOB SETTLEMENT FIN	6/1/2022	5.125	258,596	239,605
500,000	MILLSBORO DEL SPL OBLG	7/1/2036	5.450	500,000	359,250
490,874	MINNESOTA ST HIGHER ED FACS	10/1/2016	4.493	494,150	491,674
225,000	MINNESOTA ST HSG FIN AGY	1/1/2020	5.000	215,942	227,500
500,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.050	500,000	508,685

See accompanying notes to financial statements.	65	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
1,000,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.100	$1,000,000	1,015,140
360,000	MISSISSIPPI HOME CORP SINGLE F	6/1/2039	6.750	381,168	398,671
500,000	MISSOURI DEV FIN BRD	6/1/2029	5.625	486,626	510,440
250,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2025	5.125	252,612	251,895
500,000	MISSOURI ST DEV FIN BRD INFRAS	11/1/2025	5.500	491,834	515,690
500,000	MISSOURI ST DEV FIN BRD INFRAS	4/1/2027	6.000	505,630	513,570
500,000	MISSOURI ST DEV FIN BRD INFRAS	10/1/2027	6.125	484,195	520,200
980,000	MISSOURI ST HEALTH + EDL FACS	2/1/2022	5.125	1,009,518	968,583
500,000	MISSOURI ST HEALTH + EDL FACS	2/1/2027	4.875	504,901	454,600
650,000	MISSOURI ST HSG DEV COMMN	7/1/2042	5.250	641,069	663,650
405,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.250	402,256	419,706
450,000	MISSOURI ST HSG DEV COMMN SING	9/1/2034	5.350	450,000	468,648
475,000	MODESTO CALIF IRR DIST CTFS PA	7/1/2022	5.300	449,783	476,473
1,000,000	MOHAVE CNTY ARIZ INDL DEV AUTH	5/1/2015	7.250	992,762	1,074,330
1,525,000	MONTANA ST BRD HSG	12/1/2039	5.500	1,525,260	1,585,405
250,000	MONTGOMERY ALA MED CLINIC BRD	3/1/2031	5.250	254,889	234,975
1,500,000	MONTGOMERY CNTY OHIO HEALTH	9/20/2032	6.550	1,457,211	1,536,360
750,000	MONTGOMERY CNTY PA HIGHER ED	6/1/2025	5.000	740,656	758,685
650,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2014	5.375	647,385	610,162
375,000	MONTGOMERY CNTY PA INDL DEV AU	2/1/2028	6.125	370,034	300,506
800,000	MOUNT CARBON MET DIST COLO REV	6/1/2043	7.000	800,000	230,080
200,000	MOUNT CARBON MET DIST COLO REV (c) (e)	6/1/2043	8.000	-	-
460,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2039	5.375	460,000	478,685
1,500,000	NEVADA HSG DIV SINGLE FAMILY	10/1/2040	5.100	1,500,000	1,521,030
1,000,000	NEW HAMPSHIRE HEALTH + ED FACS	10/1/2024	5.000	985,299	992,880
500,000	NEW HAMPSHIRE HEALTH + ED FACS	8/1/2038	6.000	490,009	531,250
570,000	NEW HAMPSHIRE HGR EDL + HLTH F	10/1/2010	5.700	570,000	571,858
750,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2034	5.375	750,000	776,640
875,000	NEW HAMPSHIRE ST HSG FIN AUTH	7/1/2038	6.625	921,298	971,758
300,000	NEW JERSEY ECONOMIC DEV AUTH	1/1/2015	5.000	297,614	297,144
415,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2015	5.750	408,795	448,416
2,500,000	NEW JERSEY HEALTH CARE FACS FI	7/1/2016	6.250	2,500,000	2,504,375
500,000	NEW JERSEY HEALTH CARE FACS FI	1/1/2025	6.000	505,376	503,140
750,000	NEW JERSEY ST EDL FACS AUTH	12/1/2023	7.125	738,802	872,438
500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2024	5.375	497,319	532,590
2,500,000	NEW JERSEY ST HIGHER ED ASSIST	6/1/2027	5.000	2,496,386	2,570,550
1,000,000	NEW JERSEY ST HSG + MTG FIN	5/1/2041	4.950	969,186	998,360
500,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2030	6.450	539,778	540,065
925,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2034	5.000	925,000	935,388
800,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2035	5.000	800,000	811,840
2,335,000	NEW JERSEY ST HSG + MTG FIN AG	10/1/2037	5.000	2,317,669	2,364,561
4,250,000	NEW JERSEY ST TRANSN TR FD (c)	12/15/2025	5.851	1,743,097	1,842,630
30,000	NEW MEXICO MTG FIN AUTH	1/1/2026	6.950	31,458	30,792
995,000	NEW MEXICO MTG FIN AUTH	9/1/2029	5.000	995,000	1,018,840
500,000	NEW MEXICO MTG FIN AUTH	9/1/2029	4.800	500,000	505,145
1,000,000	NEW MEXICO MTG FIN AUTH	9/1/2034	5.000	1,000,000	1,010,190
1,040,000	NEW MEXICO MTG FIN AUTH	3/1/2036	5.450	1,040,000	1,082,172
500,000	NEW ORLEANS LA AVIATION BRD	1/1/2025	6.000	489,567	525,105
750,000	NEW ORLEANS LA SEW SVC REV	6/1/2024	6.000	739,523	802,290
500,000	NEW RIVER CMNTY DEV DIST FLA (b)	5/1/2013	5.000	499,098	239,950
640,000	NEW YORK N Y CITY HSG DEV CORP	11/1/2024	5.100	550,284	659,834

See accompanying notes to financial statements.	66	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	NEW YORK N Y CITY INDL DEV AGY	1/1/2029	6.125	$246,583	278,403
1,000,000	NEW YORK ST DORM AUTH REV	8/15/2024	6.450	998,366	1,051,590
990,000	NEW YORK ST DORM AUTH REVS	7/1/2015	6.050	990,000	992,723
350,000	NEW YORK ST DORM AUTH REVS	7/1/2019	6.875	357,000	359,359
750,000	NEW YORK ST DORM AUTH REVS NON	7/1/2029	6.250	761,716	837,653
500,000	NEW YORK ST DORM AUTH REVS NON	8/15/2038	6.000	529,829	544,655
915,000	NEW YORK ST MED CARE FACS FIN	8/15/2023	6.300	915,000	918,578
1,820,000	NEW YORK ST MED CARE FACS FIN	2/15/2035	6.375	1,802,282	1,825,278
230,000	NEW YORK ST URBAN DEV CORP	7/1/2016	5.500	230,000	230,842
500,000	NOBLESVILLE IND REDEV AUTH	2/1/2031	5.125	495,268	518,905
325,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2021	6.250	323,718	358,134
500,000	NORCO CALIF REDEV AGY TAX ALLO	3/1/2032	5.875	492,424	499,040
1,300,000	NORTH CAROLINA MED CARE COMMN	10/1/2035	4.750	1,300,000	1,295,632
1,000,000	NORTH CENT TEX HEALTH FAC DEV	5/15/2017	5.000	1,000,000	1,001,020
1,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2034	5.350	1,000,000	1,033,800
2,000,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2039	5.450	2,000,000	2,077,160
750,000	NORTH OAKS MINN SR HSG REV	10/1/2022	5.750	740,266	761,018
350,000	NORTH RANGE MET DIST NO 1 COLO	12/15/2024	5.000	360,289	256,613
500,000	NORTH TEX TWY AUTH DALLAS NORT	1/1/2025	6.000	500,000	549,170
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2028	5.900	361,507	377,120
1,250,000	NORTH TEX TWY AUTH REV	1/1/2031	6.125	1,307,146	1,330,513
1,000,000	NORTH TEX TWY AUTH REV (c)	1/1/2042	1.154	695,965	792,560
500,000	NORTHERN CALIF GAS AUTH NO 1	7/1/2027	0.915	500,000	323,750
220,000	NORTHERN CALIF PWR AGY PUB PWR	7/1/2032	5.200	224,218	219,996
400,000	NORTHERN MARIANA ISLANDS	10/1/2022	5.000	403,133	355,708
2,000,000	NORWALK-LA MIRADA CALIF UNI SC (c)	8/1/2029	3.256	1,079,596	1,064,600
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2028	5.750	293,414	328,212
300,000	OAK ISLAND N C ENTERPRISE SYS	6/1/2029	5.875	295,763	329,787
500,000	OHIO ST AIR QUALITY DEV AUTH	5/1/2026	5.150	496,907	489,370
500,000	OHIO ST HIGHER EDL FAC REV	12/1/2024	5.500	508,374	547,535
755,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2028	6.125	755,193	826,604
415,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.450	415,000	430,492
750,000	OHIO ST HSG FIN AGY RESIDENTIA	9/1/2033	5.400	750,000	776,985
500,000	OKLAHOMA HSG FIN AGY SINGLE	3/1/2032	5.150	500,000	514,400
900,000	OKLAHOMA HSG FIN AGY SINGLE	9/1/2038	6.500	951,667	992,979
1,000,000	ORANGE CNTY FLA HEALTH FACS AU	10/1/2021	6.250	984,024	1,138,870
500,000	OREGON HEALTH SCIENCES UNIV RE	7/1/2039	5.750	485,575	526,550
550,000	OREGON ST	10/1/2031	5.125	545,992	554,818
500,000	ORLEANS PARISH LA PARISHWIDE S	9/1/2020	5.500	500,000	500,070
410,000	ORLEANS PARISH LA SCH BRD (c)	2/1/2015	5.575	314,186	310,485
1,000,000	OVERLAND PK KANS TRANSN DEV	4/1/2032	5.900	1,000,000	1,006,520
3,685,000	PACHECO CALIF UN SCH DIST CTFS (c)	2/1/2037	6.471	688,640	668,643
1,000,000	PALM BAY FLA UTIL REV (c)	10/1/2031	5.920	290,010	293,750
675,000	PALM BEACH CNTY FL HEALTH FACS	11/15/2029	5.125	683,411	629,782
420,000	PALM BEACH CNTY FLA HEALTH FAC	10/1/2011	5.500	420,210	420,928
1,000,000	PALM BEACH CNTY FLA HEALTH FAC	11/15/2022	5.375	913,096	936,750
130,000	PANTHER TRACE II FLA CMNTY DEV	11/1/2010	5.000	130,061	124,735
600,000	PARKLANDS LEE CMNTY DEV DIST (b)	5/1/2011	5.125	599,872	299,700
1,665,000	PATTERSON CALIF JT UNI SCH DIS (c)	8/1/2027	6.548	553,873	604,362
750,000	PELL CITY ALA SPL CARE FACS FI	12/1/2027	5.250	619,756	722,618
1,500,000	PENNSYLVANIA ECONOMIC DEV FING	10/15/2023	6.250	1,466,794	1,594,080

See accompanying notes to financial statements.	67	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	PENNSYLVANIA ST HIGHER EDL	3/15/2030	5.750	$432,795	500,025
500,000	PENNSYLVANIA ST HIGHER EDL	7/1/2039	0.795	500,000	299,375
1,025,000	PENNSYLVANIA ST TPK COMMN TPK (c)	12/1/2030	2.281	645,032	722,994
1,000,000	PENNSYLVANIA ST TPK COMMN TPK (c)	6/1/2033	1.774	667,182	763,670
2,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2021	5.601	1,064,469	1,132,180
500,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2022	6.149	235,708	260,200
5,000,000	PEORIA ILL PUB BLDG COMMN SCH (c)	12/1/2026	6.233	1,822,629	1,880,550
1,000,000	PHILADELPHIA PA HOSPS + HIGHER	11/15/2023	6.625	1,000,957	999,900
135,000	PHOENIX ARIZ STR + HWY USER RE	7/1/2011	6.250	135,900	135,599
115,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2012	5.000	114,889	114,934
130,000	PIMA CNTY ARIZ INDL DEV AUTH	8/1/2012	6.250	130,000	132,478
465,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2014	4.650	464,154	449,032
375,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	7.250	375,000	373,598
275,000	PIMA CNTY ARIZ INDL DEV AUTH	2/1/2015	6.625	275,000	269,310
205,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2015	5.125	204,320	203,930
330,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2016	6.000	330,000	313,899
200,000	PIMA CNTY ARIZ INDL DEV AUTH	12/15/2016	5.250	198,372	196,350
1,100,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2017	5.350	983,206	1,049,400
480,000	PIMA CNTY ARIZ INDL DEV AUTH	12/1/2018	6.375	480,000	482,602
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH	4/1/2022	5.875	1,000,000	1,003,210
250,000	PIMA CNTY ARIZ INDL DEV AUTH	6/1/2022	5.000	253,633	223,223
500,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2022	5.375	504,831	462,250
150,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2023	5.700	154,064	175,821
245,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2024	6.100	241,044	231,777
1,000,000	PIMA CNTY ARIZ INDL DEV AUTH	9/1/2029	5.750	1,000,000	1,019,110
1,290,000	PIMA CNTY ARIZ INDL DEV AUTH	7/1/2031	6.750	937,916	1,258,240
500,000	PINAL CNTY ARIZ CTFS PARTN	12/1/2023	5.250	475,008	511,640
300,000	PINAL CNTY ARIZ INDL DEV AUTH	10/1/2018	5.250	250,864	293,304
1,000,000	PITTSBURG CALIF REDEV AGY TAX	9/1/2028	6.500	976,984	1,104,450
250,000	PLAINFIELD IND CMNTY HIGH SCH	7/15/2023	5.000	247,395	260,408
500,000	PLEASANT VALLEY CALIF SCH DIST	2/1/2022	5.850	498,176	562,715
750,000	PLEASANTS CNTY W VA POLLUTN CT	5/1/2015	6.150	778,563	751,110
750,000	PORT CORPUS CHRISTI AUTH TEX	12/1/2022	5.650	750,000	754,883
1,750,000	PORT EVERGLADES AUTH FLA PORT	9/1/2016	5.000	1,751,492	1,781,115
250,000	PORTLAND ME HSG DEV CORP	8/1/2021	5.700	250,000	252,843
250,000	PROVIDENCE R I HSG AUTH HSG	9/1/2026	5.000	255,351	256,008
500,000	PROVIDENCE R I HSG AUTH HSG	9/1/2027	5.000	508,530	508,535
245,000	PROVO UTAH CHARTER SCH REV	6/15/2037	5.500	245,000	193,562
450,000	PUERTO RICO COMWLTH HWY + TRAN	7/1/2045	0.725	450,000	238,500
500,000	PUERTO RICO ELEC PWR AUTH PWR	7/1/2025	0.875	500,000	375,625
1,000,000	PUERTO RICO SALES TAX FING (c)	8/1/2033	2.500	563,522	633,790
500,000	PUERTO RICO SALES TAX FING	8/1/2057	1.161	500,000	293,125
750,000	QUAIL CREEK CMNTY FACS DIST	7/15/2016	5.150	750,000	721,223
750,000	QUINAULT INDIAN NATION WASH	12/1/2015	5.800	745,236	658,020
975,000	RAMONA CALIF UNI SCH DIST CTFS (c)	5/1/2032	0.992	785,566	799,734
1,000,000	REDONDO BEACH CALIF UNI SCH (c)	8/1/2034	1.702	664,833	710,710
500,000	RENO NEV HOSP REV	6/1/2020	5.500	507,996	536,495
400,000	RENO NEV HOSP REV	6/1/2032	5.250	411,892	379,048
750,000	RENO-SPARKS INDIAN COLONY NEV	6/1/2021	5.000	765,481	762,255
500,000	RHODE ISLAND HSG + MTG FIN COR	10/1/2038	5.625	500,000	523,765
500,000	RHODE ISLAND ST HEALTH + EDL	5/15/2030	6.250	493,242	553,005

See accompanying notes to financial statements.	68	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
250,000	RHODE ISLAND ST HEALTH + EDL B	5/15/2026	5.250	$255,317	249,995
500,000	RHODE ISLAND ST STUDENT LN AUT	12/1/2027	5.750	500,000	507,235
500,000	RICHARDSON TEX HOSP AUTH HOSP	12/1/2028	5.625	514,937	464,515
1,000,000	RICHMOND CALIF CMNTY REDEV AGY	9/1/2030	6.000	971,466	1,006,710
500,000	RICHMOND CALIF JT PWRS FING AU	7/1/2024	6.250	500,000	544,790
325,000	RICHMOND IND HOSP AUTH REV	1/1/2029	6.500	314,779	345,251
1,345,000	RIO GRANDE VY HEALTH FACS DEV	8/1/2012	6.400	1,345,000	1,348,820
1,000,000	RIVERSIDE CNTY CALIF REDEV AGY	10/1/2030	6.000	1,015,160	1,015,160
550,000	RIVERSIDE MO INDL DEV AUTH	5/1/2027	4.500	521,364	505,907
250,000	RIVERWOOD ESTATES CMNTY DEV (b)	5/1/2013	5.000	250,000	44,850
500,000	ROSS COUNTY OHIO HOSP REV	12/1/2028	5.750	502,603	518,880
2,200,000	ROWLAND CALIF UNI SCH DIST (c)	8/1/2027	6.252	775,333	793,276
1,000,000	SACRAMENTO CALIF CITY FING AUT (c)	12/1/2021	5.200	558,073	497,400
500,000	SACRAMENTO CALIF PWR AUTH COGE	7/1/2022	3.750	431,289	412,750
500,000	SACRAMENTO CNTY CALIF CTFS PAR	10/1/2027	4.750	500,309	455,915
250,000	SACRAMENTO CNTY CALIF SANTN DI	12/1/2035	0.891	250,000	172,188
350,000	SACRAMENTO CNTY CALIF WTR FING	6/1/2039	0.931	350,000	200,813
1,355,000	SADDLEBACK VY UNI SCH DIST CAL	9/1/2017	5.650	1,355,000	1,360,149
750,000	SAGINAW MICH HOSP FIN AUTH	7/1/2030	6.500	744,310	757,838
1,750,000	SAN BERNARDINO CNTY CALIF CTFS	8/1/2028	5.000	1,795,025	1,681,453
500,000	SAN DIEGO CALIF REDEV AGY	9/1/2023	5.000	449,627	502,710
1,000,000	SAN FRANCISCO CALIF CITY +	5/1/2039	6.000	1,034,577	1,102,930
500,000	SAN FRANCISCO CALIF CITY + CNT	10/1/2033	5.250	504,906	503,465
750,000	SAN GORGONIO CALIF MEM HEALTHC	8/1/2027	7.000	765,672	826,785
250,000	SAN JOAQUIN HILLS CALIF TRANSN	1/15/2030	5.250	253,690	224,685
500,000	SAN JOSE CALIF REDEV AGY TAX A	8/1/2032	5.000	450,539	461,035
1,000,000	SANTA PAULA CALIF UTIL AUTH	2/1/2030	5.000	987,670	1,005,250
1,250,000	SARASOTA CNTY FLA HEALTH FACS	1/1/2027	5.500	1,023,999	1,143,500
250,000	SARASOTA NATL CMNTY DEV DIST (b)	5/1/2039	5.300	248,206	61,200
750,000	SARTELL MINN HEALTH CARE + HSG	9/1/2029	6.625	753,730	751,688
1,000,000	SCAGO EDL FACS CORP FOR	12/1/2026	5.000	1,038,862	1,008,700
200,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2022	5.750	205,964	195,346
500,000	SEMINOLE TRIBE FLA SPL OBLIG	10/1/2024	5.500	505,352	472,565
250,000	SENECA NATION INDIANS CAP	12/1/2023	5.000	248,780	205,413
350,000	SHELBY CNTY TENN HEALTH EDL +	9/1/2011	4.900	350,000	354,347
150,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2019	5.350	134,966	15,804
625,000	SHELBY CNTY TENN HEALTH EDL + (b)	1/1/2029	5.550	556,863	63,213
1,250,000	SMYRNA TENN HSG ASSN INC MULTI	10/20/2035	6.450	1,254,329	1,293,113
550,000	SNOHOMISH CNTY WASH HSG AUTH H	4/1/2026	6.400	550,000	551,947
500,000	SOUTH BAYSIDE WASTE MGMT AUTH	9/1/2029	6.250	517,976	539,375
245,000	SOUTH CAROLINA HSG FIN + DEV A	7/1/2032	5.500	245,000	255,072
695,000	SOUTH CAROLINA JOBS ECONOMIC	11/1/2010	4.650	695,000	695,090
750,000	SOUTH CAROLINA JOBS ECONOMIC	5/1/2011	5.000	750,000	750,135
1,000,000	SOUTH CAROLINA JOBS ECONOMIC	4/1/2030	6.000	969,542	1,029,640
500,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2027	6.000	503,669	400,570
750,000	SOUTH CAROLINA JOBS ECONOMIC D	11/15/2042	5.150	750,000	721,635
650,000	SOUTH CAROLINA ST ED ASSISTANC	10/1/2029	5.100	642,120	658,561
1,000,000	SOUTH COAST CONSERVANCY DIST I	1/1/2028	5.250	994,271	1,049,350
170,000	SOUTH LAKE CNTY HOSP DIST FLA	10/1/2022	6.000	171,731	171,862
300,000	SOUTHERN MINN MUN PWR AGY PWR	1/1/2013	0.367	300,000	284,625
250,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2015	5.375	255,978	252,750

See accompanying notes to financial statements.	69	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
670,000	SOUTHWESTERN ILL DEV AUTH REV	10/1/2022	7.000	$670,000	636,674
230,000	SOUTHWESTERN ILL DEV AUTH REV	11/1/2026	5.625	228,464	168,917
1,500,000	SOUTHWESTERN ILL DEV AUTH REV	8/15/2029	5.625	1,538,230	1,451,295
750,000	SPARKS NEV REDEV AGY TAX	6/1/2020	6.400	720,224	720,210
1,000,000	SPARKS NEV REDEV AGY TAX	6/1/2020	7.250	989,573	1,014,810
1,000,000	SPARKS NEV REDEV AGY TAX	1/15/2022	5.000	976,808	989,620
490,000	SPARKS NEV TOURISM IMPT DIST	6/15/2020	6.500	474,321	482,591
255,000	ST BERNARD PARISH LA HOME MTG	3/1/2039	5.800	250,007	266,307
1,025,000	ST JOHN BAPTIST PARISH LA REV	6/1/2037	5.125	1,025,000	974,324
500,000	ST JOHNS CNTY FLA INDL DEV AUT	1/1/2016	5.000	469,040	459,035
250,000	ST JOHNS CNTY FLA INDL DEV AUT	8/1/2034	5.625	241,203	230,955
400,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2014	5.750	406,207	403,488
460,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2026	6.000	333,755	431,337
500,000	ST JOSEPH CNTY IND ECONOMIC DE	5/15/2038	6.000	367,366	453,710
500,000	ST JOSEPH CNTY IND HOSP AUTH (b)	2/15/2028	5.250	508,169	277,350
1,000,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2019	5.100	988,990	956,530
500,000	ST JOSEPH MO INDL DEV AUTH TAX	11/1/2023	5.375	496,439	464,610
385,000	ST LOUIS MO INDL DEV AUTH TAX	5/1/2026	5.125	382,883	311,769
188,414	ST TAMMANY PARISH LA FIN AUTH	12/1/2039	5.250	192,540	196,275
160,000	STERLING HILL CMNTY DEV DIST	11/1/2010	5.500	159,948	139,104
500,000	STONEYBROOK SOUTH CMNTY DEV (b)	11/1/2015	5.450	498,703	214,800
500,000	SULLIVAN CNTY TENN HEALTH EDL	9/1/2036	5.250	516,035	460,015
345,000	SUMMIT ACADEMY NORTH MICH PUB	11/1/2011	4.750	345,039	341,205
250,000	TARRANT CNTY TEX CULTURAL ED	2/15/2013	5.000	249,815	243,640
500,000	TARRANT CNTY TEX CULTURAL ED	2/15/2014	6.500	500,000	501,510
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.500	1,000,000	995,410
250,000	TARRANT CNTY TEX CULTURAL ED	11/15/2014	6.250	250,000	250,610
1,000,000	TARRANT CNTY TEX CULTURAL ED	2/15/2016	7.250	1,000,000	1,004,030
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2016	5.250	486,786	497,565
500,000	TARRANT CNTY TEX CULTURAL ED	11/15/2019	5.750	495,531	512,485
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2019	7.750	750,000	750,885
950,000	TARRANT CNTY TEX CULTURAL ED	9/1/2023	5.000	938,259	985,521
1,000,000	TARRANT CNTY TEX CULTURAL ED	11/15/2026	6.000	1,034,746	1,013,640
1,000,000	TARRANT CNTY TEX CULTURAL ED	5/15/2027	5.125	710,792	894,200
750,000	TARRANT CNTY TEX CULTURAL ED	11/15/2036	6.000	772,274	720,248
195,000	TENNESSEE HSG DEV AGY	7/1/2031	4.500	195,000	195,020
1,000,000	TENNESSEE HSG DEV AGY	7/1/2038	5.450	1,000,000	1,037,390
210,000	TENNESSEE HSG DEV AGY MTG FIN	7/1/2023	5.200	211,508	214,706
795,000	TERREBONNE PARISH LA	3/1/2024	5.875	801,636	910,458
250,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	1.810	250,000	178,438
185,000	TEXAS MUN GAS ACQUISITION + SU	12/15/2026	6.250	177,652	193,345
2,000,000	TEXAS PRIVATE ACTIVITY SURFACE	6/30/2033	7.500	2,063,729	2,093,740
1,000,000	TEXAS ST DEPT HSG + CMNTY AFFA	7/1/2039	5.450	1,000,000	1,038,580
400,000	TEXAS ST PUB FIN AUTH CHARTER	9/1/2018	5.500	400,000	384,452
500,000	TEXAS ST PUB FIN AUTH CHARTER	2/15/2030	6.000	500,000	504,320
1,000,000	TEXAS ST PUB FIN AUTH CHARTER	8/15/2030	5.000	875,503	896,890
800,000	TEXAS ST STUDENT HSG AUTH (b)	1/1/2033	11.000	800,000	8
425,000	TODD CREEK FARMS MET DIST NO 1	12/1/2009	4.750	425,000	211,693
750,000	TOLOMATO CMNTY DEV DIST FLA	5/1/2017	6.375	750,000	695,213
2,000,000	TORRANCE CALIF UNI SCH DIST (c)	8/1/2023	6.197	899,844	993,080
910,000	TRAVIS CNTY TEX HEALTH FACS	11/15/2035	4.750	910,000	905,941
1,000,000	TRAVIS CNTY TEX HEALTH FACS DE	11/1/2016	6.250	1,000,000	1,000,930

See accompanying notes to financial statements.	70	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
840,000	TRAVIS CNTY TEX HSG FIN CORP M (b)	6/1/2035	9.250	$840,000	159,592
1,000,000	TULSA OKLA TULSA INDL AUTH REV	10/1/2027	6.000	1,028,513	1,096,550
1,250,000	TUSTIN CALIF UNI SCH DIST (c)	8/1/2028	3.085	718,565	744,363
350,000	TYLER TEX HEALTH FACS DEV CORP	11/1/2037	5.375	347,644	325,626
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2013	5.100	497,796	498,325
500,000	ULSTER CNTY N Y INDL DEV AGY	9/15/2016	5.250	494,771	466,860
350,000	UNIVERSITY CALIF REVS	5/15/2031	5.750	361,820	396,620
240,000	UNIVERSITY CITY MO INDL DEV AU	12/20/2030	6.000	250,517	239,971
671,000	UTAH ASSOCIATED MUNI POWER SYS (e)	5/1/2022	4.750	671,000	583,569
500,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2032	4.950	500,000	502,260
500,000	UTAH HSG CORP SINGLE FAMILY MT	1/1/2040	5.550	500,000	516,785
600,000	UTAH ST CHARTER SCH FIN AUTH	7/15/2018	6.375	600,000	599,418
1,000,000	VERANO CTR CMNTY DEV DIST FLA	11/1/2012	5.000	1,000,000	740,850
1,500,000	VERMONT EDL + HEALTH BLDGS FIN	12/1/2027	6.125	1,502,553	1,508,490
215,000	VERRADO CMNTY FACS DIST NO 1	7/15/2013	6.000	215,000	221,848
300,000	VIGO CNTY IND HOSP AUTH REV	9/1/2027	5.500	297,022	289,638
1,500,000	VIRGINIA ST HSG AUTH DEV AUTH	12/1/2039	5.000	1,500,000	1,524,765
750,000	VIRGINIA ST HSG DEV AUTH	7/1/2025	6.000	750,000	810,773
425,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2031	5.350	426,627	428,710
2,000,000	VIRGINIA ST HSG DEV AUTH COMWL	7/1/2036	5.375	2,090,520	2,014,620
500,000	WASHINGTON CNTY VA INDL DEV AU	7/1/2019	7.250	493,452	575,550
500,000	WASHINGTON ST HEALTH CARE FACS	3/1/2024	6.500	478,193	540,505
500,000	WASHINGTON ST HEALTH CARE FACS	8/1/2028	6.250	515,958	553,030
1,000,000	WASHINGTON ST HEALTH CARE FACS	3/1/2029	7.125	974,782	1,105,670
650,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2013	5.100	650,000	638,183
1,150,000	WASHINGTON ST HSG FIN COMMN NO	1/1/2017	5.250	1,146,804	1,010,367
435,000	WATERS EDGE CMNTY DEV DIST FLA (b)	11/1/2012	5.000	435,038	257,172
500,000	WATERSET NORTH CMNTY DEV DIST (b)	11/1/2015	6.550	498,867	314,930
1,000,000	WEST CAMPUS HSG LLC ARIZ STUDE	7/1/2025	5.000	875,014	945,460
500,000	WEST ORANGE HEALTHCARE DIST FL	2/1/2031	5.800	502,732	502,220
240,000	WEST VLGS IMPT DIST FLA REV (b)	5/1/2037	5.500	240,000	111,060
530,000	WESTERN GENERATION AGY ORE	1/1/2021	5.000	533,637	491,443
200,000	WESTPARK CMNTY FACS DIST AZ	7/15/2016	4.900	200,000	190,382
500,000	WHITEHOUSE TEX INDPT SCH DIST (c)	2/15/2025	4.650	255,335	256,930
255,000	WILL CNTY ILL SPL ED JT	1/1/2021	5.500	264,123	267,309
750,000	WINNEBAGO + STEPHENSON CNTYS I (c)	1/1/2019	5.250	482,206	496,935
1,000,000	WISCONSIN HEALTH + EDL FACS	12/1/2034	5.000	1,000,000	1,021,230
1,000,000	WISCONSIN ST GEN REV	5/1/2027	6.000	1,024,033	1,140,380
1,000,000	WISCONSIN ST HEALTH + EDL FA	11/15/2025	5.750	990,376	1,001,070
1,000,000	WISCONSIN ST HEALTH + EDL FACS	9/15/2014	5.400	1,000,000	998,870
450,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2017	6.000	460,306	457,340
250,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2017	5.250	249,456	250,200
525,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2018	6.250	507,629	529,142
350,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2021	6.000	358,549	353,077
1,000,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2022	5.750	902,918	999,990
400,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2023	5.600	401,373	402,428
205,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2023	6.000	217,553	212,743
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2024	6.500	350,095	500,055
500,000	WISCONSIN ST HEALTH + EDL FACS	1/15/2025	5.650	506,197	509,620
500,000	WISCONSIN ST HEALTH + EDL FACS	7/1/2026	5.000	505,015	473,110
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2026	5.875	476,604	499,995

See accompanying notes to financial statements.	71	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund
June 30, 2010

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair Value (a)	Percent of net assets
500,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2028	5.700	$518,700	487,925
1,000,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2029	5.600	992,582	993,070
1,000,000	WISCONSIN ST HEALTH + EDL FACS	5/15/2029	5.125	855,015	911,350
750,000	WISCONSIN ST HEALTH + EDL FACS	6/1/2030	6.000	750,000	761,715
500,000	WISCONSIN ST HEALTH + EDL FACS	2/15/2032	5.250	488,593	483,045
250,000	WISCONSIN ST HEALTH + EDL FACS	11/15/2032	6.000	267,978	257,128
750,000	WISCONSIN ST HEALTH + EDL FACS	4/15/2033	6.400	764,676	765,810
500,000	WISCONSIN ST HEALTH + EDL FACS	8/15/2034	6.750	507,256	502,620
825,000	WOODHILL PUB FAC CORP TEX	12/1/2015	7.250	817,694	831,922
1,500,000	WYANDOTTE CNTY/KANS CITY KANS (c)	6/1/2021	6.058	781,002	801,060
750,000	WYOMING CMNTY DEV AUTH HSG REV	12/1/2023	5.250	759,636	789,345
250,000	WYOMING MUN PWR AGY PWR SUPPLY	1/1/2028	5.500	254,594	268,733
355,000	ZEPHYR RIDGE CMNTY DEV DIST (b)	5/1/2013	5.250	355,409	141,400
				495,081,160	487,980,385	90.63%
Cash Equivalents:
8,648,054	SSGA TAX-EXEMPT MONEY MARKET FUND, Current rate 0.00%			$8,648,054	8,648,054
				8,648,054	8,648,054	1.61%

	Grand total (d)			$537,146,013	533,284,087	99.06%

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the December 31, 2009 financial statements.
(b)	Currently non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(d)

At June 30, 2010, the cost for Federal income tax purposes was $537,146,013. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

Gross unrealized appreciation	$19,177,591
Gross unrealized depreciation	(23,039,517)
Net unrealized depreciation	$(3,861,926)

(e)	This security is being fair-valued according to procedures adopted by the Board of Trustees.

Distribution of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent

California	10.57%
Texas	9.25
Indiana	3.48
Illinois	5.57
Florida	4.83
Missouri	3.45
Arizona	3.13
Louisiana	2.40
Michigan	2.59
Pennsylvania	2.21
South Carolina	1.49
Other	51.03
100.00%

See accompanying notes to financial statements.	72	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund

June 30, 2010 (unaudited)

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
7,000	ADELAIDE BRIGHTON LTD.	$17,494	15,789
6,144	AGL ENERGY LTD.	60,957	76,016
51,722	ALUMINA LTD.	50,177	66,386
59,715	AMCOR LTD.	258,428	320,655
37,706	AMP LTD.	144,346	165,342
3,000	ANSELL LTD.	35,045	33,153
16,005	ARISTOCRAT LEISURE LTD.	56,089	49,303
16,139	ARROW ENERGY LTD.(b)	75,029	65,880
4,112	ASX LTD.	84,309	100,919
40,756	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	510,284	741,276
19,517	AXA ASIA PACIFIC HOLDINGS LTD.	47,802	89,853
1,214	BANK OF QUEENSLAND LTD.	10,871	10,698
6,281	BENDIGO AND ADELAIDE BANK LTD.	52,780	43,243
179,910	BGP HOLDINGS PLC(b)	-	-
54,757	BHP BILLITON LTD.	1,258,978	1,735,156
1,182	BILLABONG INTERNATIONAL LTD.	7,263	8,695
30,685	BLUESCOPE STEEL LTD.(b)	54,658	54,235
10,867	BORAL LTD.	30,867	44,085
7,300	BRADKEN LTD.	42,452	44,237
21,500	BRAMBLES LTD.	91,179	98,802
66,633	CFS RETAIL PROPERTY TRUST	88,659	105,995
28,298	COCA-COLA AMATIL LTD.	178,894	284,853
971	COCHLEAR LTD.	35,893	60,738
25,220	COMMONWEALTH BANK OF AUSTRALIA	661,319	1,032,458
8,520	COMPUTERSHARE LTD.	47,796	76,083
11,853	CROWN LTD.	47,994	77,515
9,576	CSL LTD.	226,091	262,584
41,838	CSR LTD.	48,720	59,158
85,105	DEXUS PROPERTY GROUP	62,970	55,154
180,435	FAIRFAX MEDIA LTD.	251,231	199,701
21,110	FORTESCUE METALS GROUP LTD.(b)	37,574	73,201
42,738	FOSTER’S GROUP LTD.	157,343	203,234
82,900	GOODMAN FIELDER LTD.	114,131	93,845
93,686	GOODMAN GROUP	48,414	50,071
35,982	GPT GROUP	55,818	85,099
34,844	GRANGE RESOURCES LTD.(b)	14,971	14,663
34,615	HARVEY NORMAN HOLDINGS LTD.	79,261	96,433
19,665	INCITEC PIVOT LTD.	31,737	45,185
50,025	INSURANCE AUSTRALIA GROUP LTD.	125,483	143,574
31,339	INTOLL GROUP	29,728	27,432
2,244	LEIGHTON HOLDINGS LTD.	29,819	54,677
3,157	LEND LEASE GROUP	10,919	19,477
6,268	MACQUARIE ATLAS ROADS GROUP(b)	2,373	5,012
5,587	MACQUARIE GROUP LTD.	112,772	174,550
58,748	METCASH LTD.	184,760	207,177
37,974	MIRVAC GROUP	50,570	42,029
35,500	MOUNT GIBSON IRON LTD.(b)	63,986	46,312
31,423	NATIONAL AUSTRALIA BANK LTD.	482,361	615,693
7,658	NEWCREST MINING LTD.	173,651	226,233
1,663	NUFARM LTD.	8,862	7,544
100,187	ONESTEEL LTD.	231,744	251,282
17,026	ORICA LTD.	237,242	361,116
12,164	ORIGIN ENERGY LTD.	118,319	152,954
68,197	OZ MINERALS LTD.(b)	31,654	55,102
9,100	PACIFIC BRANDS LTD.(b)	9,499	6,778
14,231	PALADIN ENERGY LTD.(b)	54,196	43,000
416	PERPETUAL LTD.	7,027	9,895
22,200	PRIMARY HEALTH CARE LTD.	92,581	66,518
116,632	QANTAS AIRWAYS LTD.(b)	222,335	215,960
13,190	QBE INSURANCE GROUP LTD.	168,322	202,046
8,245	RIO TINTO LTD.	321,508	462,583
12,740	SANTOS LTD.	130,070	135,106
1,300	SIMS METAL MANAGEMENT LTD.	14,504	18,721
9,824	SONIC HEALTHCARE LTD.	79,849	86,240
121,829	STOCKLAND	354,514	381,441
63,773	SUNCORP-METWAY LTD.	400,866	431,546
42,177	TABCORP HOLDINGS LTD.	210,955	224,705

See accompanying notes to the financial statements.	74

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Australia (Cont’d):
47,346	TATTS GROUP LTD.	$81,620	89,262
69,046	TELSTRA CORP. LTD.	158,437	188,867
11,689	TOLL HOLDINGS LTD.	48,972	53,913
13,099	TRANSURBAN GROUP	36,728	46,745
16,997	WESFARMERS LTD.	225,362	409,855
2,560	WESFARMERS LTD. - PPS	32,507	62,032
35,413	WESTFIELD GROUP	253,765	363,031
52,832	WESTPAC BANKING CORP.	701,839	944,019
8,400	WHITEHAVEN COAL LTD.	37,916	33,936
8,877	WOODSIDE PETROLEUM LTD.	262,926	312,602
19,482	WOOLWORTHS LTD.	346,571	443,050
2,623	WORLEYPARSONS LTD.	30,535	49,032
		11,255,471	14,310,740	5.41%
Austria:
3,566	ERSTE GROUP BANK A.G.	63,769	114,925
15,879	IMMOFINANZ A.G.(b)	51,791	41,379
7,758	OMV A.G.	298,407	234,703
3,565	RAIFFEISEN INTERNATIONAL BANK HOLDING A.G.(b)	148,328	137,278
2,668	STRABAG S.E. (BEARER)	82,131	57,943
2,648	TELEKOM AUSTRIA A.G.	37,131	29,580
915	VERBUND - OESTERREICHISCHE ELEKTRIZI-TAETSWIRTSCHAFTS A.G., CLASS A	30,953	28,146
1,003	VIENNA INSURANCE GROUP	49,973	42,045
2,303	VOESTALPINE A.G.	32,585	63,674
22,080	WIENERBERGER A.G.(b)	353,186	271,488
		1,148,254	1,021,161	0.39%
Belgium:
48,619	AGEAS	87,769	110,048
12,078	ANHEUSER-BUSCH INBEV N.V.	385,199	586,939
519	BELGACOM S.A.	15,605	16,415
329	COLRUYT S.A.	74,892	77,607
6,304	DELHAIZE GROUP	427,953	460,446
10,380	DEXIA S.A.(b)	53,154	36,670
4,744	GROUPE BRUXELLES LAMBERT S.A.	400,216	331,478
11,954	KBC GROEP N.V.(b)	323,586	465,359
400	MOBISTAR S.A.	25,537	21,343
1,320	NATIONALE A PORTEFEUILLE	65,973	56,495
155	OMEGA PHARMA S.A.	7,700	6,805
625	SOLVAY S.A., CLASS A	36,847	53,629
7,091	UCB S.A.	207,141	224,020
6,566	UMICORE	169,622	191,536
		2,281,194	2,638,790	1.00%
Brazil:
20,180	ALL AMERICA LATINA LOGISTICA S.A.	148,332	158,757
		148,332	158,757	0.06%
Canada:
6,800	ADVANTAGE OIL & GAS LTD.(b)	47,545	39,603
1,000	AGNICO-EAGLE MINES LTD.(c)	55,138	60,662
2,453	AGNICO-EAGLE MINES LTD. (NEW YORK EXCHANGE)	133,193	149,093
3,500	AGRIUM, INC.	173,732	170,959
10,032	AGRIUM, INC. (NEW YORK EXCHANGE)	415,570	490,966
980	ASTRAL MEDIA, INC.	33,388	33,094
2,600	ATCO LTD., CLASS I	79,610	116,350
10,194	BANK OF MONTREAL	312,529	553,330
18,663	BANK OF NOVA SCOTIA	509,178	858,871
17,426	BARRICK GOLD CORP.	574,317	791,315
7,403	BCE, INC.	151,150	216,686
2,740	BIOVAIL CORP.	29,140	52,718
10,600	BOMBARDIER, INC., CLASS B	57,320	48,192
11,627	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	172,468	263,003
10,300	CAE, INC.	92,812	89,302
11,740	CAE, INC. (NEW YORK EXCHANGE)	85,345	102,021
8,679	CAMECO CORP.	149,232	184,689
6,802	CANADIAN IMPERIAL BANK OF COMMERCE	284,246	423,288
8,847	CANADIAN NATIONAL RAILWAY CO.	339,073	507,641
19,788	CANADIAN NATURAL RESOURCES LTD.	435,800	657,555

See accompanying notes to the financial statements.	75	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
4,100	CANADIAN PACIFIC RAILWAY LTD.	$190,032	219,754
3,842	CANADIAN PACIFIC RAILWAY LTD. (NEW YORK EXCHANGE)	120,622	206,008
3,260	CANADIAN TIRE CORP. LTD., CLASS A	163,013	162,758
9,300	CELESTICA, INC.(b)	74,389	75,128
15,213	CENOVUS ENERGY, INC.	314,780	392,343
10,919	CGI GROUP, INC., CLASS A (NEW YORK EXCHANGE)(b)	90,695	163,021
3,000	CORUS ENTERTAINMENT, INC., CLASS B	53,288	52,922
1,100	CRESCENT POINT ENERGY CORP.	40,839	38,396
1,861	CRESCENT POINT ENERGY CORP. (OTC EXCHANGE)	38,774	64,960
3,300	ELDORADO GOLD CORP.	55,596	59,144
8,666	ELDORADO GOLD CORP. (NEW YORK EXCHANGE)	96,394	155,641
7,936	ENBRIDGE, INC. (NEW YORK EXCHANGE)	263,158	369,818
14,993	ENCANA CORP.	352,865	454,888
6,047	ENERPLUS RESOURCES FUND	113,667	130,434
500	FAIRFAX FINANCIAL HOLDINGS LTD.	177,271	183,115
225	FAIRFAX FINANCIAL HOLDINGS LTD. (OTC EXCHANGE)	56,130	83,410
2,700	FIRST QUANTUM MINERALS LTD.	167,360	135,814
4,200	GAMMON GOLD, INC.(b)	30,394	22,961
400	GEORGE WESTON LTD.	28,160	27,357
3,052	GILDAN ACTIVEWEAR, INC.(b)	33,435	87,440
14,001	GOLDCORP, INC.	447,523	613,944
7,800	IAMGOLD CORP.	72,020	137,525
8,203	IAMGOLD CORP. (NEW YORK EXCHANGE)	91,103	145,029
900	IGM FINANCIAL, INC.	38,817	31,381
6,421	IMPERIAL OIL LTD.	227,021	233,853
2,710	INMET MINING CORP.	151,525	107,297
3,879	IVANHOE MINES LTD.(b)	23,410	50,582
200	KINROSS GOLD CORP.	3,625	3,419
11,663	KINROSS GOLD CORP. (NEW YORK EXCHANGE)	193,100	199,321
3,000	MAGNA INTERNATIONAL, INC., CLASS A	152,304	197,627
3,269	MAGNA INTERNATIONAL, INC., CLASS A (NEW YORK EXCHANGE)	86,809	215,623
32,511	MANULIFE FINANCIAL CORP.	468,523	474,010
5,400	MAPLE LEAF FOODS, INC.	36,317	45,500
3,469	METHANEX CORP.	31,828	68,305
4,400	NATIONAL BANK OF CANADA	172,738	225,047
5,600	NEXEN, INC.	130,937	110,151
11,014	NEXEN, INC. (NEW YORK EXCHANGE)	198,615	216,645
11,800	NORTHGATE MINERALS CORP.(b)	39,374	35,691
3,400	NUVISTA ENERGY LTD.	41,370	32,449
1,560	OPEN TEXT CORP.(b)	48,602	58,562
2,253	PAN AMERICAN SILVER CORP.	41,183	56,956
1,990	PARAMOUNT RESOURCES LTD., CLASS A(b)	28,615	34,731
10,621	PENN WEST ENERGY TRUST	114,717	202,011
5,262	POTASH CORP. OF SASKATCHEWAN, INC.	456,856	453,795
10,641	PROVIDENT ENERGY TRUST	38,685	73,104
3,300	QUADRA FNX MINING LTD.(b)	43,274	30,347
3,200	QUEBECOR, INC., CLASS B	48,599	97,781
500	RED BACK MINING, INC.(b)	13,077	12,639
8,888	RESEARCH IN MOTION LTD.(b)	436,685	437,823
2,101	RITCHIE BROS AUCTIONEERS, INC.	37,504	38,280
10,965	ROGERS COMMUNICATIONS, INC., CLASS B	267,397	359,213
24,582	ROYAL BANK OF CANADA	793,754	1,174,774
5,500	SAPUTO, INC.	152,851	157,057
1,000	SHAW COMMUNICATIONS, INC., CLASS B	18,094	18,007
9,661	SHAW COMMUNICATIONS, INC., CLASS B (NEW YORK EXCHANGE)	153,543	174,188
5,900	SHERRITT INTERNATIONAL CORP.	35,148	31,701
800	SHOPPERS DRUG MART CORP.	31,134	24,738
1,200	SILVER WHEATON CORP.(b)	22,991	24,043
7,524	SILVER WHEATON CORP. (NEW YORK EXCHANGE)(b)	82,208	151,232
400	SNC-LAVALIN GROUP, INC.	13,802	16,010
11,589	SUN LIFE FINANCIAL, INC.	229,193	304,907
27,764	SUNCOR ENERGY, INC.	661,747	817,372
19,786	TALISMAN ENERGY, INC.	227,686	300,352
10,975	TECK RESOURCES LTD., CLASS B	52,057	324,641

See accompanying notes to the financial statements.	76	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
1,500	TELUS CORP. (NON VOTING)	$39,343	54,275
4,274	TELUS CORP. (NON VOTING) (NEW YORK EXCHANGE)	113,886	154,719
33,400	THOMPSON CREEK METALS CO., INC.(b)	404,611	289,912
4,689	TIM HORTONS, INC.	143,594	150,051
15,008	TORONTO-DOMINION BANK (THE)	557,894	974,169
5,081	TRANSALTA CORP.	79,391	93,999
12,940	TRANSCANADA CORP.	339,196	432,584
3,700	TRANSCONTINENTAL, INC., CLASS A	47,559	45,738
2,300	WEST FRASER TIMBER CO. LTD.	56,982	71,793
20,900	YAMANA GOLD, INC.	217,021	214,383
15,431	YAMANA GOLD, INC. (NEW YORK EXCHANGE)	136,678	158,939
		15,384,164	20,052,875	7.58%
China:
15,400	FOCUS MEDIA HOLDING LTD. ADR(b)	247,509	239,162
118,000	FOSUN INTERNATIONAL	87,459	83,347
6,000	KINGBOARD CHEMICAL HOLDINGS LTD.	14,300	26,044
3,400	MINDRAY MEDICAL INTERNATIONAL LTD. ADR	113,624	106,828
20,000	XINGDA INTERNATIONAL HOLDINGS LTD.	10,194	11,276
		473,086	466,657	0.18%
Cyprus:
8,127	BANK OF CYPRUS PUBLIC CO. LTD.	51,271	32,796
		51,271	32,796	0.01%
Czech Republic:
13,900	CENTRAL EUROPEAN MEDIA ENTERPRISES LTD., CLASS A(b)	356,004	276,610
		356,004	276,610	0.10%
Denmark:
10	A.P. MOLLER - MAERSK A/S, CLASS A	46,408	76,679
20	A.P. MOLLER - MAERSK A/S, CLASS B	112,871	159,105
6,010	CARLSBERG A/S, CLASS B	337,423	460,646
500	COLOPLAST A/S, CLASS B	46,109	49,782
10,700	DANSKE BANK A/S(b)	145,239	207,445
4,000	DSV A/S	31,768	58,014
200	FLSMIDTH & CO. A/S	6,013	13,018
6,400	H. LUNDBECK A/S	125,836	87,517
200	JYSKE BANK A/S (REGISTERED)(b)	4,423	5,838
8,400	NOVO-NORDISK A/S, CLASS B	408,903	681,339
500	NOVOZYMES A/S, CLASS B	39,158	53,639
325	TOPDANMARK A/S(b)	33,362	35,693
900	TRYG A/S	49,560	47,589
3,700	VESTAS WIND SYSTEMS A/S(b)	169,635	155,068
		1,556,708	2,091,372	0.79%
Finland:
1,805	ELISA OYJ(b)	21,851	31,387
7,306	FORTUM OYJ	150,746	161,528
1,396	KESKO OYJ, CLASS B	30,705	45,460
1,628	KONE OYJ, CLASS B	35,674	65,218
11,779	METSO OYJ	264,384	381,990
1,251	NESTE OIL OYJ	14,206	18,281
47,609	NOKIA OYJ	560,630	390,644
2,240	NOKIAN RENKAAT OYJ	31,307	55,194
2,272	OUTOKUMPU OYJ	32,298	34,534
13,911	POHJOLA BANK PLC	121,894	142,637
1,988	RAUTARUUKKI OYJ	39,419	29,221
6,275	SAMPO OYJ, CLASS A	93,477	133,286
559	SANOMA OYJ	6,931	9,686
19,829	STORA ENSO OYJ, CLASS R	105,318	144,880
38,934	UPM-KYMMENE OYJ	401,499	519,902
5,117	WARTSILA OYJ	226,794	234,460
		2,137,133	2,398,308	0.91%
France:
1,275	ACCOR S.A.	45,335	59,636
551	AEROPORTS DE PARIS	28,858	35,643
4,557	AIR FRANCE-KLM(b)	56,714	54,744
4,204	AIR LIQUIDE S.A.	332,322	429,053

See accompanying notes to the financial statements.	77	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
38,015	ALCATEL-LUCENT(b)	$63,037	98,644
3,194	ALSTOM S.A.	178,537	146,388
4,400	ARKEMA S.A.	124,681	154,367
3,908	ATOS ORIGIN S.A.(b)	171,162	158,515
34,710	AXA S.A.	513,938	540,959
23,047	BNP PARIBAS	1,245,776	1,261,745
3,237	BOUYGUES S.A.	115,573	126,370
735	BUREAU VERITAS S.A.	29,322	40,005
1,862	CAP GEMINI S.A.	62,328	82,641
9,700	CARREFOUR S.A.	357,241	388,347
3,436	CASINO GUICHARD PERRACHON S.A.	290,251	262,101
648	CHRISTIAN DIOR S.A.	36,000	62,647
8,119	CIE GENERALE DE GEOPHYSIQUE-VERITAS(b)	196,709	146,442
3,462	CIE GENERALE D’OPTIQUE ESSILOR INTERNATIONAL S.A.	134,447	207,356
1,684	CNP ASSURANCES	109,875	115,195
5,031	COMPAGNIE DE SAINT-GOBAIN	154,127	190,070
2,031	COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN, CLASS B	81,301	143,378
21,677	CREDIT AGRICOLE S.A.	283,871	228,893
8,581	DANONE S.A.	420,386	463,799
812	DASSAULT SYSTEMES S.A.	31,121	49,623
2,824	EDF S.A.	110,257	108,537
614	EIFFAGE S.A.	30,643	26,865
193	ERAMET	51,818	48,346
486	EURAZEO	9,917	28,131
3,941	EUTELSAT COMMUNICATIONS	93,691	132,818
115	FAIVELEY TRANSPORT	9,340	7,622
32,252	FRANCE TELECOM S.A.	744,757	563,387
20,995	GDF SUEZ	732,731	603,328
1,364	GECINA S.A.	142,556	124,079
12,624	GEMALTO N.V.	426,701	479,941
648	HERMES INTERNATIONAL	64,251	86,332
304	ILIAD S.A.	29,549	23,717
2,335	KLEPIERRE	57,367	65,002
3,031	LAFARGE S.A.	151,025	167,067
4,280	LAGARDERE S.C.A.	133,502	134,560
3,772	LEGRAND S.A.	68,920	112,777
3,537	L’OREAL S.A.	260,493	350,211
3,492	LVMH MOET HENNESSY LOUIS VUITTON S.A.	231,949	383,503
24,670	NATIXIS(b)	41,439	109,176
991	NEOPOST S.A.	83,847	72,116
400	NEXITY	7,938	11,502
2,898	PERNOD-RICARD S.A.	177,566	226,732
10,844	PEUGEOT S.A.(b)	310,495	279,332
1,531	PPR	112,344	191,991
39,182	PUBLICIS GROUPE	1,297,432	1,575,391
3,682	RENAULT S.A.(b)	98,990	138,610
4,202	SAFRAN S.A.	40,399	118,003
22,914	SANOFI-AVENTIS	1,331,959	1,387,839
3,672	SCHNEIDER ELECTRIC S.A.	285,174	375,566
1,813	SCOR S.E.	36,441	34,785
1,800	SEB S.A.	127,143	117,231
3,311	SES	62,443	69,296
11,981	SOCIETE GENERALE	625,126	502,524
39,697	SOCIETE TELEVISION FRANCAISE 1	401,392	523,052
26,605	SODEXO	1,433,261	1,488,416
3,762	SUEZ ENVIRONNEMENT CO.	55,709	62,495
2,589	TECHNIP S.A.	116,011	150,699
2,172	THALES S.A.	86,735	70,491
69,699	TOTAL S.A.	3,721,327	3,150,556
1,568	UNIBAIL-RODAMCO S.E.	224,150	258,372
5,400	VALEO S.A.(b)	137,678	148,608
1,012	VALLOUREC S.A.	112,949	176,655
5,373	VEOLIA ENVIRONNEMENT	121,010	127,169
12,029	VINCI S.A.	525,428	505,126
13,333	VIVENDI	343,586	274,154

See accompanying notes to the financial statements.	78	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
2,800	ZODIAC AEROSPACE	$145,158	136,770
		20,475,509	21,175,441	8.01%
Germany:
2,785	ADIDAS A.G.	94,549	135,799
8,135	ALLIANZ S.E. (REGISTERED)	732,172	814,228
18,920	BASF S.E.	776,866	1,043,672
10,966	BAYER A.G.	546,672	616,845
5,264	BAYERISCHE MOTOREN WERKE A.G.	165,963	257,900
828	BEIERSDORF A.G.	35,556	45,730
3,000	BILFINGER BERGER A.G.	199,197	167,450
6,246	CELESIO A.G.	195,305	137,138
8,375	COMMERZBANK A.G.(b)	30,402	59,143
916	CONTINENTAL A.G.(b)	47,943	47,919
15,532	DAIMLER A.G. (REGISTERED)(b)	498,387	796,194
10,170	DEUTSCHE BANK A.G. (REGISTERED)	467,613	580,775
3,260	DEUTSCHE BOERSE A.G.	193,092	199,642
18,461	DEUTSCHE LUFTHANSA A.G. (REGISTERED)(b)	266,332	257,128
13,453	DEUTSCHE POST A.G. (REGISTERED)	152,569	197,575
3,411	DEUTSCHE POSTBANK A.G.(b)	86,410	99,669
38,913	DEUTSCHE TELEKOM A.G. (REGISTERED)	478,882	461,712
39,299	E.ON A.G.	1,178,807	1,065,892
3,418	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	133,793	185,264
734	FRESENIUS S.E.	48,634	48,854
2,738	GEA GROUP A.G.	27,680	54,960
2,415	HANNOVER RUECKVERSICHERUNG A.G. (REGISTERED)	105,965	104,247
707	HEIDELBERGCEMENT A.G.	25,499	33,864
5,864	HENKEL A.G. & CO. KGAA	204,744	240,829
2,080	HOCHTIEF A.G.	104,954	125,115
74,257	INFINEON TECHNOLOGIES A.G.(b)	372,212	437,496
2,921	K+S A.G.	149,718	135,304
2,240	LINDE A.G.	160,885	236,965
1,438	MAN S.E.	62,202	119,486
1,310	MERCK KGAA	110,683	96,099
2,503	METRO A.G.	81,368	128,307
3,400	MTU AERO ENGINES HOLDING A.G.	184,885	190,151
3,476	MUENCHENER RUECKVERSICHERUNGS A.G. (REGISTERED)	451,147	439,299
11,398	RWE A.G.	862,103	748,746
582	SALZGITTER A.G.	34,934	34,866
12,974	SAP A.G.	477,368	581,933
13,593	SIEMENS A.G. (REGISTERED)	846,647	1,230,366
2,068	SUEDZUCKER A.G.	43,410	37,528
6,245	THYSSENKRUPP A.G.	125,145	155,406
9,068	TUI A.G.(b)	77,700	80,382
493	VOLKSWAGEN A.G.	49,099	42,176
517	WACKER CHEMIE A.G.	55,413	75,581
		10,942,905	12,547,635	4.74%
Greece:
20,054	ALPHA BANK A.E.(b)	120,804	99,072
14,947	COCA COLA HELLENIC BOTTLING CO. S.A.	266,059	322,238
12,167	EFG EUROBANK ERGASIAS S.A.(b)	60,018	54,752
6,101	NATIONAL BANK OF GREECE S.A.(b)	93,063	66,474
625	OPAP S.A.	16,374	7,803
1,490	PIRAEUS BANK S.A.(b)	9,443	6,359
11,492	PUBLIC POWER CORP. S.A.	189,989	165,543
		755,750	722,241	0.27%
Hong Kong:
30,700	BANK OF EAST ASIA LTD.	62,656	111,773
23,000	BELLE INTERNATIONAL HOLDINGS LTD.	11,860	32,964
308,600	BOC HONG KONG HOLDINGS LTD.	607,989	707,817
97,000	CATHAY PACIFIC AIRWAYS LTD.	135,947	193,084
20,000	CHEUNG KONG HOLDINGS LTD.	172,258	232,189
48,000	CHINESE ESTATES HOLDINGS LTD.	81,333	85,191
34,500	CLP HOLDINGS LTD.	236,618	250,108
42,000	DAH CHONG HONG HOLDINGS LTD.	29,216	26,160
29,462	ESPRIT HOLDINGS LTD.	196,425	160,614
70,000	FIRST PACIFIC CO. LTD.	22,580	47,645

See accompanying notes to the financial statements.	79	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Hong Kong (Cont’d):
33,000	FOXCONN INTERNATIONAL HOLDINGS LTD.(b)	$22,488	21,656
2,000	GREAT EAGLE HOLDINGS LTD.	5,282	5,127
134,500	GUOCO GROUP LTD.	1,194,849	1,312,743
27,000	HANG LUNG GROUP LTD.	99,479	146,672
30,000	HANG LUNG PROPERTIES LTD.	64,007	116,159
11,500	HANG SENG BANK LTD.	124,740	154,480
13,000	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	76,797
100,100	HONG KONG & CHINA GAS CO. LTD.	149,918	248,619
3,600	HONG KONG AIRCRAFT ENGINEERING CO. LTD.	43,253	48,636
15,000	HONG KONG EXCHANGES AND CLEARING LTD.	136,476	236,170
10,500	HONGKONG & SHANGHAI HOTELS (THE)	9,511	17,449
19,500	HONGKONG ELECTRIC HOLDINGS LTD.	108,242	116,323
22,000	HONGKONG LAND HOLDINGS LTD.	94,549	109,560
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	281
4,000	HOPEWELL HOLDINGS LTD.	10,853	11,353
38,000	HOPSON DEVELOPMENT HOLDINGS LTD.	62,068	47,288
36,000	HUTCHISON WHAMPOA LTD.	189,637	223,302
11,000	HYSAN DEVELOPMENT CO. LTD.	26,964	31,361
27,000	INDUSTRIAL & COMMERCIAL BANK OF CHINA ASIA LTD.	28,640	71,949
36,000	JOHNSON ELECTRIC HOLDINGS LTD.(b)	22,504	16,551
27,000	KERRY PROPERTIES LTD.	90,767	118,066
60,000	LI & FUNG LTD.	147,736	270,845
111,500	LINK REIT (THE)	244,780	277,792
16,500	MTR CORP.	38,268	56,471
100,800	NEW WORLD CHINA LAND LTD.	56,159	31,456
143,000	NEW WORLD DEVELOPMENT LTD.	234,526	234,699
159,182	NOBLE GROUP LTD.	232,676	194,528
29,000	NWS HOLDINGS LTD.	52,824	52,736
2,000	ORIENT OVERSEAS INTERNATIONAL LTD.(b)	12,663	14,435
52,000	PACIFIC CENTURY PREMIUM DEVELOPMENTS LTD.	13,023	9,483
16,000	ROAD KING INFRASTRUCTURE LTD.	5,711	12,185
22,000	SHANGRI-LA ASIA LTD.	29,709	40,911
24,000	SINO LAND CO. LTD.	28,396	43,273
23,000	SUN HUNG KAI PROPERTIES LTD.	222,078	317,231
19,000	SWIRE PACIFIC LTD., CLASS A	143,178	217,164
9,000	TELEVISION BROADCASTS LTD.	33,546	41,956
37,000	WHARF HOLDINGS LTD.	94,826	181,276
78,000	WHEELOCK & CO. LTD.	215,231	222,378
54,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	127,789	168,864
		6,020,001	7,365,770	2.79%
Ireland:
29,561	ACCENTURE PLC, CLASS A	1,108,546	1,142,533
39,122	COVIDIEN PLC	1,459,207	1,571,922
3,509	CRH PLC	87,097	73,547
8,371	CRH PLC (LONDON EXCHANGE)	189,905	174,940
6,400	DCC PLC	149,159	145,254
666	ELAN CORP. PLC(b)	5,141	3,046
5,458	ELAN CORP. PLC (LONDON EXCHANGE)(b)	31,760	24,695
268,622	EXPERIAN PLC	2,114,267	2,351,885
10,176	KERRY GROUP PLC, CLASS A	274,635	282,687
11,192	SHIRE PLC	130,296	229,758
2,000	SMURFIT KAPPA GROUP PLC(b)	17,837	16,220
		5,567,850	6,016,487	2.27%
Israel:
13,486	BANK HAPOALIM BM(b)	51,982	48,809
11,685	BANK LEUMI LE-ISRAEL BM(b)	51,733	41,809
25,445	BEZEQ ISRAELI TELECOMMUNICATION CORP. LTD.	59,734	55,863
64	ISRAEL (THE) CORP. LTD.(b)	50,868	39,839
10,554	ISRAEL CHEMICALS LTD.	125,342	110,600
36,665	ISRAEL DISCOUNT BANK LTD., CLASS A(b)	75,471	62,143
14,564	MAKHTESHIM-AGAN INDUSTRIES LTD.	52,915	48,702
12,767	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR	745,123	663,756
		1,213,168	1,071,521	0.41%
Italy:
41,159	A2A S.P.A.	67,304	56,622
6,654	ACEA S.P.A.(b)	70,969	66,355
19,503	ASSICURAZIONI GENERALI S.P.A.	310,560	344,142

See accompanying notes to the financial statements.	80	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy (Cont’d):
4,618	ATLANTIA S.P.A.	$77,005	82,391
12,162	AUTOGRILL S.P.A.(b)	72,812	146,640
1,791	AUTOSTRADA TORINO-MILANO S.P.A.	24,113	21,923
2,752	BANCA CARIGE S.P.A.	7,205	5,418
73,260	BANCA MONTE DEI PASCHI DI SIENA S.P.A.(b)	88,003	83,762
40,061	BANCA POPOLARE DI MILANO SCARL	201,614	166,682
16,537	BANCO POPOLARE SCARL	73,635	92,011
2,148	BULGARI S.P.A.	9,445	15,497
268	DANIELI & C. OFFICINE MECCANICHE S.P.A.	7,328	4,916
123,780	ENEL S.P.A.	560,402	528,258
38,255	ENI S.P.A.	748,863	710,585
2,842	EXOR S.P.A.	48,366	48,342
20,667	FIAT S.P.A.	233,093	215,195
30,348	FINMECCANICA S.P.A.	458,377	316,926
6,942	FONDIARIA-SAI S.P.A.	114,569	65,705
97,903	INTESA SANPAOLO S.P.A.	253,819	261,588
9,000	ITALCEMENTI S.P.A.	118,586	69,060
886	LOTTOMATICA S.P.A.	14,246	11,484
1,095	LUXOTTICA GROUP S.P.A.	14,342	26,700
8,238	MEDIASET S.P.A.	35,497	47,246
14,375	MEDIOBANCA S.P.A.(b)	131,569	108,283
52,777	MEDIOLANUM S.P.A.	205,633	208,296
20,039	PARMALAT S.P.A.	36,886	46,902
2,966	PRYSMIAN S.P.A.	29,515	42,943
3,842	SAIPEM S.P.A.	66,811	118,534
53,519	SNAM RETE GAS S.P.A.	243,142	214,497
4,703	SOCIETA INIZIATIVE AUTOSTRADALI E SERVIZI S.P.A.	46,823	39,682
158,727	TELECOM ITALIA S.P.A.	212,786	176,629
45,082	TELECOM ITALIA S.P.A. (RSP)	50,680	41,429
6,028	TENARIS S.A.	60,927	105,483
22,370	TERNA S.P.A.	71,955	80,765
263,520	UNICREDIT S.P.A.	436,477	592,605
11,384	UNIONE DI BANCHE ITALIANE SCPA	126,588	98,838
		5,329,945	5,262,334	1.99%
Japan:
2,000	77 BANK (THE) LTD.	10,160	10,837
3,940	ACOM CO. LTD.	63,512	51,476
26,500	ADERANS HOLDINGS CO. LTD.(b)	315,561	321,942
5,200	ADVANTEST CORP.	86,387	110,818
46,100	AEON CO. LTD.	344,949	492,789
4,800	AEON CREDIT SERVICE CO. LTD.	49,903	43,165
1,100	AEON MALL CO. LTD.	23,091	22,099
9,100	AISIN SEIKI CO. LTD.	200,523	248,489
50,000	AJINOMOTO CO., INC.	387,741	456,427
2,900	ALFRESA HOLDINGS CORP.	138,845	140,729
79,000	ALL NIPPON AIRWAYS CO. LTD.(b)	244,204	252,896
2,000	AMADA CO. LTD.	10,582	13,348
4,900	ASAHI BREWERIES LTD.	61,724	83,529
15,000	ASAHI GLASS CO. LTD.	80,697	143,036
13,000	ASAHI KASEI CORP.	46,220	68,673
7,600	ASTELLAS PHARMA, INC.	243,758	257,047
11,000	BANK OF KYOTO (THE) LTD.	98,298	91,331
23,000	BANK OF YOKOHAMA (THE) LTD.	96,740	106,409
1,300	BENESSE HOLDINGS, INC.	48,395	59,336
13,800	BRIDGESTONE CORP.	205,726	220,728
5,700	BROTHER INDUSTRIES LTD.	42,142	60,028
6,300	CANON MARKETING JAPAN, INC.	90,528	89,436
31,700	CANON, INC.	1,040,235	1,194,075
3,800	CASIO COMPUTER CO. LTD.	28,796	23,126
29	CENTRAL JAPAN RAILWAY CO.	162,730	240,781
15,000	CHIBA BANK (THE) LTD.	81,968	91,455
13,800	CHUBU ELECTRIC POWER CO., INC.	306,766	343,736
1,900	CHUGAI PHARMACEUTICAL CO. LTD.	30,706	34,044
3,200	CHUGOKU ELECTRIC POWER (THE) CO., INC.	69,825	66,205
78,000	CHUO MITSUI TRUST HOLDINGS, INC.	276,138	278,811
7,900	CITIZEN HOLDINGS CO. LTD.	31,581	49,060
2,000	COCA-COLA WEST CO. LTD.	30,433	33,234
63,819	CREDIT SAISON CO. LTD.	754,654	677,866

See accompanying notes to the financial statements.	81	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
25,000	DAI NIPPON PRINTING CO. LTD.	$234,314	292,125
19,000	DAIHATSU MOTOR CO. LTD.	177,768	178,386
93	DAI-ICHI LIFE INSURANCE CO. (THE) LTD.	151,539	128,974
13,100	DAIICHI SANKYO CO. LTD.	225,226	235,611
4,300	DAIKIN INDUSTRIES LTD.	117,015	133,129
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	42,344	68,277
6,000	DAIWA HOUSE INDUSTRY CO. LTD.	45,826	54,636
195,000	DAIWA SECURITIES GROUP, INC.	1,164,089	833,786
1,600	DENA CO. LTD.	49,492	42,423
4,000	DENKI KAGAKU KOGYO K.K.	7,188	18,868
8,200	DENSO CORP.	185,234	229,664
4,900	DENTSU, INC.	98,494	131,806
13,000	DOWA HOLDINGS CO. LTD.	55,385	63,527
5,400	EAST JAPAN RAILWAY CO.	295,862	362,223
2,400	EISAI CO. LTD.	71,075	80,223
8,500	ELECTRIC POWER DEVELOPMENT CO. LTD.	253,608	270,565
4,500	ELPIDA MEMORY, INC.(b)	56,436	70,806
1,800	FAMILYMART CO. LTD.	52,590	59,780
2,600	FANUC LTD.	182,941	298,222
700	FAST RETAILING CO. LTD.	76,899	107,054
36,000	FUJI HEAVY INDUSTRIES LTD.(b)	124,263	195,466
37,300	FUJIFILM HOLDINGS CORP.	1,035,482	1,091,946
22,000	FUJIKURA LTD.	122,650	97,303
58,000	FUJITSU LTD.	223,927	368,060
41,000	FUKUOKA FINANCIAL GROUP, INC.	157,137	172,526
15,000	FURUKAWA ELECTRIC CO. LTD.	48,082	66,513
5,000	GS YUASA CORP.	36,696	33,200
19,000	GUNMA BANK (THE) LTD.	98,760	101,658
12,000	HACHIJUNI BANK (THE) LTD.	67,350	68,006
3,220	HAKUHODO DY HOLDINGS, INC.	174,361	163,178
31,000	HANKYU HANSHIN HOLDINGS, INC.	136,283	137,460
500	HIROSE ELECTRIC CO. LTD.	48,402	46,208
7,000	HIROSHIMA BANK (THE) LTD.	26,154	28,189
600	HISAMITSU PHARMACEUTICAL CO., INC.	17,668	23,958
3,000	HITACHI CHEMICAL CO. LTD.	54,135	56,468
7,400	HITACHI CONSTRUCTION MACHINERY CO. LTD.	151,571	138,618
156,000	HITACHI LTD.(b)	471,789	571,739
2,600	HOKKAIDO ELECTRIC POWER CO., INC.	49,244	56,174
25,000	HOKUHOKU FINANCIAL GROUP, INC.	45,996	46,378
5,000	HOKURIKU ELECTRIC POWER CO.	118,737	110,063
38,600	HONDA MOTOR CO. LTD.	1,063,163	1,133,933
5,000	HOYA CORP.	100,495	107,801
1,600	IBIDEN CO. LTD.	37,951	43,799
300	IDEMITSU KOSAN CO. LTD.	23,804	22,804
24,000	IHI CORP.	31,334	38,822
11	INPEX CORP.	77,116	61,841
4,500	ISETAN MITSUKOSHI HOLDINGS LTD.	35,506	44,387
52,000	ISUZU MOTORS LTD.	110,941	158,816
28,000	ITOCHU CORP.	163,531	223,293
8,000	J FRONT RETAILING CO. LTD.	31,099	39,093
6	JAPAN REAL ESTATE INVESTMENT CORP.	46,693	49,206
8	JAPAN RETAIL FUND INVESTMENT CORP.	8,807	9,809
5,000	JAPAN STEEL WORKS (THE) LTD.	47,736	44,512
75	JAPAN TOBACCO, INC.	198,243	235,595
7,400	JFE HOLDINGS, INC.	181,345	232,704
4,000	JGC CORP.	53,048	61,717
7,000	JOYO BANK (THE) LTD.	32,424	27,951
5,100	JS GROUP CORP.	59,682	98,419
3,100	JSR CORP.	39,530	52,810
19,500	JTEKT CORP.	187,360	183,742
45	JUPITER TELECOMMUNICATIONS CO. LTD.	27,159	43,318
79,180	JX HOLDINGS, INC.(b)	390,898	391,404
7,000	KAJIMA CORP.	15,004	16,074
11,000	KAMIGUMI CO. LTD.	72,240	85,109
36,000	KANEKA CORP.	241,488	211,348
11,900	KANSAI ELECTRIC POWER (THE) CO., INC.	258,103	290,891
2,000	KANSAI PAINT CO. LTD.	10,449	17,307
10,000	KAO CORP.	208,279	236,754

See accompanying notes to the financial statements.	82	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	$71,135	85,912
20,000	KAWASAKI KISEN KAISHA LTD.(b)	71,674	82,802
50	KDDI CORP.	240,697	240,091
6,000	KEIHIN ELECTRIC EXPRESS RAILWAY CO. LTD.	45,614	53,278
3,000	KEIO CORP.	15,740	19,513
29,000	KEISEI ELECTRIC RAILWAY CO. LTD.	166,589	163,692
710	KEYENCE CORP.	131,805	166,007
6,000	KIKKOMAN CORP.	52,867	63,391
5,000	KINTETSU CORP.	17,255	15,327
11,000	KIRIN HOLDINGS CO. LTD.	114,467	139,609
159,000	KOBE STEEL LTD.	303,376	307,554
15,100	KOMATSU LTD.	187,238	276,365
3,900	KONAMI CORP.	61,913	61,012
23,500	KONICA MINOLTA HOLDINGS, INC.	222,009	229,407
21,000	KUBOTA CORP.	129,774	163,431
5,500	KURARAY CO. LTD.	46,234	65,449
4,300	KURITA WATER INDUSTRIES LTD.	96,931	118,974
2,000	KYOCERA CORP.	133,049	164,246
3,000	KYOWA HAKKO KIRIN CO. LTD.	23,089	28,709
4,300	KYUSHU ELECTRIC POWER CO., INC.	93,460	96,794
6,600	LAWSON, INC.	286,798	290,043
400	MABUCHI MOTOR CO. LTD.	22,433	18,461
2,000	MAKITA CORP.	45,574	54,183
44,000	MARUBENI CORP.	181,070	229,447
6,500	MARUI GROUP CO. LTD.	32,287	44,336
46,000	MAZDA MOTOR CORP.	90,783	109,271
17,100	MEDIPAL HOLDINGS CORP.	200,056	204,649
6,400	MEIJI HOLDINGS CO. LTD.	237,699	263,517
7,985	MEITEC CORP.	132,434	145,422
6,000	MINEBEA CO. LTD.	32,462	33,731
75,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	314,391	346,987
27,500	MITSUBISHI CORP.	469,441	579,838
32,000	MITSUBISHI ELECTRIC CORP.	148,393	253,382
18,000	MITSUBISHI ESTATE CO. LTD.	212,941	253,903
17,000	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	83,650
57,000	MITSUBISHI HEAVY INDUSTRIES LTD.	185,317	199,233
4,000	MITSUBISHI LOGISTICS CORP.	45,017	45,202
61,000	MITSUBISHI MATERIALS CORP.(b)	160,945	164,913
48,000	MITSUBISHI MOTORS CORP.(b)	72,153	61,355
5,000	MITSUBISHI TANABE PHARMA CORP.	54,031	76,580
388,300	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,970,074	1,778,896
1,290	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	33,945	43,995
86,000	MITSUI & CO. LTD.	1,030,046	1,025,338
74,000	MITSUI CHEMICALS, INC.	242,012	210,104
35,000	MITSUI ENGINEERING & SHIPBUILDING CO. LTD.	83,842	71,660
14,000	MITSUI FUDOSAN CO. LTD.	160,770	198,113
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	8,043
17,000	MITSUI OSK LINES LTD.	90,171	114,226
238,500	MIZUHO FINANCIAL GROUP, INC.	452,029	396,583
29,000	MIZUHO SECURITIES CO. LTD.	61,853	65,608
8,280	MS&AD INSURANCE GROUP HOLDINGS, INC.	191,651	179,735
2,500	MURATA MANUFACTURING CO. LTD.	101,583	120,894
19,300	NAMCO BANDAI HOLDINGS, INC.	200,312	170,941
143,000	NEC CORP.	400,041	376,895
3,000	NGK INSULATORS LTD.	44,485	47,339
6,000	NGK SPARK PLUG CO. LTD.	63,744	75,540
3,000	NIDEC CORP.	218,805	254,513
6,000	NIKON CORP.	75,728	105,267
1,500	NINTENDO CO. LTD.	373,394	447,095
11	NIPPON BUILDING FUND, INC.	90,970	87,598
30,000	NIPPON ELECTRIC GLASS CO. LTD.	338,923	348,853
4,000	NIPPON EXPRESS CO. LTD.	11,192	18,234
6,000	NIPPON MEAT PACKERS, INC.	72,315	74,929
3,100	NIPPON PAPER GROUP, INC.	78,898	86,368
40,000	NIPPON SHEET GLASS CO. LTD.	130,762	99,543
84,000	NIPPON STEEL CORP.	250,044	281,254
9,300	NIPPON TELEGRAPH & TELEPHONE CORP.	356,996	382,924
41,000	NIPPON YUSEN K.K.	141,616	151,656

See accompanying notes to the financial statements.	83	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
17,000	NISHI-NIPPON CITY BANK (THE) LTD.	40,901	$49,229
76,600	NISSAN MOTOR CO. LTD.(b)	467,775	542,414
2,500	NISSHIN SEIFUN GROUP, INC.	25,731	28,505
3,000	NISSHINBO HOLDINGS, INC.	23,700	29,150
600	NITORI CO. LTD.	33,819	51,921
3,200	NITTO DENKO CORP.	77,639	106,384
35,200	NKSJ HOLDINGS, INC.(b)	219,922	210,633
55,800	NOMURA HOLDINGS, INC.	330,008	308,653
8,300	NOMURA REAL ESTATE HOLDINGS, INC.	116,751	105,341
2,700	NOMURA RESEARCH INSTITUTE LTD.	43,930	57,815
6,000	NSK LTD.	24,006	42,419
29,000	NTN CORP.	116,432	120,718
15	NTT DATA CORP.	39,108	55,993
284	NTT DOCOMO, INC.	404,857	432,084
58	NTT URBAN DEVELOPMENT CORP.	54,407	46,647
12,000	OBAYASHI CORP.	48,665	48,188
8,000	ODAKYU ELECTRIC RAILWAY CO. LTD.	62,234	69,047
13,000	OJI PAPER CO. LTD.	49,994	64,262
4,000	OLYMPUS CORP.	61,766	95,923
7,300	OMRON CORP.	99,962	161,352
1,400	ONO PHARMACEUTICAL CO. LTD.	60,256	57,011
8,000	ONWARD HOLDINGS CO. LTD.	54,094	63,888
800	ORIENTAL LAND CO. LTD.	50,479	67,056
5,210	ORIX CORP.	294,705	383,071
24,000	OSAKA GAS CO. LTD.	74,241	86,874
30,500	PANASONIC CORP.	376,823	387,098
32,000	PANASONIC ELECTRIC WORKS CO. LTD.	306,380	318,900
153	RAKUTEN, INC.	84,827	110,937
8,800	RESONA HOLDINGS, INC.	111,603	108,601
23,000	RICOH CO. LTD.	281,377	296,853
1,200	RINNAI CORP.	52,047	61,965
3,300	ROHM CO. LTD.	201,922	200,455
18,800	SANKYO CO. LTD.	1,017,479	855,957
500	SANTEN PHARMACEUTICAL CO. LTD.	14,009	18,070
31,000	SANYO ELECTRIC CO. LTD.(b)	50,466	40,326
40,500	SAPPORO HOKUYO HOLDINGS, INC.	128,847	180,043
10,000	SAPPORO HOLDINGS LTD.	50,459	43,437
433	SBI HOLDINGS, INC.	45,378	54,906
3,400	SECOM CO. LTD.	133,812	152,108
16,500	SEGA SAMMY HOLDINGS, INC.	178,509	239,276
16,400	SEIKO EPSON CORP.	248,563	213,895
25,000	SEINO HOLDINGS CO. LTD.	196,920	173,635
35,000	SEKISUI CHEMICAL CO. LTD.	210,304	220,918
15,000	SEKISUI HOUSE LTD.	126,801	129,632
13,000	SEVEN & I HOLDINGS CO. LTD.	286,258	301,016
4	SEVEN BANK LTD.	9,649	7,303
20,000	SHARP CORP.	174,731	214,017
4,200	SHIKOKU ELECTRIC POWER CO., INC	116,898	120,483
4,000	SHIMADZU CORP.	25,419	30,496
1,000	SHIMAMURA CO. LTD.	61,206	90,946
1,500	SHIMANO, INC.	58,204	64,986
2,000	SHIMIZU CORP.	7,530	6,923
6,600	SHIN-ETSU CHEMICAL CO. LTD.	318,188	311,694
23,000	SHINSEI BANK LTD.(b)	30,029	19,773
4,000	SHIONOGI & CO. LTD.	67,679	83,390
4,000	SHISEIDO CO. LTD.	57,787	89,136
8,000	SHIZUOKA BANK (THE) LTD.	74,794	70,404
21,000	SHOWA DENKO K.K.	33,824	38,482
7,400	SHOWA SHELL SEKIYU K.K.	69,579	51,480
600	SMC CORP.	57,789	81,241
12,700	SOFTBANK CORP.	185,167	340,615
21,900	SOJITZ CORP.	34,134	34,682
14,200	SONY CORP.	310,061	382,772
33	SONY FINANCIAL HOLDINGS, INC.	85,415	111,165
2,700	STANLEY ELECTRIC CO. LTD.	30,745	45,293
97,000	SUMITOMO CHEMICAL CO. LTD.	443,397	380,741
17,400	SUMITOMO CORP.	156,343	176,551
8,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	75,679	104,221

See accompanying notes to the financial statements.	84	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	$39,379	71,535
42,000	SUMITOMO METAL INDUSTRIES LTD.	86,872	96,444
26,000	SUMITOMO METAL MINING CO. LTD.	368,307	329,397
21,400	SUMITOMO MITSUI FINANCIAL GROUP, INC.	677,635	614,375
7,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	81,291	120,911
34,000	SUMITOMO TRUST & BANKING (THE) CO. LTD.	156,741	175,761
1,000	SURUGA BANK LTD.	8,247	9,174
6,500	SUZUKEN CO. LTD.	180,668	218,814
5,700	SUZUKI MOTOR CORP.	102,733	113,286
10,550	T&D HOLDINGS, INC.	251,159	229,011
11,000	TAISEI CORP.	19,822	22,273
2,000	TAIYO NIPPON SANSO CORP.	11,493	16,085
10,000	TAKASHIMAYA CO. LTD.	63,872	80,766
3,400	TAKATA CORP.	83,835	69,728
11,400	TAKEDA PHARMACEUTICAL CO. LTD.	404,837	492,602
1,500	TDK CORP.	58,582	83,396
68,000	TEIJIN LTD.	164,165	204,606
2,600	TERUMO CORP.	95,419	125,877
2,000	THK CO. LTD.	29,290	42,102
19,000	TOBU RAILWAY CO. LTD.	97,844	102,948
1,000	TOHO CO. LTD.	13,412	16,707
6,800	TOHOKU ELECTRIC POWER CO., INC.	143,233	146,532
11,600	TOKIO MARINE HOLDINGS, INC.	296,326	308,619
5,000	TOKUYAMA CORP.	31,864	22,284
8,900	TOKYO BROADCASTING SYSTEM HOLDINGS, INC.	126,033	122,218
20,900	TOKYO ELECTRIC POWER (THE) CO., INC.	517,637	569,996
3,200	TOKYO ELECTRON LTD.	128,746	175,739
46,000	TOKYO GAS CO. LTD.	160,535	210,737
14,000	TOKYU CORP.	57,421	57,328
20,000	TOKYU LAND CORP.	69,576	71,037
4,000	TONENGENERAL SEKIYU K.K.	37,796	34,840
48,000	TOPPAN PRINTING CO. LTD.	383,614	384,960
17,000	TORAY INDUSTRIES, INC.	70,413	82,304
99,000	TOSHIBA CORP.(b)	358,134	498,337
6,000	TOTO LTD.	30,029	40,383
11,900	TOYO SEIKAN KAISHA LTD.	196,531	176,204
1,000	TOYO SUISAN KAISHA LTD.	23,262	24,003
9,200	TOYOTA AUTO BODY CO. LTD.	172,671	116,556
2,300	TOYOTA INDUSTRIES CORP.	51,959	59,084
52,000	TOYOTA MOTOR CORP.	1,800,029	1,811,683
19,700	TOYOTA TSUSHO CORP.	264,953	285,682
2,500	TREND MICRO, INC.	74,501	68,238
1,700	TSUMURA & CO.	50,505	52,267
8,000	UBE INDUSTRIES LTD.	13,963	19,185
700	UNICHARM CORP.	42,706	79,419
1,000	USHIO, INC.	14,106	15,633
130	USS CO. LTD.	5,696	9,367
126	WEST JAPAN RAILWAY CO.	427,214	463,214
236	YAHOO! JAPAN CORP.	62,283	95,170
2,500	YAKULT HONSHA CO. LTD.	42,793	68,577
1,270	YAMADA DENKI CO. LTD.	52,100	83,753
1,000	YAMAGUCHI FINANCIAL GROUP, INC.	8,604	9,649
5,200	YAMAHA CORP.	59,268	53,880
18,300	YAMAHA MOTOR CO. LTD.(b)	166,386	245,300
9,000	YAMATO HOLDINGS CO. LTD.	96,669	120,436
12,000	YOKOGAWA ELECTRIC CORP.	94,287	75,607
		47,294,699	51,138,645	19.34%
Kazakhstan:
6,700	KAZMUNAIGAS EXPLORATION PRODUCTION GDR	136,347	124,620
		136,347	124,620	0.05%
Luxembourg:
15,315	ARCELORMITTAL	336,733	418,660
13,600	ARCELORMITTAL ADR	536,070	363,936
		872,803	782,596	0.30%

See accompanying notes to the financial statements.	85	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Macau:
30,000	WYNN MACAU LTD.(b)	$50,423	49,546
		50,423	49,546	0.02%
Mexico:
16,500	DESARROLLADORA HOMEX S.A.B. DE C.V. ADR(b)	513,230	416,460
8,700	FOMENTO ECONOMICO MEXICANO S.A.B. DE C.V. ADR	268,488	375,405
		781,718	791,865	0.30%
Netherlands:
27,148	AEGON N.V.(b)	127,577	147,066
8,999	AKZO NOBEL N.V.	435,126	473,242
5,963	ASML HOLDING N.V.	107,018	166,727
35,743	BRIT INSURANCE HOLDINGS N.V.	439,810	483,300
1,079	CORIO N.V.	43,024	52,705
928	CSM	24,822	27,740
6,423	EUROPEAN AERONAUTIC DEFENCE & SPACE CO. N.V.(b)	81,439	132,502
1,198	FUGRO N.V. - CVA	57,119	56,049
1,747	HEINEKEN HOLDING N.V.	53,733	64,196
3,004	HEINEKEN N.V.	84,487	128,092
3,000	IMTECH N.V.	87,992	77,773
70,094	ING GROEP N.V. - CVA(b)	469,277	529,369
15,811	KONINKLIJKE AHOLD N.V.	177,973	196,534
2,539	KONINKLIJKE DSM N.V.	86,313	101,992
18,384	KONINKLIJKE PHILIPS ELECTRONICS N.V.	321,594	555,723
2,100	NUTRECO HOLDING N.V.	100,913	113,568
2,977	QIAGEN N.V.(b)	47,317	58,246
3,773	RANDSTAD HOLDING N.V.(b)	73,225	149,648
11,940	REED ELSEVIER N.V.	133,131	133,173
31,899	ROYAL DUTCH SHELL PLC, CLASS A (AMSTERDAM EXCHANGE)	874,343	809,404
57,115	ROYAL DUTCH SHELL PLC, CLASS A (LONDON EXCHANGE)	1,336,763	1,451,548
43,008	ROYAL DUTCH SHELL PLC, CLASS B (LONDON EXCHANGE)	990,131	1,048,045
48,874	ROYAL KPN N.V.	658,918	626,040
6,056	SBM OFFSHORE N.V.	85,999	87,422
2,181	SNS REAAL N.V.(b)	6,124	9,580
8,454	TNT N.V.	150,536	214,821
28,402	UNILEVER N.V. - CVA	579,364	782,840
26,642	WOLTERS KLUWER N.V.	452,417	513,933
		8,086,485	9,191,278	3.48%
New Zealand:
94,800	AIR NEW ZEALAND LTD.	65,722	69,570
7,267	CONTACT ENERGY LTD.(b)	21,310	28,360
14,246	FLETCHER BUILDING LTD.	48,134	76,700
25,416	TELECOM CORP. OF NEW ZEALAND LTD.	36,442	32,946
		171,608	207,576	0.08%
Norway:
3,325	AKER SOLUTIONS ASA	44,860	38,446
13,800	DNB NOR ASA	88,172	133,906
26,500	NORSK HYDRO ASA	110,600	121,138
12,000	ORKLA ASA	80,407	77,332
10,000	PETROLEUM GEO-SERVICES ASA(b)	93,165	84,664
20,900	RENEWABLE ENERGY CORP. ASA(b)	51,708	50,130
6,600	SEADRILL LTD.	70,381	120,681
26,448	STATOIL ASA	505,958	513,675
10,900	TELENOR ASA	62,904	138,426
5,850	TGS NOPEC GEOPHYSICAL CO. ASA	126,834	68,315
2,500	YARA INTERNATIONAL ASA	58,115	71,066
		1,293,104	1,417,779	0.54%
Papua New Guinea:
10,400	LIHIR GOLD LTD.	31,597	37,726
		31,597	37,726	0.01%
Portugal:
14,486	BANCO ESPIRITO SANTO S.A. (REGISTERED)	65,645	57,571

See accompanying notes to the financial statements.	86	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Portugal (Cont’d):
3,480	BRISA AUTO-ESTRADAS DE PORTUGAL S.A.	$21,107	21,171
8,464	CIMPOR CIMENTOS DE PORTUGAL SGPS S.A.	39,214	47,838
30,026	ENERGIAS DE PORTUGAL S.A.	109,545	89,590
2,881	GALP ENERGIA SGPS S.A., CLASS B	35,487	43,333
6,408	JERONIMO MARTINS SGPS S.A.	30,015	59,083
7,384	PORTUGAL TELECOM SGPS S.A. (REGISTERED)	57,187	73,861
1,430	ZON MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS S.A.	7,522	5,564
		365,722	398,011	0.15%
Russia:
7,500	LUKOIL OAO ADR (OTC EXCHANGE)	377,750	386,250
21,200	TMK OAO GDR (REGISTERED)(b)	333,621	318,000
		711,371	704,250	0.27%

Singapore:
25,326	ARA ASSET MANAGEMENT LTD.(d)	11,975	19,547
49,500	CAPITALAND LTD.	85,171	127,350
62,000	CAPITAMALL TRUST	54,263	81,527
36,000	CAPITAMALLS ASIA LTD.	58,996	54,285
6,000	CITY DEVELOPMENTS LTD.	21,796	47,595
51,000	COSCO CORP. SINGAPORE LTD.	48,134	54,306
98,500	DBS GROUP HOLDINGS LTD.	761,307	962,973
13,000	FORTUNE REAL ESTATE INVESTMENT TRUST	5,158	5,927
50,000	FRASER AND NEAVE LTD.	114,135	184,022
118,800	GENTING SINGAPORE PLC(b)	60,943	99,333
10,000	HONG LEONG ASIA LTD.	26,217	24,227
12,000	JARDINE CYCLE & CARRIAGE LTD.	114,279	257,273
97,200	KEPPEL CORP. LTD.	450,893	591,136
19,440	K-GREEN TRUST(b)	-	14,657
28,000	OLAM INTERNATIONAL LTD.	32,014	51,826
44,000	OVERSEA-CHINESE BANKING CORP. LTD.	141,236	278,912
80,000	SEMBCORP INDUSTRIES LTD.	179,646	233,261
22,000	SEMBCORP MARINE LTD.	32,803	60,688
53,000	SIA ENGINEERING CO. LTD.	91,417	150,748
12,000	SINGAPORE AIRLINES LTD.	70,334	125,206
55,000	SINGAPORE AIRPORT TERMINAL SERVICES LTD.	109,329	105,339
13,000	SINGAPORE EXCHANGE LTD.	40,226	68,656
25,000	SINGAPORE PRESS HOLDINGS LTD.	41,026	67,713
23,000	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	52,809	54,077
112,000	SINGAPORE TELECOMMUNICATIONS LTD.	184,276	243,323
50,000	STARHILL GLOBAL REIT	20,741	19,831
22,000	SUNTEC REAL ESTATE INVESTMENT TRUST	19,859	20,753
25,000	UNITED OVERSEAS BANK LTD.	160,579	350,534
50,000	UOL GROUP LTD.	116,101	135,783
30,000	WILMAR INTERNATIONAL LTD.	137,044	123,920
		3,242,707	4,614,728	1.74%
South Korea:
1,360	DAELIM INDUSTRIAL CO. LTD.	82,546	70,896
9,470	DAEWOO SHIPBUILDING & MARINE ENGINEERING CO. LTD.	137,178	145,309
3,900	DAISHIN SECURITIES CO. LTD.	49,482	45,320
790	DONGBU INSURANCE CO. LTD.	25,815	22,951
180	GS HOME SHOPPING, INC.	11,109	11,328
6,843	HANA FINANCIAL GROUP, INC.	170,292	183,960
4,850	HANWHA CHEM CORP.	61,676	70,450
3,120	HYUNDAI MARINE & FIRE INSURANCE CO. LTD.	53,385	62,555
790	HYUNDAI MIPO DOCKYARD	67,775	83,722
14,990	INDUSTRIAL BANK OF KOREA	184,477	177,873
440	KCC CORP.	133,255	106,762
380	KIA MOTORS CORP.	10,537	10,169
940	KOREA ZINC CO. LTD.	102,511	167,697
1,800	KOREAN REINSURANCE CO.	14,480	14,200
470	KT&G CORP.	26,197	23,154
1,100	LG ELECTRONICS, INC.	100,585	84,618
16,956	LG TELECOM LTD.	111,947	106,290
317	LOTTE CHILSUNG BEVERAGE CO. LTD.	206,972	205,719
820	LOTTE SHOPPING CO. LTD.	183,990	236,210
1,430	NH INVESTMENT & SECURITIES CO. LTD.	11,711	10,638

See accompanying notes to the financial statements.	87	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
South Korea (Cont’d):
180	NHN CORP.(b)	$26,072	27,030
110	SAMSUNG C&T CORP.	5,629	4,690
60	SAMSUNG ELECTRO-MECHANICS CO. LTD.	8,018	7,586
130	SAMSUNG FIRE & MARINE INSURANCE CO. LTD.	19,722	20,798
9,200	SAMSUNG HEAVY INDUSTRIES CO. LTD.	213,688	173,917
30	SK ENERGY CO. LTD.	3,125	2,701
2,270	SK HOLDINGS CO. LTD.	198,393	162,360
5,810	SK NETWORKS CO. LTD.	55,710	49,448
500	WOONGJIN COWAY CO. LTD.	16,420	16,817
4,820	WOORI FINANCE HOLDINGS CO. LTD.	60,850	57,589
		2,353,547	2,362,757	0.89%
Spain:
3,500	ABENGOA S.A.(b)	101,867	68,629
4,082	ABERTIS INFRAESTRUCTURAS S.A.	61,599	59,101
346	ACCIONA S.A.	36,569	26,567
5,493	ACERINOX S.A.	67,660	86,180
2,447	ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A.	105,135	90,337
56,329	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	484,462	593,207
13,498	BANCO DE SABADELL S.A.	64,346	61,402
1,548	BANCO DE VALENCIA S.A.	11,083	6,928
39,714	BANCO POPULAR ESPANOL S.A.	277,551	204,308
128,753	BANCO SANTANDER S.A.	1,011,010	1,376,064
11,204	BANKINTER S.A.	111,198	68,969
135	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	58,674	55,262
15,374	CRITERIA CAIXACORP S.A.	47,978	63,187
1,378	EDP RENOVAVEIS S.A.(b)	12,766	8,142
2,531	ENAGAS	38,142	38,347
16,085	FERROVIAL S.A.	79,147	105,231
4,723	FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.	176,603	101,851
9,135	GAMESA CORP. TECNOLOGICA S.A.(b)	90,394	79,289
4,262	GAS NATURAL SDG S.A.	52,029	62,020
2,222	GRIFOLS S.A.	33,845	22,925
13,908	IBERDROLA RENOVABLES S.A.	53,405	43,743
52,737	IBERDROLA S.A.	387,105	298,713
4,941	INDITEX S.A.	202,632	284,490
630	INDRA SISTEMAS S.A.	12,890	10,154
16,420	MAPFRE S.A.	54,049	45,097
2,128	OBRASCON HUARTE LAIN S.A.	44,952	47,855
2,111	RED ELECTRICA CORP. S.A.	88,270	75,997
11,060	REPSOL YPF S.A.	198,814	225,388
83,959	TELEFONICA S.A.	1,741,867	1,566,208
981	ZARDOYA OTIS S.A.	15,577	12,680
		5,721,619	5,788,271	2.19%
Sweden:
4,550	ALFA LAVAL AB	35,782	59,637
18,200	ASSA ABLOY AB, CLASS B	316,685	366,923
9,200	ATLAS COPCO AB, CLASS A	72,813	135,686
4,000	ATLAS COPCO AB, CLASS B	31,058	53,300
792	AXFOOD AB	20,863	20,822
17,000	ELECTROLUX AB, CLASS B	320,805	392,221
3,200	GETINGE AB, CLASS B	37,616	62,257
13,600	HENNES & MAURITZ AB, CLASS B	274,862	376,044
400	HOLMEN AB, CLASS B	8,156	9,536
17,500	HUSQVARNA AB, CLASS B	64,201	105,910
11,800	INVESTOR AB, CLASS B	161,783	192,192
3,000	KINNEVIK INVESTMENT AB, CLASS B	51,225	48,439
18,000	MEDA AB, CLASS A	142,088	131,236
1,600	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	87,461	130,608
1,100	MODERN TIMES GROUP AB, CLASS B	53,117	60,689
1,659	NCC AB, CLASS B	15,289	24,893
46,000	NORDEA BANK AB	280,618	382,871
1,600	RATOS AB	51,337	40,362
2,140	SAAB AB, CLASS B	29,937	24,454
13,973	SANDVIK AB	86,678	172,212
7,800	SCANIA AB, CLASS B	65,585	120,040
20,436	SECURITAS AB, CLASS B	185,288	186,344
20,400	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	71,603	109,360

See accompanying notes to the financial statements.	88	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
3,000	SKANSKA AB, CLASS B	$25,978	43,707
13,800	SKF AB, CLASS B	141,836	249,899
5,400	SSAB AB, CLASS A	48,129	73,271
41,976	SVENSKA CELLULOSA AB, CLASS B	412,152	496,882
6,900	SVENSKA HANDELSBANKEN AB, CLASS A	116,989	170,080
18,300	SWEDBANK AB, CLASS A(b)	58,744	170,270
6,600	SWEDISH MATCH AB	95,099	144,995
4,621	TELE2 AB, CLASS B	45,254	69,457
45,000	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	406,347	503,534
30,500	TELIASONERA AB	151,188	196,947
15,032	TRELLEBORG AB, CLASS B	103,955	90,608
5,800	VOLVO AB, CLASS A(b)	29,472	61,924
37,600	VOLVO AB, CLASS B(b)	373,743	421,212
		4,473,736	5,898,822	2.23%
Switzerland:
41,343	ABB LTD. (REGISTERED)(b)	579,344	727,648
19,000	ABB LTD. ADR(b)	319,423	328,320
1,591	ACTELION LTD. (REGISTERED)(b)	73,405	59,783
32,929	ADECCO S.A. (REGISTERED)	1,538,681	1,581,033
2,727	ARYZTA A.G.	68,593	105,252
2,676	BALOISE-HOLDING A.G. (REGISTERED)	188,738	187,574
148	BKW FMB ENERGIE A.G.	11,039	9,344
9,000	CLARIANT A.G. (REGISTERED)(b)	113,974	114,898
8,185	COMPAGNIE FINANCIERE RICHEMONT S.A., CLASS A (BEARER)	130,638	288,192
19,185	CREDIT SUISSE GROUP A.G. (REGISTERED)	599,317	728,366
3,082	EFG INTERNATIONAL A.G.	32,625	37,173
240	FLUGHAFEN ZUERICH A.G. (REGISTERED)	85,401	71,255
3,728	GAM HOLDING LTD.(b)	22,832	40,641
953	GEBERIT A.G. (REGISTERED)	83,492	148,986
1,446	GIVAUDAN S.A. (REGISTERED)	860,418	1,236,276
420	HELVETIA HOLDING A.G. (REGISTERED)	131,688	110,862
3,916	HOLCIM LTD. (REGISTERED)	168,212	264,682
3,728	JULIUS BAER GROUP LTD.	78,764	107,085
120	KABA HOLDING A.G., CLASS B (REGISTERED)	30,195	32,120
967	KUEHNE & NAGEL INTERNATIONAL A.G. (REGISTERED)	57,750	100,304
63	LINDT & SPRUENGLI A.G. (PARTCIPATION CERTIFICATE)	108,277	137,302
1	LINDT & SPRUENGLI A.G. (REGISTERED)	17,927	24,587
6,301	LOGITECH INTERNATIONAL S.A. (REGISTERED)(b)	70,452	86,287
127	LONZA GROUP A.G. (REGISTERED)	10,220	8,513
91,162	NESTLE S.A. (REGISTERED)	3,248,882	4,415,057
2,629	NOBEL BIOCARE HOLDING A.G. (REGISTERED)	45,806	45,613
84,967	NOVARTIS A.G. (REGISTERED)	3,516,081	4,146,560
16,713	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)(b)	1,220,576	1,327,334
19,385	PARGESA HOLDING S.A. (BEARER)	1,349,195	1,277,856
12,394	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,602,744	1,714,514
755	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	34,888	64,024
3,800	SCHINDLER HOLDING A.G. (REGISTERED)	301,699	318,716
121	SGS S.A. (REGISTERED)	130,564	164,129
117	SIKA A.G. (BEARER)	178,417	208,420
648	SONOVA HOLDING A.G. (REGISTERED)	35,616	80,021
32,678	STMICROELECTRONICS N.V.	179,389	263,097
257	STRAUMANN HOLDING A.G. (REGISTERED)	41,380	55,867
1,872	SULZER A.G. (REGISTERED)	96,613	175,941
475	SWATCH GROUP (THE) A.G. (BEARER)	59,791	135,075
2,391	SWATCH GROUP (THE) A.G. (REGISTERED)	61,462	123,119
2,654	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	201,157	256,086
12,001	SWISS REINSURANCE CO. LTD. (REGISTERED)	409,105	497,822
196	SWISSCOM A.G. (REGISTERED)	51,473	66,720
1,549	SYNGENTA A.G. (REGISTERED)	322,477	360,151
1,901	TAMEDIA A.G. (REGISTERED)	113,489	144,626
58,929	TYCO ELECTRONICS LTD.	1,181,585	1,495,618
36,346	XSTRATA PLC	298,412	481,570
3,649	ZURICH FINANCIAL SERVICES A.G.	656,321	810,833
		20,718,527	25,165,252	9.52%

See accompanying notes to the financial statements.	89	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Taiwan:
30,000	HON HAI PRECISION INDUSTRY CO. LTD. GDR (REGISTERED)(b)	$258,774	219,600
36,000	UNITED MICROELECTRONICS CORP. ADR(b)	129,453	104,760
		388,227	324,360	0.12%
Turkey:
33,900	TURKCELL ILETISIM HIZMET A.S. ADR	505,304	440,022
46,757	TURKIYE IS BANKASI, CLASS C	139,567	146,151
		644,871	586,173	0.22%
United Kingdom:
58,828	3I GROUP PLC	258,106	233,887
2,834	ADMIRAL GROUP PLC	35,119	59,661
4,578	AMEC PLC	34,931	56,498
21,348	ANGLO AMERICAN PLC(b)	434,264	749,712
19,600	ANGLO AMERICAN PLC ADR(b)	333,272	337,708
4,811	ANTOFAGASTA PLC	33,978	56,534
19,184	ARM HOLDINGS PLC	71,627	79,539
16,299	ASSOCIATED BRITISH FOODS PLC	218,984	237,312
23,371	ASTRAZENECA PLC	827,028	1,106,564
7,700	ASTRAZENECA PLC ADR	341,392	362,901
2,131	AUTONOMY CORP. PLC(b)	36,969	58,488
105,007	AVIVA PLC	422,365	492,791
138,006	BAE SYSTEMS PLC	739,397	646,417
54,775	BALFOUR BEATTY PLC	236,159	195,840
287,293	BARCLAYS PLC	1,101,467	1,161,314
45,610	BG GROUP PLC	700,229	685,543
39,457	BHP BILLITON PLC	868,056	1,034,319
91,000	BOOKER GROUP PLC	56,747	55,745
287,003	BP PLC	1,949,603	1,367,470
57,994	BRITISH AMERICAN TOBACCO PLC	1,497,265	1,851,241
11,630	BRITISH LAND CO. PLC	61,579	75,691
17,468	BRITISH SKY BROADCASTING GROUP PLC	116,486	182,822
11,000	BRITVIC PLC	80,883	78,132
132,209	BT GROUP PLC	159,975	256,989
5,069	BUNZL PLC	39,524	51,008
8,202	BURBERRY GROUP PLC	40,549	93,318
43,666	CABLE & WIRELESS COMMUNICATIONS PLC	37,084	37,677
20,702	CABLE & WIRELESS WORLDWIDE	27,090	26,786
40,577	CAIRN ENERGY PLC(b)	155,293	251,536
16,980	CAPITA GROUP (THE) PLC	162,367	187,989
6,025	CAPITAL & COUNTIES PROPERTIES PLC(b)	6,933	9,767
6,025	CAPITAL SHOPPING CENTRES GROUP PLC	23,472	28,050
24,000	CARILLION PLC	127,438	110,802
5,873	CARNIVAL PLC	158,859	191,554
30,249	CARPETRIGHT PLC	343,014	289,246
82,257	CENTRICA PLC	290,637	364,643
8,800	CHARTER INTERNATIONAL PLC	84,654	82,635
11,669	COBHAM PLC	30,337	37,188
194,948	COMPASS GROUP PLC	1,057,816	1,491,302
60,000	COOKSON GROUP PLC(b)	391,848	347,555
7,800	CRODA INTERNATIONAL PLC	105,683	117,471
10,882	DAVIS SERVICE GROUP PLC	67,933	59,669
126,084	DIAGEO PLC	1,716,520	1,996,838
10,724	DRAX GROUP PLC	63,366	60,293
17,000	EASYJET PLC(b)	68,995	101,039
2,968	ENQUEST PLC(b)	3,713	4,408
2,760	EURASIAN NATURAL RESOURCES CORP. PLC	15,790	35,505
3,153	F&C ASSET MANAGEMENT PLC	29,436	2,450
38,576	FIRSTGROUP PLC	199,616	210,717
9,699	G4S PLC	26,165	38,735
93,189	GLAXOSMITHKLINE PLC	1,432,456	1,591,431
12,300	GLAXOSMITHKLINE PLC ADR	464,571	418,323
10,000	GREENE KING PLC	58,087	58,613
12,000	HALFORDS GROUP PLC	86,547	87,799
17,505	HAMMERSON PLC	69,535	89,892
36,031	HAYS PLC	49,874	49,365
215,048	HOME RETAIL GROUP PLC	909,432	689,191
296,420	HSBC HOLDINGS PLC	2,008,860	2,724,587

See accompanying notes to the financial statements.	90	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
12,114	ICAP PLC	$51,874	73,339
11,465	IMI PLC	43,254	117,767
18,809	IMPERIAL TOBACCO GROUP PLC	441,612	528,043
30,000	INCHCAPE PLC(b)	123,756	110,264
4,344	INMARSAT PLC	50,991	46,373
6,290	INTERCONTINENTAL HOTELS GROUP PLC	49,219	99,899
20,434	INTERNATIONAL POWER PLC	61,912	91,682
12,127	INVENSYS PLC	29,802	43,775
18,249	INVESTEC PLC	128,736	123,677
98,470	ITV PLC(b)	52,339	74,077
29,306	J. SAINSBURY PLC	141,007	140,771
13,894	JOHNSON MATTHEY PLC	337,176	310,138
12,909	KAZAKHMYS PLC	194,999	191,715
117,414	KINGFISHER PLC	361,281	370,502
8,091	LADBROKES PLC	23,511	15,377
64,858	LANCASHIRE HOLDINGS LTD.	497,453	482,871
15,511	LAND SECURITIES GROUP PLC	113,585	129,432
358,802	LEGAL & GENERAL GROUP PLC	401,692	421,629
1,444,155	LLOYDS BANKING GROUP PLC(b)	1,180,004	1,158,684
112,000	LOGICA PLC	223,591	182,733
3,727	LONDON STOCK EXCHANGE GROUP PLC	38,197	31,378
1,021	LONMIN PLC(b)	17,874	21,524
33,399	MAN GROUP PLC	106,502	111,429
99,083	MARKS & SPENCER GROUP PLC	468,824	491,193
19,659	MEGGITT PLC	45,921	92,259
12,000	MILLENNIUM & COPTHORNE HOTELS PLC	75,270	72,971
30,000	MONDI PLC	68,373	172,164
66,831	NATIONAL GRID PLC	502,486	490,271
2,148	NEXT PLC	36,823	64,475
211,185	OLD MUTUAL PLC	251,201	326,573
41,911	PEARSON PLC	597,696	556,055
2,968	PETROFAC LTD.	45,259	52,593
32,976	PRUDENTIAL PLC	149,613	250,534
449,782	QINETIQ GROUP PLC	892,909	786,930
868	RANDGOLD RESOURCES LTD.	57,706	83,324
169,000	RAVEN RUSSIA LTD.	138,165	101,947
9,239	RECKITT BENCKISER GROUP PLC	360,757	432,338
183,961	REED ELSEVIER PLC	1,436,337	1,371,523
20,541	REXAM PLC	87,985	92,991
23,272	RIO TINTO PLC	686,175	1,032,162
27,303	ROLLS-ROYCE GROUP PLC(b)	111,284	229,462
248,250	ROYAL BANK OF SCOTLAND GROUP PLC(b)	114,766	153,667
40,053	RSA INSURANCE GROUP PLC	76,424	71,572
14,896	SABMILLER PLC	245,922	420,415
76,398	SAGE GROUP (THE) PLC	259,412	264,361
118,860	SAVILLS PLC	575,833	488,366
3,966	SCHRODERS PLC	45,826	71,877
11,992	SCOTTISH & SOUTHERN ENERGY PLC	191,679	200,493
10,277	SEGRO PLC	36,889	38,970
7,999	SERCO GROUP PLC	42,799	70,273
4,954	SEVERN TRENT PLC	76,220	91,115
60,325	SIGNET JEWELERS LTD.(b)	1,230,306	1,658,938
14,044	SMITH & NEPHEW PLC	98,628	133,347
2,453	SMITHS GROUP PLC	28,519	39,289
47,600	SOCO INTERNATIONAL PLC(b)	284,487	282,768
1,057	SPECTRIS PLC	12,673	12,255
32,653	STANDARD CHARTERED PLC	488,272	800,587
145,857	STANDARD LIFE PLC	399,382	380,277
1,041	TATE & LYLE PLC	5,037	6,994
125,666	TESCO PLC	626,514	713,568
42,000	THOMAS COOK GROUP PLC	148,858	112,075
17,601	TOMKINS PLC	28,936	59,643
13,300	TRAVIS PERKINS PLC(b)	127,863	145,657
47,072	TUI TRAVEL PLC	185,703	147,200
16,151	TULLOW OIL PLC	238,242	242,035
35,747	UNILEVER PLC	811,210	961,901
45,006	UNILEVER PLC ADR	1,121,900	1,203,010
2,333	UNITED BUSINESS MEDIA LTD.	13,794	17,324

See accompanying notes to the financial statements.	91	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
8,787	UNITED UTILITIES GROUP PLC	$62,187	68,991
2,343	VEDANTA RESOURCES PLC	35,450	74,389
8,029	VITEC GROUP (THE) PLC	36,461	51,313
928,295	VODAFONE GROUP PLC	1,671,709	1,929,950
13,800	WEIR GROUP (THE) PLC	191,219	213,813
994	WHITBREAD PLC	10,069	20,925
42,000	WILLIAM HILL PLC	111,648	107,494
42,339	WM MORRISON SUPERMARKETS PLC	156,009	168,330
4,513	WOLSELEY PLC(b)	70,476	90,287
23,432	WPP PLC	141,019	222,486
8,379	YELL GROUP PLC(b)	3,988	3,068
		41,658,855	46,676,367	17.65%

United States:
21,384	ARCH CAPITAL GROUP LTD.(b)	1,265,405	1,593,108
5,526	BROOKFIELD PROPERTIES CORP.	35,639	77,585
2,600	BROOKFIELD PROPERTIES CORP. (TORONTO EXCHANGE)	37,374	36,512
14,300	CENTRAL EUROPEAN DISTRIBUTION CORP.(b)	422,885	305,734
6,080	GERDAU AMERISTEEL CORP.(b)	19,730	66,272
3,384	KRAFT FOODS, INC., CLASS A	10,684	94,752
514	SYNTHES, INC.	62,857	59,372
5,729	THOMSON REUTERS CORP.	151,051	205,270
1,676	THOMSON REUTERS CORP. (TORONTO EXCHANGE)	36,183	59,982
		2,041,808	2,498,587	0.94%

Preferred Stocks:
Brazil:
14,800	PETROLEO BRASILEIRO S.A. ADR	499,840	441,040
16,600	VALE S.A. ADR	282,398	348,932
		782,238	789,972	0.30%

Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G. (NON VOTING)	49,612	53,734
1,114	FRESENIUS S.E.	51,175	73,902
2,360	HENKEL A.G. & CO. KGAA	60,940	115,725
890	PORSCHE AUTOMOBIL HOLDING S.E.	45,800	38,412
861	RWE A.G.	54,598	52,080
2,665	VOLKSWAGEN A.G.	183,670	235,877
		445,795	569,730	0.21%

Corporate Bonds:
United Kingdom:
248,549	HSBC BANK PLC(b) 0.00%, 9/25/11	1,184,178	1,096,449
		1,184,178	1,096,449	0.42%

Rights:
Austria:
10,586	IMMOEAST A.G.(b)	-	-
Norway:
5,021	NORSK HYDRO ASA(b)	-	2,590
Spain:
981	ZARDOYA-OTIS RIGHTS(b)	-	625
		-	3,215	0.00%
Warrants:
France:
440	FONCIERE DES REGIONS, EXP. 12/31/10, STRIKE 65.00 EURO(b)	-	253
Hong Kong:
2,600	HENDERSON LAND DEVELOPMENT CO. LTD.(b)	-	441

See accompanying notes to the financial statements.	92	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

Shares	Security	Cost	Fair value (a)	Percent of net assets
Italy:
11,384	UNIONE DI BANCHE ITALIANE SCPA, EXP. 6/30/11, STRIKE 12.30 EURO(b)	$-	221
		-	915	0.00%

	Grand total(e)	$228,548,730	258,828,985	97.88%

Notes to Schedule of Investments:

(a)	Securities are valued in accordance with procedures described in note 2 to the financial statements.
(b)	Currently non-income producing assets.
(c)

Restricted security that has been deemed illiquid. At June 30, 2010, the value of these restricted securities amounted to approximately $60,662 or 0.02% of net assets. Additional information on each restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	AQUISITION COST
AGNICO-EAGLE MINES LTD.	3/18/09 - 5/28/10	55,138

(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may not be publicly sold without registration under the Securities Act of 1933. The value of this security is determined by valuations supplied by a pricing service or brokers, or if not available in accordance with procedures established by the Board of Trustees of the Fund.

(e)

At June 30, 2010, the cost for Federal income tax purposes was $229,097,577. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were as follows:

	Gross unrealized appreciation	$40,567,205
	Gross unrealized depreciation	(10,835,797)
	Net unrealized appreciation	$29,731,408

At June 30, 2010, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Investments
Consumer Discretionary	13.15%
Consumer Staples	10.08
Energy	7.55
Financials	23.36
Health Care	7.43
Industrials	14.44
Information Technology	6.00
Materials	10.58
Telecommunication Services	3.78
Utilities	3.63
100.00%

See accompanying notes to the financial statements.	93	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
June 30, 2010

At June 30, 2010, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Investments
Euro	23.25%
Japanese Yen	19.76
British Pound	18.83
United States Dollar	13.00
Swiss Franc	8.75
Australian Dollar	5.54
All other currencies less than 5%	10.87
100.00%

At June 30, 2010, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Loss
Singapore Dollar	6,909	United States Dollar	4,929	7/2/10	$(9)
United States Dollar	15,104	British Pound	10,007	7/2/10	(152)
					$(161)

See accompanying notes to the financial statements.	94	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater International Fund

June 30, 2010 (unaudited)

See accompanying notes to financial statements.

CLEARWATER INVESTMENT TRUST

FORM N-CSR

Item 2         Code of Ethics (annual report only)

Item 3         Audit Committee Financial Expert (annual report only)

Item 4         Principal Accountant Fees and Services (annual report only) (accrual basis)

Item 5         Audit Committee of Listed Registrants (annual report only)

Item 6         Schedule of Investments (annual and semi-annual report)

          See Item 1.

Item 7         Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

          Not applicable (the Trust is an open-end Management Investment Company)

Item 8         Portfolio Managers of Closed-End Management Investment Companies

          Not applicable (the Trust is an open-end Management Investment Company)

Item 9         Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable (the Trust is an open-end Management Investment Company)

Item 10       Submission of Matters to a Vote of Security Holders

          There have been no material changes to the procedures by which shareholders may recommend nominees to the Board of Trustees.

Item 11       Controls and Procedures

a)

The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

b)

There have been no significant changes in the Trust’s internal controls over financial reporting since the filing of the last report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12 Exhibits

a)	The certifications for each principal executive and principal financial officer of the Trust as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.
b)	No written solicitations to purchase securities were sent or delivered during the period covered by this report by or on behalf of the Trust.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Clearwater Investment Trust

/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr.
Chairman

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr.
Chairman

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1040, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George H. Weyerhaeuser, Jr.

George H. Weyerhaeuser, Jr.
Treasurer

Date:	August 30, 2010